Document and Entity Information	6 Months Ended
Jul. 13, 2013
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jul 13, 2013
Entity Registrant Name	TOPS HOLDING II CORPORATION
Entity Central Index Key	0001584701
Entity Filer Category	Non-accelerated Filer
Tops Holding LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	TOPS HOLDING LLC
Entity Central Index Key	0001483173
Entity Filer Category	Non-accelerated Filer
Tops Markets, LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	TOPS MARKETS, LLC
Entity Central Index Key	0001495766
Entity Filer Category	Non-accelerated Filer
Tops Markets II Corporation [Member]
Entity Information [Line Items]
Entity Registrant Name	TOPS MARKETS II CORPORATION
Entity Central Index Key	0001584702
Entity Filer Category	Non-accelerated Filer
Tops PT, LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	Tops PT, LLC
Entity Central Index Key	0001495767
Entity Filer Category	Non-accelerated Filer
Tops Gift Card Company, LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	Tops Gift Card Company, LLC
Entity Central Index Key	0001495765
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 28,446	$ 32,422	$ 19,181
Accounts receivable, net	65,041	53,475	55,987
Inventory, net	131,477	125,487	115,309
Prepaid expenses and other current assets	11,293	9,323	12,990
Income taxes refundable	252	237	285
Current deferred tax assets	1,924	1,924	1,971
Total current assets	238,433	222,868	205,723
Property and equipment, net	343,483	350,649	358,263
Goodwill	19,308	15,002	462
Intangible assets, net	70,030	74,498	71,663
Other assets	19,089	12,985	11,101
Total assets	690,343	676,002	647,212
Current liabilities:
Accounts payable	92,401	77,460	75,608
Accrued expenses and other current liabilities	74,152	75,740	74,677
Current portion of capital lease obligations	14,056	14,357	12,701
Current portion of long-term debt	2,271	2,271	434
Total current liabilities	182,880	169,828	163,420
Capital lease obligations	142,180	149,503	159,814
Long-term debt	650,622	495,446	355,240
Other long-term liabilities	38,886	38,871	23,893
Non-current deferred tax liabilities	6,431	5,626	4,309
Total liabilities	1,020,999	859,274	706,676
Commitments and contingencies
Shareholders' deficit:
Common shares, value
Paid-in capital	(237,944)	(100,077)	(1,528)
Accumulated deficit	(89,142)	(79,625)	(56,675)
Accumulated other comprehensive loss, net of tax	(3,570)	(3,570)	(1,261)
Total shareholders' deficit	(330,656)	(183,272)	(59,464)
Total liabilities and shareholders' (deficit) equity	$ 690,343	$ 676,002	$ 647,212

Consolidated Balance Sheets (Parenthetical) (USD $)	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Common shares, par value	$ 0.001	$ 0.001	$ 0.001
Common shares, authorized	300,000	300,000	300,000
Common shares, issued	156,116	144,776	144,776
Common shares, outstanding	156,116	144,776	144,776

Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	3 Months Ended										4 Months Ended			6 Months Ended		12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012		Oct. 06, 2012		Jul. 14, 2012		Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012		Apr. 23, 2011	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net sales	$ 601,275	$ 560,167		$ 538,431		$ 562,361		$ 540,113	$ 538,606	$ 559,514	$ 704,380		$ 717,259	$ 1,337,084	$ 1,266,741	$ 2,365,339	$ 2,355,492	$ 2,257,536
Cost of goods sold	(418,934)					(390,514)								(932,085)	(881,221)	(1,654,093)	(1,650,166)	(1,579,016)
Distribution costs	(11,763)					(11,511)								(26,280)	(25,278)	(46,663)	(44,189)	(44,829)
Gross profit	170,578	154,478		149,863		160,336		150,878	152,925	154,982	199,906		202,352	378,719	360,242	664,583	661,137	633,691
Operating expenses:
Wages, salaries and benefits	(80,787)					(75,125)								(184,832)	(174,355)	(320,626)	(317,738)	(310,800)
Selling and general expenses	(26,874)					(22,400)								(63,182)	(52,218)	(99,841)	(103,153)	(104,841)
Administrative expenses (inclusive of share-based compensation expense	(27,072)					(18,543)								(49,326)	(42,413)	(82,404)	(79,780)	(102,754)
Rent expense, net	(5,311)					(3,568)								(12,876)	(9,548)	(21,225)	(18,856)	(19,135)
Depreciation and amortization	(13,048)					(12,023)								(30,052)	(28,052)	(52,617)	(51,205)	(62,353)
Advertising	(5,682)					(5,118)								(11,449)	(10,764)	(19,314)	(18,789)	(23,175)
Impairment charges																	(2,791)
Total operating expenses	(158,774)					(136,777)								(351,717)	(317,350)	(596,027)	(592,312)	(623,058)
Operating income	11,804	7,215		18,449		23,559		15,605	20,742	14,908	19,333		17,570	27,002	42,892	68,556	68,825	10,633
Bargain purchase																		15,681
Loss on debt extinguishment																(31,205)		(1,041)
Interest expense, net	(16,742)					(13,709)								(35,714)	(32,021)	(58,893)	(61,698)	(61,231)
(Loss) income before income taxes	(4,938)					9,850								(8,712)	10,871	(21,542)	7,127	(35,958)
Income tax (expense) benefit	(378)	(347)		(339)		(352)		(305)	(305)	(318)	(370)		(367)	(805)	(722)	(1,408)	(1,295)	9,004
Net (loss) income	(5,316)	(37,803)	[1]	4,704	[1]	9,498	[1]	1,187	6,440	293	651	[1]	(2,088)	(9,517)	10,149	(22,950)	5,832	(26,954)
Change in post retirement benefit obligations																(2,309)	(925)	(471)
Other comprehensive income
Comprehensive (loss) income	$ (5,316)					$ 9,498								$ (9,517)	$ 10,149	$ (25,259)	$ 4,907	$ (27,425)

[1]	The net loss for the 12-week period ended December 29, 2012 includes a $31.2 million loss on debt extinguishment related to the December 2012 financing transactions. See Note 9 for further discussion.

Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 13, 2013	Jul. 14, 2012	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Share-based compensation expense included in administrative expenses	$ 3,610	$ 264	$ 3,826	$ 616	$ 1,451	$ 1,140	$ 715

Consolidated Statements of Changes in Shareholders' Deficit (USD $) In Thousands, except Share data	Total USD ($)	Common Stock	Paid-In Capital USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive (Loss) Income USD ($)
Beginning Balance at Jan. 02, 2010	$ (38,801)		$ (3,383)	$ (35,553)	$ 135
Beginning Balance, shares at Jan. 02, 2010		100,000
Net (loss) income	(26,954)			(26,954)
Retirement obligations adjustments	(471)				(471)
Issuance of common stock	30,000		30,000
Issuance of common stock, Shares		44,776
Dividend	(30,000)		(30,000)
Share-based compensation	715		715
Ending Balance at Jan. 01, 2011	(65,511)		(2,668)	(62,507)	(336)
Ending Balance, shares at Jan. 01, 2011		144,776
Net (loss) income	5,832			5,832
Retirement obligations adjustments	(925)				(925)
Share-based compensation	1,140		1,140
Ending Balance at Dec. 31, 2011	(59,464)		(1,528)	(56,675)	(1,261)
Ending Balance, shares at Dec. 31, 2011		144,776
Net (loss) income	(22,950)			(22,950)
Retirement obligations adjustments	(2,309)				(2,309)
Dividend	(100,000)		(100,000)
Share-based compensation	1,451		1,451
Ending Balance at Dec. 29, 2012	$ (183,272)		$ (100,077)	$ (79,625)	$ (3,570)
Ending Balance, shares at Dec. 29, 2012		144,776

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Cash flows provided by operating activities:
Net (loss) income	$ (9,517)	$ 10,149	$ (22,950)	$ 5,832	$ (26,954)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	38,186	36,331	67,802	67,053	77,315
Loss on debt extinguishment			31,205		1,041
Amortization of deferred financing costs	1,357	1,520	2,847	2,661	2,367
Share-based compensation expense	3,826	616	1,451	1,140	715
Deferred income taxes	805	667	1,364	1,249	(9,199)
LIFO inventory valuation adjustments	723	794	361	1,333	2,055
Impairment charges				2,791
Bargain purchase					(15,681)
Other	199	(554)	(462)	(87)	988
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(11,556)	2,831	2,545	1,664	(7,382)
(Increase) decrease in inventory, net	(5,812)	(4,114)	(2,590)	187	(6,239)
(Increase) decrease in prepaid expenses and other current assets	(1,959)	2,232	4,005	1,103	1,796
(Increase) decrease in income taxes refundable	(15)	169	48	(85)	560
Increase (decrease) in accounts payable	14,515	10,724	1,950	(18,080)	24,267
(Decrease) increase in accrued expenses and other current liabilities	43	(3,196)	(4,453)	389	917
Increase in other long-term liabilities	932	2,529	3,884	1,501	2,892
Net cash provided by operating activities	31,727	60,698	87,007	68,651	49,458
Cash flows used in investing activities:
Cash paid for property and equipment	(27,589)	(15,200)	(37,565)	(45,575)	(49,663)
Proceeds from insurable loss recovery		1,150	1,455	609
Cash paid for intangible assets				(1,527)
Proceeds from sale of assets				1,284	20,753
Acquisition of Penn Traffic					(85,023)
Net cash used in investing activities	(33,584)	(14,050)	(67,054)	(45,209)	(113,933)
Net (decrease) increase in cash and cash equivalents	(3,976)	34,790	13,241	1,762	(2,303)
Cash flows (used in) provided by financing activities:
Proceeds from long-term debt borrowings	148,500		460,000		112,125
Dividend to shareholders	(141,920)		(100,000)		(30,000)
Principal payments on capital leases	(8,014)	(6,789)	(13,318)	(11,161)	(9,294)
Deferred financing costs incurred	(7,977)		(11,943)	(57)	(5,769)
Change in bank overdraft position	426	181	(98)	(53)	487
Stock option exercises	227
Repayments of long-term debt borrowings	(161)	(250)	(350,452)	(409)	(36,377)
Borrowings on ABL Facility					348,737
Repayments on ABL Facility					(347,737)
Debt extinguishment costs incurred			(20,901)
Proceeds from issuance of common stock					30,000
Net cash (used in) provided by financing activities	(2,119)	(11,858)	(6,712)	(21,680)	62,172
Cash and cash equivalents - beginning of period	32,422	19,181	19,181	17,419	19,722
Cash and cash equivalents - end of period	28,446	53,971	32,422	19,181	17,419
2017 ABL Facility [Member]
Cash flows (used in) provided by financing activities:
Borrowings on ABL Facility	138,500		35,000
Repayments on ABL Facility	(131,700)
2013 ABL Facility [Member]
Cash flows (used in) provided by financing activities:
Borrowings on ABL Facility		66,600	158,800	612,900	348,737
Repayments on ABL Facility		(71,600)	(163,800)	(622,900)	(347,737)
Grand Union Supermarkets [Member]
Cash flows used in investing activities:
Acquisition			(27,640)
Independent Supermarkets [Member]
Cash flows used in investing activities:
Acquisition			(3,304)
Supermarkets [Member]
Cash flows used in investing activities:
Acquisition	$ (5,995)

The Company, Basis of Presentation and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
The Company, Basis of Presentation and Summary of Significant Accounting Policies

1. THE COMPANY, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company

Tops Holding II Corporation (“Holding II” or “Company”), the parent of Tops Holding LLC (“Holding I”), formerly Tops Holding Corporation, was incorporated on May 7, 2013. Holding I is the parent of Tops Markets, LLC (“Tops Markets”), a supermarket retailer in Upstate New York, Northern Pennsylvania and Vermont. Holding I was incorporated on October 5, 2007 and commenced operations on December 1, 2007. As of July 13, 2013, the Company operated 155 supermarkets under the banners of Tops and Orchard Fresh, with an additional five supermarkets operated by franchisees. Holding II is owned by various funds affiliated with Morgan Stanley Private Equity (“MSPE”), an affiliate of Morgan Stanley & Co., Incorporated, various funds affiliated with Graycliff Partners LP (“Graycliff”), two minority investors and certain company employees. Holding I has no other business operations as its sole purpose is the ownership of Tops Markets.

Change in Reporting Entity

Effective May 15, 2013, Holding I was converted to a limited liability company and Tops Markets II Corporation, a wholly-owned subsidiary of Holding I, was formed on May 14, 2013 and added as a co-issuer of the Holding I Notes (see Note 8). On May 15, 2013, the stockholders of Holding I contributed all of the outstanding shares of common stock of Holding I to Holding II in exchange for shares of common stock of Holding II. Holding II has no other business operations other than the ownership of Holding I and as the issuer of the Holding II Notes (see Note 8). Holding II’s net assets consist solely of its membership interest in Holding I, undistributed cash from the issuance of the Holding II Notes, the Holding II Notes and related debt issuance costs.

On August 20, 2013, Holding II was added as a guarantor of the Holding I Notes, resulting in Holding II becoming the reporting entity related to these notes. As a result, the historical results of Holding I and its subsidiaries have been consolidated with Holding II as if Holding II were in existence for all periods presented to reflect the change in reporting entity. All intercompany transactions have been eliminated.

Accounting Policies

A summary of the Company’s significant accounting policies is included in Note 1 to the audited consolidated financial statements of Holding I in its 2012 Annual Financial Report.

Basis of Presentation and Principles of Consolidation

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and do not include all disclosures normally required in annual consolidated financial statements prepared in accordance with GAAP.

The Company operates on a 52/53 week fiscal year ending on the Saturday closest to December 31. Fiscal years include 13 four-week reporting periods, with an additional week in the thirteenth reporting period for 53-week fiscal years. The first quarter of each fiscal year includes four reporting periods, while the remaining quarters include three reporting periods.

The Company’s condensed consolidated financial statements for the 12 and 28-week periods ended July 13, 2013 and July 14, 2012 are unaudited, and, in the opinion of management, contain all adjustments that are of a normal and recurring nature necessary for a fair statement of financial position and results of operations for such periods.

The Company has evaluated all subsequent events through the release of these condensed consolidated financial statements on August 26, 2013.

Segments

The Company’s supermarkets offer grocery, produce, frozen, dairy, meat, floral, seafood, health and beauty care, general merchandise, deli and bakery goods. The Company operates one supermarket format where each supermarket offers the same general mix of products with similar pricing to similar categories of customers. As of July 13, 2013, 79 supermarkets offered pharmacy services and 48 fuel centers were in operation, inclusive of the Company’s franchise locations. The Company’s retail operations, which represent substantially all of the Company’s consolidated sales, earnings and total assets, are its only operating segment and reportable segment. The Company’s retail operations as a whole reflect the level at which the business is managed and how the Company’s Chief Executive Officer, who acts as the Company’s chief operating decision maker, assesses performance internally.

The following table presents sales revenue by type of similar product (dollars in thousands):

	12-week periods ended				28-week periods ended
	July 13, 2013		July 14, 2012		July 13, 2013		July 14, 2012
	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
Non-perishables(1)	$334,143	55.6%	$310,620	55.2%	$753,195	56.3%	$709,027	56.0%
Perishables(2)	173,674	28.9%	157,382	28.0%	370,073	27.7%	341,381	27.0%
Fuel	53,051	8.8%	53,241	9.5%	119,669	9.0%	118,127	9.3%
Pharmacy	36,147	6.0%	37,085	6.6%	84,412	6.3%	88,872	7.0%
Other(3)	4,260	0.7%	4,033	0.7%	9,735	0.7%	9,334	0.7%

	$601,275	100.0%	$562,361	100.0%	$1,337,084	100.0%	$1,266,741	100.0%

(1)	Non-perishables consist of grocery, dairy, frozen, general merchandise, health and beauty care and other non-perishable related products.
(2)	Perishables consist of produce, meat, seafood, bakery, deli, floral, prepared foods and other perishable related products.
(3)	Other primarily consists of franchise income and service commission income, such as lottery, money orders and money transfers.

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Company’s condensed consolidated financial statements and notes thereto. The most significant estimates used by management are related to the accounting for vendor allowances, valuation of long-lived assets including goodwill and intangible assets, acquisition accounting, lease classification, self-insurance reserves, inventory valuation and income taxes. Actual results could differ from these estimates.

Fair Value of Financial Instruments

The provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures” establish a framework for measuring fair value and a hierarchy that categorizes and prioritizes the sources to be used to estimate fair value as follows:

Level 1 – observable inputs such as quoted prices in active markets;

Level 2 – inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs); and

Level 3 – unobservable inputs that reflect the Company’s determination of assumptions that market participants would use in pricing the asset or liability. These inputs are developed based on the best information available, including the Company’s own data.

Financial instruments include cash and cash equivalents, accounts receivable, accounts payable, capital lease obligations and long-term debt. The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the short-term nature of these financial instruments. At July 13, 2013 and December 29, 2012, the estimated fair value and the carrying value of the Company’s debt instruments were as follows (dollars in thousands):

	July 13, 2013	December 29, 2012
Carrying value of debt instruments:
Current portion of capital lease obligations	$14,056	$14,357
Current portion of long-term debt	2,271	2,271
Long-term capital lease obligations	142,180	149,503
Long-term debt	650,622	495,446

Total carrying value of debt instruments	809,129	661,577
Fair value of debt instruments	827,576	632,552

(Deficiency) excess of carrying value over fair value	$(18,447)	$29,025

The fair value of the Company’s senior secured notes, which are included in long-term debt, was based on quoted market prices, a Level 2 source. The fair value of the Company’s other long-term debt and capital lease obligations was based on the net present value of future cash flows using estimated applicable market interest rates for the Company at July 13, 2013 and December 29, 2012, a Level 3 measurement technique.

Fair value measurements of non-financial assets and non-financial liabilities are primarily used in the impairment analysis of long-lived assets, goodwill and intangible assets. Long-lived assets and definite-lived intangible assets are measured at fair value on a nonrecurring basis using Level 3 inputs. Goodwill and the Tops tradename are reviewed annually for impairment on December 1, or more frequently, if impairment indicators arise.

1. THE COMPANY, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company

Tops Holding II Corporation (“Holding II” or “Company”), the parent of Tops Holding LLC (“Holding I”), formerly Tops Holding Corporation, was incorporated on May 7, 2013. Holding I is the parent of Tops Markets, LLC (“Tops Markets”), a supermarket retailer in Upstate New York, Northern Pennsylvania and Vermont. Holding I was incorporated on October 5, 2007 and commenced operations on December 1, 2007. As of December 29, 2012, the Company operated 149 supermarkets under the banners of Tops, GU Family Markets, Grand Union and Bryant’s, with an additional five supermarkets operated by franchisees. Holding II is owned by various funds affiliated with Morgan Stanley Private Equity (“MSPE”), an affiliate of Morgan Stanley & Co., Incorporated (“Morgan Stanley”), various funds affiliated with Graycliff Partners LP (“Graycliff”), two minority investors and a company employee. Holding I has no other business operations as its sole purpose is the ownership of Tops Markets. During early October 2012, Tops Markets completed the acquisition (“GU Acquisition”) of 21 retail supermarkets in Upstate New York and Vermont from GU Markets LLC (“GU Markets”), an affiliate of C&S Wholesale Grocers, Inc. (“C&S”).

Change in Reporting Entity

Effective May 15, 2013, Holding I was converted to a limited liability company and Tops Markets II Corporation, a wholly-owned subsidiary of Holding I, was formed on May 14, 2013 and added as a co-issuer of the 2017 Notes (see Note 9). On May 15, 2013, the stockholders of Holding I contributed all of the outstanding shares of common stock of Holding I to Holding II in exchange for shares of common stock of Holding II. Holding II has no other business operations other than the ownership of Holding I and as the issuer of the Holding II Notes (see Note 18). Holding II’s net assets consist solely of its membership interest in Holding I, undistributed cash from the issuance of the Holding II Notes, the Holding II Notes and related debt issuance costs.

On August 20, 2013, Holding II was added as a guarantor of the 2017 Notes, resulting in Holding II becoming the reporting entity related to these notes. As a result, the historical results of Holding I and its subsidiaries have been consolidated with Holding II as if Holding II were in existence for all periods presented to reflect the change in reporting entity.

Fiscal Year

The Company operates on a 52/53 week fiscal year ending on the Saturday closest to December 31. The Company’s fiscal years include 13 four-week reporting periods, with an additional week in the thirteenth reporting period for 53-week fiscal years. The Company’s first quarter of each fiscal year includes four reporting periods, while the remaining quarters include three reporting periods. The periods from January 1, 2012 to December 29, 2012 (“Fiscal 2012”), January 2, 2011 to December 31, 2011 (“Fiscal 2011”), and January 3, 2010 to January 1, 2011 (“Fiscal 2010”) all included 52 weeks.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP. The consolidated financial statements include the accounts of the Company and all of its subsidiaries. All intercompany transactions have been eliminated.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Company’s consolidated financial statements and notes thereto. The most significant estimates used by management are related to the accounting for vendor allowances, valuation of long-lived assets including intangible assets, acquisition accounting, lease classification, self-insurance reserves, inventory valuation and income taxes. Actual results could differ from these estimates.

Consolidated Statements of Cash Flows Supplemental Disclosures

Cash and cash equivalents includes cash on hand that is highly liquid with original maturities at the date of purchase of 90 days or less. As of December 29, 2012 and December 31, 2011, outstanding checks in excess of cash balances with the same institution totaled $2.4 million and $2.5 million, respectively. These amounts are recorded as a bank overdraft and classified as accounts payable in the consolidated balance sheets and as a financing activity in the consolidated statements of cash flows.

The following table presents additional cash flow information for Fiscal 2012, Fiscal 2011 and Fiscal 2010 (dollars in thousands):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Cash paid during the year for:
Interest	$61,984	$58,800	$56,933
Income taxes	124	190	151
Non-cash items:
Unpaid capital expenditures	4,907	1,718	6,107
Assets acquired under capital leases	4,663	365	5,349

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable. The Company maintains its cash in commercial banks insured by the Federal Deposit Insurance Corporation (“FDIC”), up to $250,000 per depositor. At times, such cash in banks exceeds the FDIC insurance limit. At December 29, 2012 and December 31, 2011, the Company had cash in banks exceeding the FDIC insurance limit of $11.6 million and $2.6 million, respectively.

Accounts Receivable

Accounts receivable are carried at net realizable value. Allowances are recorded, if necessary, in an amount considered by management to be sufficient to meet future losses related to the collectability of accounts receivable. The Company evaluates the collectability of its accounts receivable based on the age of the receivable and knowledge of customers’ financial positions. At December 29, 2012 and December 31, 2011, the allowance for doubtful accounts was $0.4 million and $0.9 million, respectively.

Fair Value of Financial Instruments

The provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures” establish a framework for measuring fair value and a hierarchy that categorizes and prioritizes the sources to be used to estimate fair value as follows:

Level 1 – observable inputs such as quoted prices in active markets;

Level 2 – inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs); and

Level 3 – unobservable inputs that reflect the Company’s determination of assumptions that market participants would use in pricing the asset or liability. These inputs are developed based on the best information available, including the Company’s own data.

Financial instruments include cash and cash equivalents, accounts receivable, accounts payable, capital lease obligations and long-term debt. The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the short-term nature of these financial instruments. At December 29, 2012 and December 31, 2011, the estimated fair value and the carrying value of our debt instruments were as follows (dollars in thousands):

	December 29, 2012	December 31, 2011
Carrying value of debt instruments:
Current portion of capital lease obligations	$14,357	$12,701
Current portion of long-term debt	2,271	434
Long-term capital lease obligations	149,503	159,814
Long-term debt	495,446	355,240

Total carrying value of debt instruments	661,577	528,189
Fair value of debt instruments	632,552	530,652

Excess (deficiency) of carrying value over fair value	$29,025	$(2,463)

The fair value of the Company’s senior secured notes was based on quoted market prices, a Level 2 source. The fair value of the Company’s other long-term debt and capital lease obligations was based on the net present value of future cash flows using estimated applicable market interest rates for the Company at December 29, 2012 and December 31, 2011, a Level 3 measurement technique.

Fair value measurements of non-financial assets and non-financial liabilities are primarily used in the impairment analysis of long-lived assets, goodwill and intangible assets. Long-lived assets and definite-lived intangible assets are measured at fair value on a nonrecurring basis using Level 3 inputs. As described in Note 10, the Company recorded long-lived asset impairment charges of $2.8 million within the consolidated statement of operations and comprehensive (loss) income during Fiscal 2011. Goodwill and the Tops tradename are reviewed annually for impairment on December 1, or more frequently, if impairment indicators arise.

Inventory

The Company values inventory at the lower of cost or market using the last-in, first-out (“LIFO”) method. As of December 29, 2012 and December 31, 2011, the LIFO balance sheet reserves were $11.1 million and $10.7 million, respectively. The Company’s inventory balances consist primarily of finished goods. Inventory costs include the purchase price of the product and freight charges to deliver the product and are net of certain cash or non-cash consideration received from vendors (see ‘‘Vendor Allowances’’).

Cost is determined using the retail method for inventory. Under the retail method, the valuation of inventory at cost and the resulting gross margins are determined by applying a cost-to-retail ratio for various groupings of similar items to the retail value of inventory. Inherent in the retail inventory method calculations are certain management judgments and estimates which could impact the ending inventory valuation at cost, as well as the resulting gross margins.

Physical inventory counts are taken on a cycle basis. The Company records an estimated inventory shrinkage reserve for the period between each store’s last physical inventory and the latest consolidated balance sheet date.

Property and Equipment

Property and equipment is stated at historical cost or, if acquired in a business acquisition, at fair value at the acquisition date, less accumulated depreciation and impairments. Cost includes expenditures that are directly attributable to the acquisition of the item, including shipping charges and sales tax. Interest incurred during the construction period is capitalized as part of the related asset. Expenditures for betterments are capitalized, while repairs and maintenance expenditures are expensed as incurred. Depreciation is calculated on a straight-line basis over the shorter of the estimated useful lives of the assets or the remaining lease terms. The estimated useful lives of the principal categories of property and equipment are as follows:

Asset	Useful Lives
Land and land improvements	Indefinite
Buildings	30 – 40 years
Leasehold improvements	Lesser of 3 – 20 years or remaining lease term
Equipment	2 – 10 years
Automobiles	3 – 10 years
IT software and equipment	3 – 5 years

Long-Lived Assets

Long-lived assets held and used by the Company are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For purposes of evaluating the recoverability of long-lived assets, the Company compares the carrying value of the asset or asset group to the estimated, undiscounted future cash flows expected to be generated by the long-lived asset or asset group, as required by the provisions of ASC 360, “Property, Plant, and Equipment.” Impairment charges are recorded as the excess of the net book value over its fair value, which is calculated using the discounted cash flows associated with that asset or assets. As discussed in Note 10, the Company recorded impairment charges of $2.8 million within the consolidated statement of operations and comprehensive (loss) income during Fiscal 2011. There were no impairment charges recorded during Fiscal 2012 or Fiscal 2010.

Goodwill

The Company reviews goodwill for impairment annually on December 1, and also upon the occurrence of trigger events. Generally, fair value is determined using a multiple of earnings, or discounted projected future cash flows, and is compared to the carrying value of the Company for purposes of identifying potential impairment. Projected future cash flows are based on management’s knowledge of the current operating environment and expectations for the future. If potential for impairment is identified, the fair value of the Company is measured against the fair value of its underlying assets and liabilities, excluding goodwill, to estimate an implied fair value of the Company’s goodwill. Goodwill impairment is recognized for any excess of the carrying value of the Company’s goodwill over the implied fair value. There were no goodwill impairment charges recorded during Fiscal 2012, Fiscal 2011 or Fiscal 2010.

Intangible Assets

The Company’s intangible assets include favorable lease rights, tradenames, franchise agreements and customer relationships. The franchise agreements consist of two franchisees which own five stores, and the customer relationships represent a source of repeat business for the Company. The fair values of the Company’s franchise agreements and customer relationships were estimated using an excess earnings income approach. The principle behind the excess earnings income approach is that the value of an intangible asset is equal to the present value of the incremental after-tax cash flows attributable to that intangible asset. Customer relationships are being amortized on an accelerated basis based upon the level of expected attrition.

The fair values of the tradenames were estimated by utilizing the ‘‘relief from royalty’’ method. This method involves determining the present value of the economic royalty savings associated with the tradenames and revenue projections attributed to the tradenames. The Tops tradename is not amortized due to its indefinite life. All other tradenames are being amortized on an accelerated basis based upon a brand obsolescence assumption.

For intangible assets, the Company amortizes the assets as presented in the table below:

Asset	Weighted Average Amortization Period
Tradename – indefinite	Indefinite life
Customer relationships	8.4
Favorable lease rights	9.8
Franchise agreements	11.0
Tradenames – finite	8.8
Other	5.0

Deferred Financing Costs

The Company records deferred financing costs incurred in connection with entering into its debt obligations. These costs are capitalized and included in other assets in the Company’s consolidated balance sheets. The deferred financing costs are amortized to interest expense over the terms of associated debt on a straight-line basis or using the effective interest method, as appropriate. As discussed in Note 6, the Company capitalized deferred financing costs of $13.0 million and wrote off unamortized deferred financing costs of $8.3 million in connection with the Company’s December 2012 financing activities.

Leases

Classification

The Company leases buildings and equipment under operating and capital lease arrangements. In accordance with the provisions of ASC 840, “Leases” (“ASC 840”), the Company classifies its leases as capital leases when the lease agreement transfers substantially all risks and rewards of ownership to the Company. For leases determined to be capital leases, the asset and liability are recognized at an amount equal either to the fair value of the leased asset or the present value of the minimum lease payments during the lease term, whichever is lower. Leases that do not qualify as capital leases are classified as operating leases, and the related lease payments are expensed on a straight-line basis (taking into account rent escalation clauses) over the lease term, including, as applicable, any rent free period during which the Company has the right to use the asset. For leases with renewal options where the renewal is reasonably assured, the lease term is used to (i) determine the appropriate lease classification, (ii) compute periodic rental expense and (iii) depreciate leasehold improvements (unless their economic lives are shorter) includes the periods of expected renewals. Determining whether a lease is a capital or an operating lease requires judgment on various aspects that include the fair value of the leased asset, the economic life of the leased asset, whether or not to include renewal options in the lease term and determining an appropriate discount rate to calculate the present value of the minimum lease payments.

Operating Leases

Store lease agreements generally include rent holidays, rent escalation clauses and contingent rent provisions for a percentage of sales in excess of specified levels. Most of the Company’s lease agreements include renewal periods at the Company’s option. The Company recognizes rent holiday periods and scheduled rent increases on a straight-line basis over the lease term beginning with the date the Company takes possession of the leased space for construction and other purposes. The Company records tenant improvement allowances and rent holidays as deferred rent liabilities which are amortized over the related lease terms to rent expense. The Company records rent liabilities for contingent percentage of sales lease provisions when it is probable that the specified levels will be reached during the fiscal year.

Lease Incentives

For leases classified as operating leases, the Company recognizes rent starting when possession of the property is taken from the landlord, which normally includes a construction period prior to store opening. Payments made to the Company representing incentives to sign a new lease or representing reimbursements for leasehold improvements are deferred and recognized on a straight-line basis over the term of the lease as reductions of rent expense. Such payments received for leases classified as capital leases are recorded as increases to the related capital leases obligations, reducing the portion of future rent payments classified as interest expense.

Rental Income

For certain properties, the Company subleases either a portion or all of the property. The sublease income of the properties is recognized as rental income. In certain cases, the Company subleases store locations to third parties. Rental income was $4.2 million, $3.5 million and $3.4 million for Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively, and is recorded as an offset to rent expense in the consolidated statements of comprehensive (loss) income.

Asset Retirement Obligations

Asset retirement obligations (“AROs”) are legal obligations associated with the retirement of long-lived assets (i.g., gas tank removal and removal of store equipment upon store closure). These liabilities are initially recorded at fair value and the related asset retirement costs are capitalized by increasing the carrying amount of the related assets by the same amount as the liability in accordance with the provisions of ASC 410, “Asset Retirement and Environmental Obligations.” Asset retirement costs are subsequently depreciated over the useful lives of the related assets. Subsequent to initial recognition, the Company records changes in the ARO liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate of undiscounted cash flows. The Company derecognizes ARO liabilities when the related obligations are settled. The ARO liabilities recognized at December 29, 2012 and December 31, 2011 were $3.3 million and $2.6 million, respectively. Accretion expense attributable to ARO liabilities was $0.2 million during Fiscal 2012, Fiscal 2011 and Fiscal 2010 (see Note 15).

Guarantees

The Company has been party to a variety of contractual agreements under which it may be obligated to indemnify the other party for certain matters. Additionally, the Company guarantees certain other contractual arrangements. Under these agreements, the Company may provide certain routine indemnifications relating to representations and warranties (i.g., ownership of assets and environmental or tax indemnifications). The terms of these indemnifications range in duration and may not be explicitly defined.

The Company has applied the provisions of ASC 460, “Guarantees” to its agreements that contain guarantee or indemnification clauses. These provisions require the Company to recognize and disclose certain types of guarantees, even if the likelihood of requiring the Company’s performance is remote. Historically, the Company has not been required to make payments related to its agreements that contain guarantee or indemnification clauses.

Insurance Programs

The Company is insured by a third-party carrier, subject to certain deductibles and self-insured retentions ranging from $0.1 million to $1.0 million. The Company maintains an insurance program covering primarily fleet, general liability inclusive of druggist liability, workers’ compensation, property, environmental and other executive insurance policies. The Company accrues an estimated ultimate liability for its insurance programs based on known claims and past claims history. These accruals are included in accrued expenses and other current liabilities and other long-term liabilities in the Company’s consolidated balance sheets.

Employee Benefits

The Company accounts for its participation in a multiemployer pension plan by recognizing as net pension cost the required contributions for the period and recognizing as a liability any contributions due and unpaid (see Note 14).

Revenue Recognition

The Company generates and recognizes revenue at the point of sale in its stores, net of sales tax collected. Discounts, earned by customers through agreements or by using their bonus or loyalty cards, are recorded by the Company as a reduction of revenue as they are earned by the customer. Franchise revenue consists of net revenue on wholesale sales to franchisees, and income from franchise fees and administrative fees. Franchise revenues were $4.2 million, $4.1 million and $3.8 million for Fiscal 2012, Fiscal 2011, and Fiscal 2010, respectively, and are included in net sales in the consolidated statements of comprehensive (loss) income.

For certain products or services, such as the sales of lottery tickets, third-party prepaid phone cards, third-party gift cards, stamps and public transportation tickets, the Company acts as an agent. In accordance with the provisions of ASC 605, “Revenue Recognition” (“ASC 605”), the Company records the amount of the net margin or commission in its net sales. Commission income was $2.7 million, $2.2 million and $2.0 million for Fiscal 2012, Fiscal 2011, and Fiscal 2010, respectively, and is included in net sales in the consolidated statements of comprehensive (loss) income.

The Company records a deferred revenue liability when it sells gift cards, recording revenue when customers redeem the gift cards. These gift cards do not expire. The Company has completed an analysis of the historical redemption patterns of gift cards. As a result of this analysis, the Company has determined that the likelihood of redemption after two years is remote. Therefore, the Company reduces the liability and recognizes ‘‘breakage’’ income for the unused portion of gift cards after two years. The Company recognized pre-tax gift card breakage income of $0.3 million, $0.2 million and $0.3 million during Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively.

Cost of Goods Sold and Distribution Costs

Cost of goods sold and distribution costs include the purchase price of products sold and other costs incurred in bringing inventories to the location and condition ready for sale, including costs of purchasing, storing and transportation. In accordance with the provisions of ASC 605, cash consideration received from vendors is recognized as a reduction of cost of goods sold. During Fiscal 2012, Fiscal 2011 and Fiscal 2010, depreciation expense of $2.9 million, $3.4 million and $3.5 million, respectively, is included in distribution costs in the consolidated statements of comprehensive (loss) income.

Vendor Allowances

The Company receives allowances from many of the vendors whose products the Company buys for resale in its stores. Allowances are received for a variety of merchandising activities, which consist of the inclusion of vendor products in the Company’s advertising, placement of vendor products in prominent locations in the Company’s stores, introduction of new products, exclusivity rights for certain categories of products and temporary price reductions offered to customers on products held for sale. The Company also receives vendor funds associated with buying activities such as volume purchase rebates and rebates for purchases made during specific periods.

The Company records a receivable for vendor allowances for which the Company has fulfilled its contractual commitments but has not yet received payment from the vendor. When payment for vendor allowances is received prior to fulfillment of contractual terms or before the programs necessary to earn such allowances are initiated, the Company records such amounts as deferred income or vendor funds received in advance, respectively, which are classified within accrued expenses and other current liabilities and other long-term liabilities in the consolidated balance sheets. Once all contractual commitments have been met, the Company records vendor allowances as a reduction of the cost of inventory. Accordingly, when the inventory is sold, the vendor allowances are recognized as a reduction of the cost of goods sold in the consolidated statements of comprehensive (loss) income.

The amount of vendor allowances reducing the Company’s inventory (‘‘inventory offset’’) as of December 29, 2012 and December 31, 2011 was $1.6 million and $1.4 million, respectively.

Selling and General Expenses

Selling and general expenses consist of repairs and maintenance charges, utilities, supplies, real estate taxes, insurance, bank and credit card fees and other general expenses. Depreciation expense included in selling and general expenses in the consolidated statements of comprehensive (loss) income was $0.2 million during Fiscal 2012, Fiscal 2011 and Fiscal 2010.

Administrative Expenses

Administrative expenses consist of charges for services performed by outside vendors, salaries and wages of support office employees, rent and depreciation of support offices and assets, and other administrative expenses. During Fiscal 2012, Fiscal 2011 and Fiscal 2010, depreciation expense of $11.4 million, $11.5 million and $10.4 million, respectively, was included in administrative expenses in the consolidated statements of comprehensive (loss) income.

Effective December 28, 2012, following the December 20, 2012 dividend (see Note 12), the Company awarded payments to holders of stock options under the 2007 Stock Incentive Plan in amounts equal to the difference between the per share dividend paid to shareholders and the reductions in exercise prices associated with the stock options (see Note 12). The payments totaled $5.0 million and were recorded within administrative expenses in the Fiscal 2012 consolidated statement of comprehensive (loss) income.

Advertising

Advertising includes newspaper inserts, direct mail and radio commercials, promotional prizes, as well as the expenses of the Company’s advertising department. The Company recognizes advertising expenses as incurred.

Income Taxes

Tops Markets is a single member LLC whose operations are included in the Holding tax return, as Tops Markets is a disregarded entity for income tax purposes. The Company accounts for income taxes using the liability method in accordance with ASC 740, “Income Taxes” (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based upon differences between the financial reporting and the tax basis of assets and liabilities, including net operating loss carry forwards, and are measured using the enacted tax rates expected to apply to taxable income in the periods in which the deferred tax assets or liabilities are expected to be realized or settled. The Company uses the provisions of ASC 740 to assess and record income tax uncertainties. In relation to recording the provision for income taxes, management must estimate the future tax rates applicable to the reversal of temporary differences, make certain assumptions regarding whether book/tax differences are permanent or temporary and if temporary, the related timing of expected reversal. Also, estimates are made as to whether taxable operating income in future periods will be sufficient to fully recognize any gross deferred tax assets. If recovery is not likely, the Company must increase its provision for taxes by recording a valuation allowance against the deferred tax assets that the Company estimates will not ultimately be recoverable. Alternatively, the Company may make estimates about the potential usage of deferred tax assets that decrease its valuation allowances. Tax positions are recognized when they are more likely than not to be sustained upon examination. The amount recognized is measured as the largest amount of benefit that is more likely than not of being realized upon settlement. The Company is subject to periodic audits by the Internal Revenue Service and other foreign, state and local taxing authorities. These audits may challenge certain of the Company’s tax positions such as the timing and amount of income and deductions and the allocation of taxable income to various tax jurisdictions. The Company evaluates its tax positions and establishes liabilities in accordance with the applicable accounting guidance on uncertainty in income taxes. These tax uncertainties are reviewed as facts and circumstances change and are adjusted accordingly. This requires significant management judgment in estimating final outcomes. Actual results could materially differ from these estimates and could significantly affect the Company’s effective tax rate and cash flows in future years. The Company recognizes interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Stock-Based Compensation

The Company applies the Black-Scholes valuation model at the date of grant to determine the fair value of stock options granted to participants. The fair value of stock options are then amortized on a straight-line basis to compensation expense over the applicable vesting period, which is generally between three and five years. Compensation expense is recognized only for those options expected to vest, with forfeiture estimates based on the Company’s historical experience and future expectations. The Company’s outstanding stock options represent non-qualified stock options for income tax purposes. As such, the stock option grants result in the creation of a deferred tax asset until the time that such stock option is exercised.

Recently Issued Accounting Pronouncements Not Yet Adopted

There are no recent accounting pronouncements that have had or are expected to have a material impact on the Company’s consolidated financial statements as of the date of this report.

Segments

The Company’s supermarkets offer grocery, produce, frozen, dairy, meat, floral, seafood, health and beauty care, general merchandise, deli and bakery goods. The Company operates one supermarket format where each supermarket offers the same general mix of products with similar pricing to similar categories of customers. As of December 29, 2012, 78 supermarkets offered pharmacy services and 47 fuel centers were in operation, inclusive of the Company’s franchise locations. As a result of recent acquisition activity, including the GU Acquisition, the Company reevaluated its conclusions regarding its operating and reportable segments. The Company’s retail operations, which represent substantially all of the Company’s consolidated sales, earnings and total assets, are its only operating segment and reportable segment.

The following table presents sales revenue by type of similar product (dollars in thousands):

	Fiscal 2012		Fiscal 2011		Fiscal 2010
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Non-perishables(1)	$1,337,030	56.5%	$1,335,913	56.7%	$1,307,304	57.9%
Perishables(2)	631,621	26.7%	624,490	26.5%	605,684	26.8%
Fuel	218,815	9.3%	204,193	8.7%	150,012	6.6%
Pharmacy	160,069	6.8%	174,437	7.4%	179,518	8.0%
Other(3)	17,804	0.7%	16,459	0.7%	15,018	0.7%

	$2,365,339	100.0%	$2,355,492	100.0%	$2,257,536	100.0%

(1)	Non-perishables consist of grocery, dairy, frozen, general merchandise, health and beauty care and other non-perishable related products.
(2)	Perishables consist of produce, meat, seafood, bakery, deli, floral, prepared foods and other perishable related products.
(3)	Other primarily consists of franchise income and service commission income, such as lottery, money orders and money transfers.

Business Acquisition	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Business Acquisition

3. BUSINESS ACQUISITION

During late September through early October 2012, the Company completed the acquisition of 21 supermarkets from GU Markets LLC (“GU Acquisition”). In addition to cash consideration of $27.6 million paid to GU Markets LLC, the Company incurred $1.3 million of transaction costs, of which $0.4 million and $0.7 million were recorded in administrative expenses in the condensed consolidated statement of comprehensive (loss) income during the 12 and 28-week periods ended July 14, 2012. The acquisition was accounted for under the acquisition method of accounting in accordance with ASC 805, “Business Combinations.”

The Company believes the acquisition creates significant strategic value by expanding the Company’s supermarket base with minimal incremental general and administrative expenses.

Under the acquisition method of accounting, the aggregate purchase price is allocated to the net tangible and intangible assets based upon their estimated fair values on the acquisition date. The Company engaged a third party valuation specialist to assist with the valuation of assets acquired. The fair value of inventory was determined based upon the Company’s estimated replacement cost. The fair values of buildings, personal property and site improvements, all of which are included in property and equipment in the succeeding table, were determined using the cost approach. The fair value of land was determined using the market approach. The fair values of intangible assets were primarily determined using the income approach which, for the tradenames, is based upon the present value of the economic royalty savings associated with the tradenames and revenue projections attributed to the tradenames. Tradenames are being amortized on an accelerated basis based upon a brand obsolescence assumption.

The following table summarizes the final allocation of the purchase price to the assets acquired and liabilities assumed as of the transaction date (dollars in thousands):

Assets acquired:
Accounts receivable	$33
Inventory	7,265
Prepaid expenses	325
Property and equipment	7,898
Goodwill	12,769
Favorable lease rights	2,197
Tradenames	1,000

Total assets acquired	31,487
Liabilities assumed:
Accrued expenses and other current liabilities	803
Unfavorable lease rights	2,172
Capital lease obligation	872

Total liabilities assumed	3,847

Acquisition price	$27,640

The results of operations of the acquired supermarkets have been included in the 12 and 28-week periods ended July 13, 2013 condensed consolidated statement of comprehensive (loss) income. The acquired supermarkets contributed net sales and operating income (loss) of $27.6 million and $0.4 million, respectively, during the 12-week period ended July 13, 2013, and $54.4 million and $(1.0) million, respectively, during the 28-week period ended July 13, 2013.

The following table summarizes the Company’s unaudited pro forma operating results for the 12 and 28-week periods ended July 14, 2012, giving effect to the GU Acquisition as if it occurred on January 1, 2012 (dollars in thousands):

	12-week period ended July 14, 2012	28-week period ended July 14, 2012
Net sales	$587,009	$1,316,745
Operating income	25,709	43,673
Net income	11,648	10,930

The pro forma information above reflects the $1.3 million of transaction costs incurred by the Company during 2012 within the operating results of the 28-week period ended July 14, 2012. This pro forma financial information is not intended to represent or be indicative of what would have occurred if the transaction had taken place prior to the beginning of the period presented and should not be taken as representative of the Company’s future consolidated results of operations. This pro forma financial information does not contemplate the cost savings expected to be realized from the achievement of synergies, including, without limitation, purchasing savings by leveraging the Company’s relationships with its suppliers and the reduction of duplicative selling, general and administrative expenses.

2. BUSINESS ACQUISITION

During late September through early October 2012, the Company completed the GU Acquisition. In addition to cash consideration of $27.6 million paid to GU Markets, the Company incurred $1.3 million of transaction costs that have been recorded in administrative expenses in the consolidated statement of operations and comprehensive (loss) income for Fiscal 2012. The acquisition is being accounted for under the acquisition method of accounting in accordance with ASC 805, “Business Combinations.”

The Company believes the acquisition creates significant strategic value due to the expansion it provides to the Company’s supermarket base with minimal incremental general and administrative expenses.

Under the acquisition method of accounting, the aggregate purchase price is allocated to the net tangible and intangible assets based upon their estimated fair values on the acquisition date. The Company engaged a third party valuation specialist to assist with the valuation of assets acquired. The fair value of inventory was determined based upon the Company’s estimated replacement cost. The fair values of buildings, personal property and site improvements, all of which are included in property and equipment in the succeeding table, were determined using the cost approach. The fair value of land was determined using the market approach. The fair values of intangible assets were primarily determined using the income approach which, for the tradenames, is based upon the present value of the economic royalty savings associated with the tradenames and revenue projections attributed to the tradenames. Tradenames are being amortized on an accelerated basis based upon a brand obsolescence assumption.

As initial fair value estimates of certain assets and liabilities were preliminary in nature, such values were adjusted during Fiscal 2012 as additional information was obtained.

The following table summarizes the final allocation of the purchase price to the assets acquired and liabilities assumed as of the transaction date (dollars in thousands):

	Initial Estimate	Adjustments	Final Allocation
Assets acquired:
Accounts receivable	$28	$5	$33
Inventory	7,358	(93)	7,265
Prepaid expenses	325	—	325
Property and equipment	7,235	663	7,898
Goodwill	12,947	(178)	12,769
Favorable lease rights	2,385	(188)	2,197
Tradenames	1,000	—	1,000

Total assets acquired	31,278	209	31,487
Liabilities assumed:
Accrued expenses and other current liabilities	803	—	803
Unfavorable lease rights	2,244	(72)	2,172
Capital lease obligation	872	—	872

Total liabilities assumed	3,919	(72)	3,847

Acquisition price	$27,359	$281	$27,640

The results of operations of the acquired supermarkets have been included in the Fiscal 2012 condensed consolidated statement of operations and comprehensive (loss) income following the respective closing dates of the individual supermarket acquisitions that ranged from September 24, 2012 to October 5, 2012. The acquired supermarkets contributed net sales and operating income of $22.3 million and $0.5 million, respectively, during Fiscal 2012.

The following table summarizes the Company’s unaudited pro forma operating results for Fiscal 2012 and Fiscal 2011, giving effect to the GU Acquisition as if it occurred on January 1, 2011 (dollars in thousands):

	Fiscal 2012	Fiscal 2011
Net sales	$2,441,323	$2,453,012
Operating income	73,814	70,859
Net (loss) income	(17,692)	7,866

This pro forma financial information above reflects the $1.3 million of transaction costs incurred by the Company during Fiscal 2012 within the Fiscal 2011 operating results. This pro forma financial information is not intended to represent or be indicative of what would have occurred if the transaction had taken place prior to the beginning of the periods presented and should not be taken as representative of the Company’s future consolidated results of operations. This pro forma financial information does not contemplate the cost savings expected to be realized from the achievement of synergies, including, without limitation, purchasing savings by leveraging the Company’s relationships with its suppliers and the reduction of duplicative selling, general and administrative expenses.

Accounts Receivable, Net	12 Months Ended
Dec. 29, 2012
Accounts Receivable, Net

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net of allowance for doubtful accounts, consist of the following (dollars in thousands):

	December 29, 2012	December 31, 2011
Vendor receivables	$30,305	$28,034
Credit and debit card receivables	8,685	10,692
Pharmacy receivables	7,509	8,364
Other receivables	7,390	9,751
Allowance for doubtful accounts	(414)	(854)

Total accounts receivable, net	$53,475	$55,987

Property and Equipment, Net	12 Months Ended
Dec. 29, 2012
Property and Equipment, Net

4. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following (dollars in thousands):

	December 29, 2012	December 31, 2011
Land	$10,301	$9,973
Land improvements	9,438	9,440
Buildings	57,576	57,465
Leasehold improvements	109,928	93,989
Equipment	199,397	174,372
IT software and equipment	39,223	36,363

Total at cost	425,863	381,602
Accumulated depreciation	(212,143)	(170,559)

	213,720	211,043
Property, equipment and automobiles under capital leases, net of accumulated depreciation	136,929	147,220

Property and equipment, net	$350,649	$358,263

Included in property and equipment are the following assets under capital leases (dollars in thousands):

	December 29, 2012	December 31, 2011
Land	$48,829	$48,829
Building	148,633	145,829
Equipment	8,841	8,116
Automobiles	3,401	2,634

Total at cost	209,704	205,408
Accumulated depreciation	(72,775)	(58,188)

Capital lease assets, net	$136,929	$147,220

Depreciation expense was $60.8 million, $58.4 million and $67.0 million during Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively. Depreciation expense includes $16.3 million, $16.0 million and $15.9 million related to assets under capital leases during Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively.

Goodwill and Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Goodwill and Intangible Assets, Net

4. GOODWILL AND INTANGIBLE ASSETS, NET

The following table summarizes the change in the Company’s goodwill balance during the 28-week period ended July 13, 2013 (dollars in thousands):

Balance – December 29, 2012	$15,002
Acquisition of supermarkets	4,306

Balance – July 13, 2013	$19,308

Intangible assets, net of accumulated amortization, consist of the following (dollars in thousands):

July 13, 2013	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Amortization Period
Tradename – indefinite	$41,011	$—	$41,011	Indefinite life
Favorable lease rights	32,651	(16,582)	16,069	9.8
Customer relationships	28,596	(24,173)	4,423	8.4
Franchise agreements	11,538	(5,896)	5,642	11.0
Tradenames – finite	5,310	(2,681)	2,629	8.8
Other	619	(363)	256	5.0

	$119,725	$(49,695)	$70,030	9.4

December 29, 2012	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Tradename – indefinite	$41,011	$—	$41,011
Favorable lease rights	32,826	(14,759)	18,067
Customer relationships	28,591	(22,794)	5,797
Franchise agreements	11,538	(5,331)	6,207
Tradenames – finite	5,310	(2,222)	3,088
Other	704	(376)	328

	$119,980	$(45,482)	$74,498

The Tops tradename is reviewed annually for impairment on December 1, or more frequently, if impairment indicators arise. Based on the Company’s assessment, no impairment indicators existed during the 28-week periods ended July 13, 2013 and July 14, 2012.

During the 12-week periods ended July 13, 2013 and July 14, 2012, amortization expense was $1.9 million and $1.6 million, respectively. During the 28-week periods ended July 13, 2013 and July 14, 2012, amortization expense was $4.5 million and $3.9 million, respectively. This amortization is included in depreciation and amortization in the condensed consolidated statements of comprehensive (loss) income.

During the 12 and 28-week periods ended July 13, 2013, depreciation and amortization in the condensed consolidated statements of comprehensive (loss) income includes $0.4 million and $0.9 million, respectively, of contra-expense related to the amortization of unfavorable lease rights which are classified in other long-term liabilities in the July 13, 2013 and December 29, 2012 condensed consolidated balance sheets. The unamortized balance of unfavorable lease rights was $7.6 million as of July 13, 2013. Expected future amortization of these unfavorable lease rights is contra-expense of $0.7 million in the remaining period of Fiscal 2013, $1.3 million in Fiscal 2014, $1.2 million in Fiscal 2015, $1.1 million in Fiscal 2016, $0.9 million in Fiscal 2017 and $2.4 million thereafter.

As of July 13, 2013, expected future amortization of intangible assets is as follows (dollars in thousands):

2013 (remaining period)	$3,680
2014	6,963
2015	5,744
2016	4,283
2017	3,112
Thereafter	5,237

5. GOODWILL AND INTANGIBLE ASSETS, NET

The following table summarizes the change in the Company’s goodwill balance during Fiscal 2012 (dollars in thousands):

Balance – December 31, 2011	$462
Acquisition of GU supermarkets (Note 2)	12,769
Acquisition of independent supermarkets	1,771

Balance – December 29, 2012	$15,002

Goodwill is reviewed annually for impairment on December 1, or more frequently upon the occurrence of trigger events. Based on the Company’s assessment, no goodwill impairments were recorded during Fiscal 2012 or Fiscal 2011.

Intangible assets, net of accumulated amortization, consist of the following (dollars in thousands):

December 29, 2012	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Amortization Period
Tradename – indefinite	$41,011	$—	$41,011	Indefinite life
Favorable lease rights	32,826	(14,759)	18,067	9.8
Customer relationships	28,591	(22,794)	5,797	8.4
Franchise agreements	11,538	(5,331)	6,207	11.0
Tradenames – finite	5,310	(2,222)	3,088	8.8
Other	704	(376)	328	5.0

	$119,980	$(45,482)	$74,498	9.3

December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Tradename – indefinite	$41,011	$—	$41,011
Customer relationships	28,591	(19,643)	8,948
Favorable/unfavorable lease rights	17,789	(6,610)	11,179
Franchise agreements	11,538	(4,288)	7,250
Tradenames – finite	4,310	(1,504)	2,806
Other	706	(237)	469

	$103,945	$(32,282)	$71,663

The Tops tradename is reviewed annually for impairment on December 1, or more frequently, if impairment indicators arise. Based on the Company’s assessment, no impairment was recorded during Fiscal 2012, Fiscal 2011 or Fiscal 2010.

Amortization expense related to intangible assets was $8.6 million, $8.7 million and $10.3 million in Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively. Such amortization is included in administrative expenses in the consolidated statements of comprehensive (loss) income.

Depreciation and amortization in the Fiscal 2012 consolidated statement of operations and comprehensive (loss) income includes $1.6 million of contra-expense related to the amortization of unfavorable lease rights which are classified in other long-term liabilities in the December 29, 2012 consolidated balance sheet. Expected future amortization of these unfavorable lease rights is contra-expense of $1.5 million in Fiscal 2013, $1.3 million in Fiscal 2014, $1.2 million in Fiscal 2015, $1.1 million in Fiscal 2016, $0.9 million in Fiscal 2017 and $2.4 million thereafter.

As of December 29, 2012, expected future amortization of intangible assets is as follows (dollars in thousands):

2013	$8,153
2014	6,962
2015	5,743
2016	4,282
2017	3,111
Thereafter	5,236

Other Assets	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Other Assets

5. OTHER ASSETS

On May 15, 2013, Holding II issued $150.0 million of Holding II Notes (see Note 8). Costs associated with the issuance of the Holding II notes of $7.1 million were capitalized and are being amortized over the term of the notes using the effective interest method.

6. OTHER ASSETS

During Fiscal 2009, the Company and Tops Markets issued $275.0 million of 2015 Notes, and Tops Markets entered into the 2013 ABL Facility (see Note 9). Costs associated with the 2015 Notes of $9.9 million were capitalized and were being amortized over the term of the notes using the effective interest method. Costs associated with the 2013 ABL Facility of $1.8 million were capitalized and were being amortized on a straight-line basis over the term of the facility.

During Fiscal 2010, the Company and Tops Markets issued an additional $75.0 million of 2015 Notes. Costs associated with the additional 2015 Notes of $3.9 million were capitalized and were being amortized over the term of the notes using the effective interest method. Also during Fiscal 2010, the Company entered into a $25.0 million bridge loan facility (the “Bridge Loan”) with Morgan Stanley Senior Funding, Inc., and Banc of America Bridge LLC. Additionally, the 2013 ABL Facility was amended to increase its borrowing capacity by up to $41.0 million, consisting of an increase in the amount available under the revolving credit facility of $30.0 million and a new term loan facility (the “Term Loan”) of $11.0 million. Costs associated with the Bridge Loan and Term Loan of $0.7 million and $0.4 million, respectively, were capitalized and were being amortized over the terms of the agreements using the effective interest method. As the Bridge Loan and Term Loan were repaid in full during Fiscal 2010, unamortized costs of $0.7 million and $0.3 million, respectively, were written off and recorded within loss on debt extinguishment in the Fiscal 2010 consolidated statement of operations and comprehensive (loss) income. Costs associated with the $30.0 million increase in the revolving 2013 ABL Facility of $0.8 million were capitalized and were being amortized on a straight-line basis over the term of the agreement.

On December 20, 2012, the Company and Tops Markets issued $460.0 million of 2017 Notes (see Note 9), using the proceeds in part to redeem the 2015 Notes. Costs associated with the 2017 Notes of $12.2 million were capitalized and are being amortized over the term of the notes using the effective interest method. Unamortized costs of $7.8 million related to the 2015 Notes were written off and recorded within loss on debt extinguishment in the Fiscal 2012 consolidated statement of operations and comprehensive (loss) income.

On December 14, 2012, Tops Markets entered into the 2017 ABL Facility (see Note 9), which amended and restated the 2013 ABL Facility. Costs associated with the 2017 ABL Facility of $0.8 million were capitalized and are being amortized on a straight-line basis over the term of the facility. Unamortized costs of $0.5 million related to the 2013 ABL Facility were written off and recorded within loss on debt extinguishment in the Fiscal 2012 consolidated statement of comprehensive (loss) income.

Amortization of deferred financing costs is recorded within interest expense in the consolidated statements of operations and comprehensive (loss) income and amounted to $2.8 million, $2.7 million and $2.4 million in Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively. At December 29, 2012, other assets include deferred financing costs, net of accumulated amortization of $0.1 million, totaling $13.0 million. At December 31, 2011, other assets include deferred financing costs, net of accumulated amortization of $5.5 million, totaling $11.1 million.

Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Accrued Expenses and Other Current Liabilities

6. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following (dollars in thousands):

	July 13, 2013	December 29, 2012
Wages, taxes and benefits	$14,408	$20,585
Lottery	11,208	10,787
Union medical, pension and 401(k)	6,077	4,518
Interest payable	5,552	1,072
Self-insurance reserves	4,973	4,784
Sales and use tax	4,591	1,129
Property and equipment expenditures	3,792	4,907
Professional and legal fees	3,482	6,459
Gift cards	2,804	6,196
Utilities	2,168	2,404
Repairs and maintenance	1,972	2,164
Money orders	1,858	1,868
Other	11,267	8,867

	$74,152	$75,740

7. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following (dollars in thousands):

	December 29, 2012	December 31, 2011
Wages, taxes and benefits	$20,585	$21,779
Lottery	10,787	10,124
Professional and legal fees	6,459	1,538
Gift cards	6,196	4,517
Property and equipment expenditures	4,907	1,718
Self-insurance reserves	4,784	3,468
Union medical, pension and 401(k)	4,518	3,226
Utilities	2,404	2,192
Repairs and maintenance	2,164	2,271
Money orders	1,868	3,133
Sales and use tax	1,129	964
Interest payable	1,072	7,846
Other	8,867	11,901

	$75,740	$74,677

Leases	12 Months Ended
Dec. 29, 2012
Leases

8. LEASES

The Company has a number of leases in effect for store properties and equipment. The initial lease terms generally range up to twenty-five years and will expire at various times through 2032, with options to renew for additional periods. The majority of the store leases provide for base rental, plus real estate taxes, insurance, common area maintenance and other operating expenses applicable to the leased premises. Some leases contain escalation clauses for future rents and contingent rents based on sales volume.

As of December 29, 2012, future minimum lease rental payments applicable to non-cancelable capital and operating leases, and expected minimum sublease rental income, were as follows (dollars in thousands):

	Capital Leases	Operating Leases	Future Expected Sub-lease Income
2013	$30,254	$28,176	$3,539
2014	28,006	28,916	1,876
2015	25,279	31,424	1,403
2016	23,951	33,101	1,052
2017	19,937	34,968	888
Thereafter	65,843	193,835	2,657

Total minimum lease payments	193,270	$350,420	$11,415

Less amounts representing interest	(78,239)

Present value of net minimum lease payments	115,031
Less current obligations	(14,357)

Long-term obligations	$100,674

The Company entered into sale-leaseback transactions in various years involving certain properties that did not qualify for sale-leaseback accounting as the lease agreements included various forms of continuing involvement. As a result, the transactions have been classified as financing transactions in accordance with ASC 840.

Under the financing method, the assets remain on the consolidated balance sheet and proceeds received by the Company from these transactions are recorded as capital lease obligations, allocated between land and building. Payments under these leases are applied as payments of imputed interest and deemed principal on the underlying building obligations, with no underlying cash payments deemed attributable to the land obligations. The related land assets are not depreciated, and at the end of the lease terms, the remaining capital lease obligations will equal the net book value of the land. The capital lease obligations as of December 29, 2012 and December 31, 2011 include $48.8 million of obligations related to land. At the expiration of the lease terms, which range from 2023 to 2068, or when the Company’s continuing involvement under the lease agreements ends, the related land and obligations will be removed from the balance sheet, with no underlying cash payments.

The Company incurred rental expense related to operating leases associated with its supermarkets of $25.4 million, $22.3 million and $22.5 million, net of sublease rental income of $4.2 million, $3.5 million and $3.4 million during Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively, that is included in rent expense in the consolidated statements of comprehensive (loss) income. In addition, the Company incurred rental expense related to equipment recorded in selling and general expenses in the consolidated statements of comprehensive (loss) income of $0.4 million, $0.8 million and $0.7 million during Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively. The Company also incurred rental expense related to equipment and office rent recorded in administrative expenses in the consolidated statements of comprehensive (loss) income of $1.4 million, $2.1 million and $2.1 million during Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively.

Debt	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Debt

8. DEBT

Long-term debt is comprised of the following (dollars in thousands):

	July 13, 2013	December 29, 2012
Holding I Notes	$460,000	$460,000
Holding II Notes	150,000	—
Discount on Holding II Notes	(1,463)	—
2017 ABL Facility	41,800	35,000
Other loans	2,000	2,011
Mortgage note payable	556	706

Total debt	652,893	497,717
Current portion	(2,271)	(2,271)

Total long-term debt	$650,622	$495,446

On May 15, 2013, Holding II issued $150.0 million of unsecured senior notes, bearing cash interest of 8.75% (the “Holding II Notes”). If certain conditions are met, Holding II may be entitled to pay interest on the Holding II Notes by increasing the principal of the notes or by issuing new notes as pay-in-kind interest. Such interest would accrue at a rate of 9.50%. The $148.5 million proceeds from the Holding II Notes issuance, net of a $1.5 million original issue discount, were used to pay a $141.9 million, or $980 per share, dividend to the Holding II stockholders. The Holding II Notes mature June 15, 2018 and require semi-annual interest payments on June 15 and December 15 beginning on December 15, 2013. To the extent permitted by the agreements governing the Holding I Notes (see below) and the 2017 ABL Facility (see below), Holding I is expected to make dividend payments to Holding II to fund the semi-annual interest payments related to the Holding II Notes. The Holding II Notes are redeemable, in whole or in part, at any time on or after June 15, 2015 at specified redemption prices. Prior to June 15, 2015, the Company may redeem some or all of the Holding II Notes at a specified “make-whole” premium.

On December 20, 2012, Holding I and Tops Markets (collectively, the “Issuers”) issued $460.0 million of senior secured notes, bearing interest of 8.875% (the “Holding I Notes”). Effective May 15, 2013, Tops Markets II Corporation was added as a co-issuer of the Holding I Notes. On August 20, 2013, Holding II was added as a guarantor of the Holding I Notes. The proceeds from the Holding I Notes were used to redeem the Issuers’ previously outstanding $350.0 million senior secured notes, pay a $100.0 million dividend to the Holding I shareholders and pay fees and expenses related to the notes issuance. The Holding I Notes mature December 15, 2017 and require semi-annual interest payments on June 15 and December 15. The Holding I Notes are redeemable, in whole or in part, at any time on or after June 15, 2015 at specified redemption prices. Prior to June 15, 2015, the Issuers may redeem some or all of the Holding I Notes at a specified “make-whole” premium.

The Holding I Notes are collateralized by (i) first priority interests, subject to certain exceptions and permitted liens, in the stock held by Holding II, the Issuers, Tops Markets II Corporation and the guarantor subsidiaries, Tops PT, LLC and Tops Gift Card Company, LLC (collectively, the “Guarantors”), the Company’s warehouse distribution facility in Lancaster, New York, the Company’s retail facility located in Fayetteville, New York and certain owned real property acquired by the Issuers and the Guarantors following the issue date of the Holding I Notes, equipment, intellectual property, and substantially all other assets of the Issuers and the Guarantors, other than assets securing the Company’s asset-based revolving credit facility (the “2017 ABL Facility”) on a first priority basis (collectively, the “Holding I Notes Priority Collateral”), and (ii) second priority interests, subject to certain exceptions and permitted liens, in the assets of the Issuers and the Guarantors that secure the 2017 ABL Facility on a first-priority basis, including present and future receivables, deposit accounts, inventory, prescription lists, and certain rights and proceeds relating thereto (collectively, the “ABL Priority Collateral”).

On December 14, 2012, Tops Markets entered into an amended and restated asset-based revolving credit facility, the 2017 ABL Facility, with Bank of America, N.A., as collateral agent and administrative agent. The 2017 ABL Facility allows a maximum borrowing capacity of $125.0 million, subject to a borrowing base calculation, with an option for future upsizing with up to $50.0 million of incremental commitments if certain conditions are met. The borrowing base includes inventory, pharmacy prescription files and certain receivables. The 2017 ABL Facility will mature on December 14, 2017.

Based upon the borrowing base calculation as of July 13, 2013, the unused availability under the 2017 ABL Facility was $53.1 million, after giving effect to $15.2 million of letters of credit outstanding thereunder. As of December 29, 2012, $14.8 million of letters of credit were outstanding under the 2017 ABL Facility. Revolving loans under the 2017 ABL Facility, at the Company’s option, bear interest at either i) LIBOR plus a margin of 150 to 200 basis points, determined based on levels of borrowing availability, or ii) the prime rate plus a margin of 50 to 100 basis points, determined based on levels of borrowing availability. As of July 13, 2013 and December 29, 2012, the effective interest rates on borrowings under the 2017 ABL Facility were 2.13% and 2.06%, respectively. The 2017 ABL Facility is collateralized primarily by (i) first priority interests, subject to certain exceptions and permitted liens, in the ABL Priority Collateral and (ii) second priority interests, subject to certain exceptions and permitted liens, in the Holding I Notes Priority Collateral.

The instruments governing the Holding II Notes, Holding I Notes and the 2017 ABL Facility impose customary affirmative and negative covenants on the Company, including restrictions on indebtedness, liens, type of business, acquisitions, investments, sale or transfer of assets, payment of dividends, transactions involving affiliates, and obligations on a change in control. Failure to meet any of these covenants would be an event of default.

9. DEBT

Long-term debt is comprised of the following (dollars in thousands):

	December 29, 2012	December 31, 2011
2017 Notes	$460,000	$—
2015 Notes	—	350,000
Discount on 2015 Notes, net	—	(2,495)
2017 ABL Facility	35,000	—
2013 ABL Facility	—	5,000
Other loans	2,011	2,219
Mortgage note payable	706	950

Total debt	497,717	355,674
Current portion	(2,271)	(434)

Total long-term debt	$495,446	$355,240

During Fiscal 2009, the Company and Tops Markets (collectively, the “Issuers”) issued $275.0 million of senior secured notes, bearing interest of 10.125% (the “2015 Notes”). During Fiscal 2010, the Issuers issued an additional $75.0 million of 2015 Notes on the same terms as the Fiscal 2009 issuance. The 2015 Notes were scheduled to mature October 15, 2015.

On December 20, 2012, the Issuers issued $460.0 million of senior secured notes, bearing interest of 8.875% (the “2017 Notes”). The proceeds from the 2017 Notes were used to redeem the 2015 Notes, pay a $100.0 million dividend to the Company’s shareholders and pay fees and expenses related to the notes issuance. The 2017 Notes mature December 15, 2017 and require semi-annual interest payments on June 15 and December 15 beginning on June 15, 2013. The notes are redeemable, in whole or in part, at any time on or after June 15, 2015 at specified redemption prices. Prior to June 15, 2015, the Issuers may redeem some or all of the notes at a specified “make-whole” premium.

Also on December 20, 2012, the Company satisfied and discharged its obligations under the 2015 Notes by depositing $377.3 million in irrevocable trust to repay the $350.0 million notes, and pay a $17.7 million redemption premium and $9.6 million of unpaid interest calculated through January 22, 2013, the settlement date of the redemption with bondholders. The redemption premium, prepaid interest for the period between the December 20, 2012 discharge date and the January 22, 2013 settlement date of $3.2 million, the write off of unamortized deferred financing costs of $7.8 million (see Note 6) and the write off of the unamortized net discount on the 2015 Notes of $2.0 million were recorded within loss on debt extinguishment in the Fiscal 2012 consolidated statement of operations and comprehensive (loss) income.

The 2017 Notes are collateralized by (i) first priority interests, subject to certain exceptions and permitted liens, in the stock held by the Issuers and the guarantor subsidiaries, Tops PT, LLC and Tops Gift Card Company, LLC (collectively, the “Guarantors”), the Company’s warehouse distribution facility in Lancaster, New York, the Company’s retail facility located in Fayetteville, New York and certain owned real property acquired by the Issuers and the Guarantors following the issue date of the 2017 Notes, equipment, intellectual property, and substantially all other assets of the Issuers and the Guarantors, other than assets securing the Company’s asset-based revolving credit facility (the “2017 ABL Facility”) on a first priority basis (collectively, the “Notes Priority Collateral”), and (ii) second priority interests, subject to certain exceptions and permitted liens, in the assets of the Issuers and the Guarantors that secure the 2017 ABL Facility on a first-priority basis, including present and future receivables, deposit accounts, inventory, prescription lists, and certain rights and proceeds relating thereto (collectively, the “ABL Priority Collateral”).

During Fiscal 2009, Tops Markets entered into an asset-based revolving credit facility (the “2013 ABL Facility”), which was scheduled to expire on October 9, 2013. The 2013 ABL Facility, as amended, allowed a maximum borrowing capacity of $100.0 million, including a sub-limit for the issuance of letters of credit, subject to a borrowing base calculation. Based upon the borrowing base calculation as of December 31, 2011, the unused availability under the 2013 ABL Facility was $70.4 million, after giving effect to $13.1 million of letters of credit outstanding thereunder.

On December 14, 2012, Tops Markets entered into an amended and restated asset-based revolving credit facility, the 2017 ABL Facility, with Bank of America, N.A., as collateral agent and administrative agent. The 2017 ABL Facility allows a maximum borrowing capacity of $125.0 million, subject to a borrowing base calculation, with an option for future upsizing with up to $50.0 million of incremental commitments if certain conditions are met. The borrowing base includes inventory, pharmacy prescription files and certain receivables. The 2017 ABL Facility will mature on or before December 14, 2017.

Based upon the borrowing base calculation as of December 29, 2012, the unused availability under the 2017 ABL Facility was $54.5 million, after giving effect to $14.8 million of letters of credit outstanding thereunder. Revolving loans under the 2017 ABL Facility, at the Company’s option, bear interest at either i) LIBOR plus a margin of 150 to 200 basis points, determined based on levels of borrowing availability, or ii) the prime rate plus a margin of 50 to 100 basis points, determined based on levels of borrowing availability. As of December 29, 2012, the effective interest rate on borrowings under the 2017 ABL Facility was 2.06%. The 2017 ABL Facility is collateralized primarily by (i) first priority interests, subject to certain exceptions and permitted liens, in the ABL Priority Collateral and (ii) second priority interests, subject to certain exceptions and permitted liens, in the Notes Priority Collateral.

The instruments governing the 2017 Notes and the 2017 ABL Facility impose customary affirmative and negative covenants on the Company, including restrictions on indebtedness, liens, type of business, acquisitions, investments, sale or transfer of assets, payment of dividends, transactions involving affiliates, and change in control. Failure to meet any of these covenants would be an event of default.

Principal payments required to be made on outstanding debt as of December 29, 2012, excluding capital lease obligations, is as follows (dollars in thousands):

2013	$2,271
2014	280
2015	166
2016	—
2017	495,000
Thereafter	—

Total debt	$497,717

Interest expense, inclusive of capital lease interest of $18.0 million, was $58.9 million during Fiscal 2012. Interest expense, inclusive of capital lease interest of $20.1 million, was $61.7 million during Fiscal 2011. Interest expense, inclusive of capital lease interest of $21.5 million, was $61.2 million during Fiscal 2010.

Impairment Charges	12 Months Ended
Dec. 29, 2012
Impairment Charges

10. IMPAIRMENT CHARGES

On June 30, 2011, the Federal Trade Commission (“FTC”) approved the Company’s application to sell three supermarkets acquired as part of the Fiscal 2010 Penn Traffic acquisition pursuant to a divestiture order. The sale of these supermarkets occurred in late July and early August 2011. The Company recorded a $1.9 million impairment within the consolidated statement of operations and comprehensive (loss) income during Fiscal 2011, representing the excess of the carrying value of assets over the fair value of assets.

During November 2011, the Company executed an agreement to sell an additional supermarket acquired from Penn Traffic subject to the FTC divestiture order. The Company recorded a $0.9 million impairment within the consolidated statement of operations and comprehensive (loss) income during Fiscal 2011, representing the excess of the carrying value of assets over the fair value of assets.

Income Taxes	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Income Taxes

9. INCOME TAXES

Income tax expense was as follows (dollars in thousands):

	12-week periods ended		28-week periods ended
	July 13, 2013	July 14, 2012	July 13, 2013	July 14, 2012
Current	$(1)	$(55)	$—	$(55)
Deferred	(377)	(297)	(805)	(667)

Total income tax expense	$(378)	$(352)	$(805)	$(722)

The income tax expense for the 12-week period ended July 13, 2013 primarily reflects the recognition of additional valuation allowance associated with the Company’s indefinite-lived tradename and goodwill deferred tax liabilities. The overall effective tax rate was (7.7)%. The effective tax rate would have been 43.0% without the impact of adjustments to the valuation allowance.

The income tax expense for the 12-week period ended July 14, 2012 primarily reflects the recognition of additional valuation allowance associated with the Company’s indefinite-lived tradename deferred tax liability. The overall effective tax rate was 3.6%. The effective tax rate would have been 39.6% without the impact of federal tax credits and adjustments to the valuation allowance.

The income tax expense for the 28-week period ended July 13, 2013 primarily reflects the recognition of additional valuation allowance associated with the Company’s indefinite-lived tradename and goodwill deferred tax liabilities. The overall effective tax rate was (9.2)%. The effective tax rate would have been 19.5% without the impact of adjustments to the valuation allowance.

The income tax expense for the 28-week period ended July 14, 2012 primarily reflects the recognition of additional valuation allowance associated with the Company’s indefinite-lived tradename deferred tax liability. The overall effective tax rate was 6.6%. The effective tax rate would have been 39.6% without the impact of federal tax credits and adjustments to the valuation allowance.

11. INCOME TAXES

Income tax expense (benefit) for Fiscal 2012, Fiscal 2011 and Fiscal 2010 was as follows (dollars in thousands):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Current:
Federal	$3	$30	$192
State	41	16	3

Total current	44	46	195

Deferred:
Federal	(7,716)	1,526	(19,476)
State	(1,459)	(506)	(1,624)
Change in valuation allowance	10,539	229	11,901

Total deferred	1,364	1,249	(9,199)

Total income tax expense (benefit)	$1,408	$1,295	$(9,004)

Reconciliations of the statutory federal income tax (benefit) expense to the effective tax expense (benefit) for Fiscal 2012, Fiscal 2011 and Fiscal 2010 are as follows (dollars in thousands):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Statutory federal income tax (benefit) expense	$(7,540)	$2,494	$(12,585)
Valuation allowance	10,539	229	11,901
State income tax benefit, net of federal benefit	(1,471)	(496)	(1,622)
Non-deductible expenses	69	143	170
Benefit of federal tax credits	(63)	(1,107)	(1,182)
Non-taxable gain on bargain purchase	—	—	(5,489)
ASC 740 adjustment	—	—	192
Other	(126)	32	(389)

	$1,408	$1,295	$(9,004)

The components of deferred income tax assets and liabilities are comprised of the following (dollars in thousands):

	December 29, 2012	December 31, 2011
Current deferred tax assets (liabilities):
Inventory and other reserves	$(2)	$313
Prepaid taxes, insurance and service contracts	5,536	3,826
Other	3,176	2,559
Valuation allowance	(6,786)	(4,727)

Current net deferred tax assets	1,924	1,971

Non-current deferred tax assets (liabilities):
Capital leases	11,441	10,091
Property and equipment depreciation	(2,544)	755
Goodwill and intangible assets	(12,335)	(13,938)
Federal and state net operating loss carryforwards and federal credits	26,179	19,308
Valuation allowance	(31,247)	(21,299)
Other	2,880	774

Non-current net deferred tax liabilities	(5,626)	(4,309)

Net deferred tax liabilities	$(3,702)	$(2,338)

The Company has U.S. federal and state net operating losses of $59.1 million and $50.0 million, respectively, which expire beginning in 2027. In addition, the Company has federal tax credits of $3.2 million which expire beginning in 2027.

The Company has performed the required assessment of positive and negative evidence regarding the realization of the net deferred income tax assets in accordance with ASC 740. The Company considers all available positive and negative evidence, including future reversals of existing temporary differences, projected future taxable income and recent financial operations, to determine whether, based on the weight of that evidence, a valuation allowance is needed for some portion or all of a net deferred income tax asset. Judgment is used in considering the relative impact of negative and positive evidence. In arriving at these judgments, the weight given to the potential effect of negative and positive evidence is commensurate with the extent to which such evidence can be objectively verified. In evaluating the objective evidence provided by historical results, the Company considers the past three years.

Based on an assessment of the available positive and negative evidence, including the Company’s historical results, the Company determined that there are uncertainties relating to its ability to utilize the net deferred tax assets. In recognition of these uncertainties, the Company provided a valuation allowance of $13.9 million on the net deferred income tax assets during Fiscal 2009. During Fiscal 2012, Fiscal 2011 and Fiscal 2010, the Company established additional valuation allowance of $10.5 million, $0.2 million and $11.9 million, respectively, with offsetting charges to income tax expense (benefit). Additionally, during Fiscal 2012, the Company established additional valuation allowance of $1.5 million related to amounts recorded in other comprehensive loss. If the Company determines that it is more likely than not that it can realize its deferred tax assets in the future, the Company will make an adjustment to the valuation allowance.

During 2007, the Company adopted new standards for accounting for uncertainty in income taxes. As of the adoption, the total amount of gross unrecognized tax benefits for uncertain tax positions, including positions impacting only the timing of tax benefits, was $0.9 million. In connection with the completion of the IRS’s examination of the Company’s federal income tax returns for the 2007 and 2008 tax years, this unrecognized tax benefit was settled during Fiscal 2010, with no resulting income tax amounts payable. As part of the settlement, the Company paid interest and penalties of $0.2 million, which was accrued during Fiscal 2008 and Fiscal 2009. The Company recognizes interest and penalties related to unrecognized tax benefits as a component of income tax expense. The Company did not have any unrecognized tax benefits during Fiscal 2012 and Fiscal 2011, and the Company does not expect significant unrecognized tax benefits over the next twelve months.

The Company files U.S. federal income tax returns and income tax returns in various state jurisdictions. The Company’s U.S. federal income tax returns for tax years 2009 and beyond remain subject to examination by the IRS. State returns remain subject to examination for tax years 2007 and beyond depending on each state’s statute of limitations.

Shareholders' Deficit	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Shareholders' Deficit

10. SHAREHOLDERS’ DEFICIT

On May 15, 2013, the Company paid a dividend to its shareholders totaling $141.9 million, or $980 per share.

Effective May 14, 2013, Holding I’s Board of Directors accelerated the vesting of stock options granted under its 2007 Stock Incentive Plan such that all outstanding and unvested stock options became immediately and fully vested. The 11,340 total outstanding stock options were then contributed by the option holders to Holding II in exchange for options to acquire shares of common stock of Holding II. Following the May 15, 2013 Holding II dividend, the exercise prices of all outstanding stock options were reduced by $380, from $400 to $20 per share. As a result of the acceleration of vesting and exercise price reductions of outstanding stock options, the Company recognized incremental stock-based compensation expense of $3.5 million within administrative expenses in the consolidated statements of comprehensive (loss) income during the 12 and 28-week periods ended July 13, 2013.

On May 16, 2013, following the May 15, 2013 dividend, the Company awarded make-whole payments to holders of stock options under the 2007 Stock Incentive Plan in amounts of $600 per stock option, representing the difference between the per share dividend paid to Holding II stockholders and the reduction in the exercise price of the stock options. These payments, totaling $6.8 million, were recorded within administrative expenses in the consolidated statements of comprehensive (loss) income during the 12 and 28-week periods ended July 13, 2013. Additionally, between May 20 and May 22, 2013, all outstanding stock options were exercised, which resulted in cash proceeds of $0.2 million.

12. SHAREHOLDERS’ DEFICIT

Effective January 27, 2010, the Board of Directors increased the number of common shares that the Company has the authority to issue from 200,000 shares to 300,000 shares. On January 29, 2010, the Company received $30.0 million of proceeds from the issuance of 44,776 shares of common stock to its shareholders. On July 26, 2010, the Company paid a dividend to its shareholders totaling $30.0 million, or $207.22 per share of common stock outstanding. On December 20, 2012, the Company paid a dividend to its shareholders totaling $100.0 million, or $690.72 per share of common stock outstanding.

Effective January 24, 2008, the Company adopted the 2007 Stock Incentive Plan (‘‘Stock Plan’’) pursuant to which the Company’s Board of Directors, or a committee appointed by the Board of Directors (‘‘Committee’’), may grant at its discretion non-qualified stock options to directors, employees, consultants or independent contractors of the Company. Under the terms of the stock options granted to date, options that have not vested prior to a participant’s termination of employment with the Company are forfeited. The Stock Plan reserves 13,600 shares of common stock for issuance under the plan.

Stock options generally vest over a period of three to five years, and expire ten years from the grant date. Awards granted may be subject to other vesting terms as determined by the Committee. For stock options granted to date, the payments of the option prices are to be made in cash. In addition, an option holder will be required to satisfy the tax liability associated with the exercise of stock options by a method provided in the Stock Plan, as directed by the Committee.

Effective December 28, 2012, following the December 20, 2012 dividend, the Company reduced the exercise price of 4,645 stock option grants, representing all outstanding options with exercise prices in excess of $400, to $400 per share. No other terms of the awards were modified. The exercise price reductions resulted in an expected $0.6 million of incremental stock-based compensation expense, of which $0.3 million was recorded during Fiscal 2012. The remaining $0.3 million is expected to be recorded over the remaining vesting periods of the awards.

The following table summarizes the status and changes of stock options outstanding under the Stock Plan (dollars in thousands):

	Number of Shares	Weighted Average Exercise Price Per Share	Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value(1)
Outstanding – January 2, 2010	7,550	$413
Granted	4,470	1,040
Forfeited	(555)	400

Outstanding – January 1, 2011	11,465	658
Forfeited	(125)	1,040

Outstanding – December 31, 2011	11,340	654
Outstanding – December 29, 2012	11,340	400

Vested and expected to vest – December 29, 2012	11,340	400	2.9	$816

Options exercisable – December 29, 2012	5,833	$400

(1)	The intrinsic value is calculated based on the difference between the weighted average exercise price per share and the fair market value of the Company’s common stock as of December 29, 2012 of $472 per share.

Compensation expense recognized in connection with the Stock Plan amounted to $1.1 million, $1.1 million and $0.7 million for Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively, and is included in administrative expenses in the consolidated statements of comprehensive (loss) income.

The Company determines the fair value of each option award on the date of grant using the Black-Scholes option pricing model. The determination of fair value using the Black-Scholes option pricing model requires a number of complex and subjective variables. Key assumptions in the Black-Scholes option pricing model include the value of the common stock, the expected life, expected volatility of the stock, the risk-free interest rate, and estimated forfeitures. The value of the common stock related to the current year option grants was determined by management with the assistance of a third-party valuation firm. The estimated life was equal to the award’s expected term which was estimated using the simplified method. Expected stock price volatility was based on the expected volatility of a peer group that had actively traded stock during the period immediately preceding the share-based award grant. The risk-free rate of interest was based on the zero coupon U.S. Treasury rates appropriate for the expected term of the award. Estimated forfeitures are based on historical data, as well as management’s current expectations, the Company does not expect any forfeitures.

For options granted during Fiscal 2010, the weighted average fair values of the stock options granted, estimated on the dates of grant using the Black-Scholes option-pricing model, were $407.07 using the following assumptions.

Estimated life in years	6.2
Expected volatility	37.6%
Expected dividends	—
Risk-free rate	1.6%

The Company’s outstanding stock options represent non-qualified stock options for income tax purposes. As such, the stock option grants result in the creation of a deferred tax asset until the time that such stock option is exercised.

The total unrecognized non-vested stock-based compensation expense relating to the options is $1.3 million at December 29, 2012, with $0.7 million expected to be recorded as compensation expense in Fiscal 2013. The remaining weighted average vesting period for the stock options is 1.5 years at December 29, 2012.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Related Party Transactions

11. RELATED PARTY TRANSACTIONS

Holding I is a party to a Transaction and Monitoring Fee Agreement with MSPE and Graycliff. In consideration of services provided, Holding I pays an annual monitoring fee of $0.8 million to MSPE and $0.2 million to Graycliff, on a quarterly basis. During each of the 12-week periods ended July 13, 2013 and July 14, 2012, monitoring fees of $0.3 million were paid. During each of the 28-week periods ended July 13, 2013 and July 14, 2012, monitoring fees of $0.5 million were paid. These fees are included in administrative expenses in the condensed consolidated statements of comprehensive (loss) income.

13. RELATED PARTY TRANSACTIONS

During Fiscal 2010, the Company entered into a $25.0 million Bridge Loan with Morgan Stanley Senior Funding, Inc. (an affiliate of MSPE) and Banc of America Bridge LLC, as discussed in Note 6. This Bridge Loan was repaid in full during Fiscal 2010. Also during Fiscal 2010, the Company received $30.0 million from the issuance of common stock to related parties, as discussed in Note 12.

Holding I is a party to a Transaction and Monitoring Fee Agreement with MSPE and Graycliff. In consideration of services provided, the Company pays an annual monitoring fee of $0.8 million to MSPE and $0.2 million to Graycliff, on a quarterly basis. Monitoring fees of $1.0 million were paid during Fiscal 2012, Fiscal 2011 and Fiscal 2010. These fees are included in administrative expenses in the consolidated statements of comprehensive (loss) income.

Retirement Plans	12 Months Ended
Dec. 29, 2012
Retirement Plans

14. RETIREMENT PLANS

Defined Benefit Plans

Certain former members of management of Tops Markets receive benefits under a nonqualified, unfunded supplemental executive retirement plan (“SERP”). In addition, the Company maintains post-employment benefit plans providing life insurance, disability and medical benefits for certain employees which are included in other post-retirement plans.

The components of net pension cost related to the SERP and other post-retirement plans are as follows (dollars in thousands):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
SERP:
Interest cost	$162	$214	$234

Net pension cost	$162	$214	$234

Other Post-Retirement Plans:
Interest cost	$104	$111	$112
Service cost	3	3	3

Net pension cost	$107	$114	$115

Estimated future benefit payments related to the SERP and other post-retirement plans are as follows (dollars in thousands):

	SERP	Other Post-Retirement Plans
2013	$620	$236
2014	590	234
2015	558	207
2016	523	202
2017	486	246
Subsequent five years	1,832	1,139

As these plans are unfunded, estimated contributions are expected to equal estimated benefit payments.

The changes in benefit obligation related to the SERP and other post-retirement plans are as follows (dollars in thousands):

	SERP	Other Post- Retirement Plans
Benefit obligation – January 1, 2011	$4,868	$2,490
Interest cost	214	111
Service cost	—	3
Actuarial loss	620	309
Total disbursements	(650)	(256)

Benefit obligation – December 31, 2011	5,052	2,657
Interest cost	162	104
Service cost	—	3
Actuarial loss	614	1,785
Total disbursements	(637)	(384)

Benefit obligation – December 29, 2012	$5,191	$4,165

The benefit plans have no plan assets and have unfunded status equal to their benefit obligations, which have been classified in the consolidated balance sheets as follows (dollars in thousands):

	SERP		Other Post-Retirement Plans
	December 29, 2012	December 31, 2011	December 29, 2012	December 31, 2011
Accrued expenses and other current liabilities	$620	$599	$236	$259
Other long-term liabilities	4,571	4,453	3,929	2,398

Total liability	$5,191	$5,052	$4,165	$2,657

Additionally, net actuarial losses of $1.9 million and $1.4 million related to the SERP were included in accumulated other comprehensive loss as of December 29, 2012 and December 31, 2011, respectively. Net actuarial (loss) gain of $(1.6) million and $0.2 million related to other post-retirement plans were included in accumulated other comprehensive loss as of December 29, 2012 and December 31, 2011, respectively.

Discount rate assumptions used to determine benefit obligations are as follows:

SERP		Other Post-Retirement Plans
December 29, 2012	December 31, 2011	December 29, 2012	December 31, 2011
2.80%	3.40%	3.40%	4.10%

Discount rate assumptions used to determine net pension cost are as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
SERP	3.40%	4.70%	4.90%
Other post-retirement plans	4.10%	4.70%	5.20%

The measurement date for the SERP and other post-retirement plans was December 31, 2012.

For guidance in determining the discount rate, the Company calculates the implied rate of return by matching the cash flows from the plans to a yield curve of returns available on high-quality corporate bonds at the measurement date. The discount rate assumption is reviewed annually and revised as deemed appropriate. After the purchase of Tops by Holding, the Company ceased participation in the SERP and other post-retirement plans.

Assumed health care cost trend rates used in the calculation of benefit obligations related to the medical benefits portion of other post-retirement plans are as follows:

	December 29, 2012	December 31, 2011
Initial health care cost trend rate	6.50%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%
Year to reach ultimate trend rate	2016	2016

Other Benefit Plans

During 2008, the Company established a defined contribution 401(k) plan that provides that under certain circumstances the Company will make matching contributions of up to 100% of the first 3%, and 50% of the next 2%, of a participant’s eligible compensation. The Company incurred $2.5 million, $2.5 million and $2.1 million of expense related to this 401(k) plan during Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively.

Multiemployer Pension Plan

The Company contributes to the Local One plan, a defined benefit multiemployer pension plan, covering union-represented employees under its collective bargaining agreements with Local One. The Local One plan generally provides retirement benefits to participants based on their years of service to contributing employers. The retirement benefits provided by the Local One plan are generally not negotiated by participating employers. During Fiscal 2012, Fiscal 2011 and Fiscal 2010, the Company made contributions of $9.4 million, $8.9 million and $8.3 million, respectively, to this plan. The risks of participating in a multiemployer pension plan are different from a single-employer pension plan in the following respects:

a)	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers;

b)	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers; and

c)	If the Company stops participating in the multiemployer pension plan, it may be required to pay the plan an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Company’s participation in this plan is outlined in the following table. The “EIN / Plan Number” column provides the Employer Identification Number, or EIN, and the Plan Number. The most recent Pension Protection Act Zone Status available in 2012 and 2011 is for the Local One plan’s years ending December 31, 2011, and December 31, 2010, respectively. The zone status is based on information that the Company received from the plan. Among other factors, generally, plans in critical status (“red zone”) are less than 65 percent funded, plans in endangered or seriously endangered status (“yellow zone” or “orange zone”, respectively) are less than 80 percent funded, and plans at least 80 percent funded are said to be in the “green zone.” The “FIP/RP Status Pending / Implemented” column indicates plans for which a funding improvement plan, or FIP, or a rehabilitation plan, or RP, is either pending or has been implemented by the trustees of the plan.

	Pension Protection Act Zone Status		Tops 5% of Total Contributions		FIP/RP Status Pending / Implemented	Surcharge Imposed	Expiration Dates of Collective Bargaining Agreements
EIN / Plan Number	2012	2011	2012	2011
16-6144007 / 001	Red	Red	Yes	Yes	Implemented	No	March 30, 2014 – October 3, 2015

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Commitments and Contingencies

12. COMMITMENTS AND CONTINGENCIES

Purchase Commitments

On November 12, 2009, Tops Markets entered into a supply contract with C&S Wholesale Grocers, Inc. (“C&S”) whereby C&S provides warehousing, logistics, procurement and purchasing services in support of the majority of the Company’s supply chain. The agreement expires on September 24, 2016. The agreement provides that the actual costs of performing these services shall be reimbursed to C&S on an “open-book” or “cost-plus” basis, whereby the parties will negotiate annual budgets that will be reconciled against actual costs on a periodic basis. The parties will also annually negotiate services specifications and performance standards that will govern warehouse operations. The agreement defines the parties’ respective responsibilities for the procurement and purchase of merchandise intended for use or resale at the Company’s stores, as well as the parties’ respective remuneration for warehousing and procurement/purchasing activities. In consideration for the services it provides under the agreement, C&S will be paid an annual fee and will have incentive income opportunities based upon the Company’s cost savings and increases in retail sales volume.

On September 24, 2012, Tops Markets entered into a separate supply agreement with C&S to provide similar services in support of the 21 supermarkets acquired in the GU Acquisition from GU Markets LLC, an affiliate of C&S, in October 2012. This agreement expires on September 23, 2022.

Effective May 1, 2013, Tops Markets entered into a member participation agreement with Topco Associates LLC, a procurement cooperative for food retailers and wholesalers, for the supply of substantially all of the Company’s prescription drugs and other health and beauty care products requirements. There is no minimum purchase requirement, and this agreement expires February 28, 2017. The Company’s previous supply agreement for these products with McKesson Corporation was terminated without penalty.

Effective July 24, 2010, Tops Markets extended its existing IT outsourcing agreement with HP Enterprise Services, LLC (formerly known as Electronic Data Systems, LLC), or HP, through December 31, 2017. Under the agreement, HP provides data center operations, mainframe processing, business applications and systems development to enhance the Company’s customer service and efficiency. The charges under this agreement are based upon the services requested at predetermined rates.

The costs of these purchase commitments are not reflected in the Company’s condensed consolidated balance sheets.

Environmental Liabilities

The Company is contingently liable for potential environmental issues of some of its properties. As the Company is unable to determine the amount of any potential liability, no amounts were accrued as of July 13, 2013 or December 29, 2012.

Collective Bargaining Agreements

The Company employs approximately 14,300 associates. Approximately 87% of these associates are members of United Food and Commercial Workers, or UFCW, District Union Local One, or Local One, or two other UFCW unions. All other associates are non-union with approximately 26% serving in the Company’s supermarkets acquired in the GU Acquisition, and the remaining non-union associates serving primarily in management, field support or pharmacist roles. The Company is a party to six collective bargaining agreements with Local One expiring between March 2014 and October 2015. The two non-Local One UFCW collective bargaining agreements expire in February 2015 and April 2016, respectively.

C&S-Related Multiemployer Pension Plans

At the time we entered into our original supply agreement with C&S, certain of our warehouse personnel became employees of C&S, with C&S assuming our obligations under several multiemployer pension plans. Although we are not a sponsoring employer of, and make no contribution payments to any of these multiemployer pension plans, we have certain contractual indemnification obligations for withdrawal liability that may arise in the event of C&S’s withdrawal from those plans, or upon termination of the supply agreement.

Legal Proceedings

The Company is unaware of legal proceedings that are expected to materially impact the Company’s condensed consolidated financial statements as a whole. No amounts related to legal proceedings were accrued as of July 13, 2013 or December 29, 2012.

15. COMMITMENTS AND CONTINGENCIES

Purchase Commitments

On November 12, 2009, the Company entered into a supply contract with C&S whereby C&S provides warehousing, logistics, procurement and purchasing services in support of the majority of the Company’s supply chain. The agreement expires on September 24, 2016. The agreement provides that the actual costs of performing these services shall be reimbursed to C&S on an “open-book” or “cost-plus” basis, whereby the parties will negotiate annual budgets that will be reconciled against actual costs on a periodic basis. The parties will also annually negotiate services specifications and performance standards that will govern warehouse operations. The agreement defines the parties’ respective responsibilities for the procurement and purchase of merchandise intended for use or resale at the Company’s stores, as well as the parties’ respective remuneration for warehousing and procurement/purchasing activities. In consideration for the services it provides under the agreement, C&S will be paid an annual fee and will have incentive income opportunities based upon the Company’s cost savings and increases in retail sales volume.

On September 24, 2012, the Company entered into a supplemental supply agreement with C&S to provide similar services in support of the 21 supermarkets acquired in the GU Acquisition. This agreement expires on September 23, 2022.

Effective December 1, 2010, the Company extended the term of its existing supply contract with McKesson through January 31, 2014 for the supply of substantially all of the Company’s prescription drugs and other health and beauty care products requirements. The Company is required to purchase a minimum of $400 million of product during the period from December 1, 2010 to January 1, 2014. The Company purchased $135.5 million, $146.7 million and $11.2 million of product under this contract during Fiscal 2012, Fiscal 2011 and December 2010, respectively, and expects to meet the minimum purchases requirement.

Effective July 24, 2010, the Company extended its existing IT outsourcing agreement with HP Enterprise Services, LLC (formerly known as Electronic Data Systems, LLC), or HP through December 31, 2017 to provide a wide range of information systems services. Under the agreement, HP provides data center operations, mainframe processing, business applications and systems development to enhance the Company’s customer service and efficiency. The charges under this agreement are based upon the services requested at predetermined rates.

The costs of these purchase commitments are not reflected in the Company’s consolidated balance sheets.

Asset Retirement Obligations

The changes in the Asset Retirement Obligations are as follows (dollars in thousands):

Balance – January 1, 2011	$2,336
Accretion of liability	212
Incremental obligations incurred	83

Balance – December 31, 2011	2,631
Obligations of acquired supermarkets	393
Accretion of liability	235

Balance – December 29, 2012	$3,259

Environmental Liabilities

The Company is contingently liable for potential environmental issues of some of its properties. As the Company is unable to determine the amount of any potential liability, no amounts were accrued as of December 29, 2012 and December 31, 2011.

Collective Bargaining Agreements

The Company employs approximately 13,400 associates. Approximately 88% of these associates are members of United Food and Commercial Workers, or UFCW, District Union Local One, or Local One, or two other UFCW unions. All other associates are non-union with approximately 25% serving in our Grand Union acquired supermarket locations, and the remaining non-union associates serving primarily in management, field support or pharmacist roles. The Company is a party to six collective bargaining agreements with Local One expiring between March 2014 and October 2015. The two non-Local One UFCW collective bargaining agreements expire in April 2013 and February 2015, respectively.

C&S-Related Multiemployer Pension Plans

At the time we entered into our original supply agreement with C&S, certain of our warehouse personnel became employees of C&S, with C&S assuming our obligations under several other multiemployer pension plans. Although we are not a sponsoring employer of, and make no contribution payments to any of these other multiemployer pension plans, we have certain contractual indemnification obligations for withdrawal liability that may arise in the event of C&S’s withdrawal from such plans, or upon termination of the supply agreement.

Legal Proceedings

The Company is unaware of legal proceedings that are expected to materially impact the Company’s consolidated financial statements as a whole. Accordingly, no amounts related to legal proceedings were accrued as of December 29, 2012 and December 31, 2011.

Guarantor Financial Statements	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Guarantor Financial Statements

13. GUARANTOR FINANCIAL STATEMENTS

The obligations of Holding I, Tops Markets and Tops Markets II Corporation under the Holding I Notes are jointly and severally, fully and unconditionally guaranteed by Holding II, the parent of Holding I, and Tops Gift Card Company, LLC and Tops PT, LLC (“Guarantor Subsidiaries”), both of which are 100% owned subsidiaries of Tops Markets. Holding II was established in May 2013, Tops Gift Card Company, LLC was established in October 2008, and Tops PT, LLC was established in January 2010. Tops Markets and Tops Markets II Corporation are joint issuers of the Holding I notes and are 100% owned by Holding I. Separate financial statements of Holding II, Holding I, Tops Markets, Tops Markets II Corporation and of the Guarantor Subsidiaries are not presented as the guarantees are full and unconditional and Holding II and the Guarantor Subsidiaries are jointly and severally liable thereon.

The following supplemental financial information sets forth, on a condensed consolidating basis, balance sheets as of July 13, 2013 and December 29, 2012 for Holding II, Holding I and Tops Markets, the Guarantor Subsidiaries, and for the Company, statements of comprehensive (loss) income for the 12 and 28-week periods ended July 13, 2013 and July 14, 2012, and statements of cash flows for the 28-week periods ended July 13, 2013 and July 14, 2012. Supplemental financial information has not been presented for Tops Markets II Corporation as it has no assets or operations.

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED BALANCE SHEET

JULY 13, 2013

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$6,807	$—	$20,739	$900	$—	$28,446
Accounts receivable, net	—	—	52,352	12,689	—	65,041
Intercompany receivables	—	—	5,262	61,980	(67,242)	—
Inventory, net	—	—	96,758	34,719	—	131,477
Prepaid expenses and other current assets	—	—	9,234	2,059	—	11,293
Income taxes refundable	—	—	252	—	—	252
Current deferred tax assets	—	—	1,317	—	607	1,924

Total current assets	6,807	—	185,914	112,347	(66,635)	238,433

Property and equipment, net	—	—	278,331	65,152	—	343,483
Goodwill	—	—	19,308	—	—	19,308
Intangible assets, net	—	—	63,787	6,243	—	70,030
Other assets	6,889	—	39,968	3,041	(30,809)	19,089
Investment in subsidiaries	(191,511)	(186,249)	127,362	—	250,398	—

Total assets	$(177,815)	$(186,249)	$714,670	$186,783	$152,954	$690,343

Liabilities and Shareholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$—	$—	$72,201	$20,200	$—	$92,401
Intercompany payables	—	5,262	61,980	—	(67,242)	—
Accrued expenses and other current liabilities	4,304	—	53,202	17,390	(744)	74,152
Current portion of capital lease obligations	—	—	13,627	429	—	14,056
Current portion of long-term debt	—	—	2,271	—	—	2,271
Current deferred tax liability	—	—	—	11	(11)	—

Total current liabilities	4,304	5,262	203,281	38,030	(67,997)	182,880

Capital lease obligations	—	—	139,425	2,755	—	142,180
Long-term debt	148,537	—	505,126	—	(3,041)	650,622
Other long-term liabilities	—	—	33,125	5,761	—	38,886
Non-current deferred tax liabilities	—	—	19,155	12,875	(25,599)	6,431

Total liabilities	152,841	5,262	900,112	59,421	(96,637)	1,020,999

Total shareholders’ (deficit) equity	(330,656)	(191,511)	(185,442)	127,362	249,591	(330,656)

Total liabilities and shareholders’ (deficit) equity	$(177,815)	$(186,249)	$714,670	$186,783	$152,954	$690,343

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED BALANCE SHEET

DECEMBER 29, 2012

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$—	$31,586	$836	$—	$32,422
Accounts receivable, net	—	—	42,578	10,897	—	53,475
Intercompany receivables	—	—	4,750	50,835	(55,585)	—
Inventory, net	—	—	91,298	34,189	—	125,487
Prepaid expenses and other current assets	—	—	7,352	1,971	—	9,323
Income taxes refundable	—	—	237	—	—	237
Current deferred tax assets	—	—	1,316	—	608	1,924

Total current assets	—	—	179,117	98,728	(54,977)	222,868

Property and equipment, net	—	—	280,643	70,006	—	350,649
Goodwill	—	—	15,002	—	—	15,002
Intangible assets, net	—	—	67,262	7,236	—	74,498
Other assets	—	—	36,811	3,041	(26,867)	12,985
Investment in subsidiaries	(181,474)	(176,724)	121,350	—	236,848	—

Total assets	$(181,474)	$(176,724)	$700,185	$179,011	$155,004	$676,002

Liabilities and Shareholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$—	$—	$60,429	$17,031	$—	$77,460
Intercompany payables	—	4,750	50,835	—	(55,585)	—
Accrued expenses and other current liabilities	1,798	—	51,981	22,705	(744)	75,740
Current portion of capital lease obligations	—	—	13,955	402	—	14,357
Current portion of long-term debt	—	—	2,271	—	—	2,271
Current deferred tax liabilities	—	—	—	11	(11)	—

Total current liabilities	1,798	4,750	179,471	40,149	(56,340)	169,828

Capital lease obligations	—	—	146,510	2,993	—	149,503
Long-term debt	—	—	498,487	—	(3,041)	495,446
Other long-term liabilities	—	—	33,284	5,587	—	38,871
Non-current deferred tax liabilities	—	—	18,350	8,932	(21,656)	5,626

Total liabilities	1,798	4,750	876,102	57,661	(81,037)	859,274

Total shareholders’ (deficit) equity	(183,272)	(181,474)	(175,917)	121,350	236,041	(183,272)

Total liabilities and shareholders’ (deficit) equity	$(181,474)	$(176,724)	$700,185	$179,011	$155,004	$676,002

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME

FOR THE 12-WEEK PERIOD ENDED JULY 13, 2013

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$461,842	$139,651	$(218)	$601,275
Cost of goods sold	—	—	(326,112)	(92,822)	—	(418,934)
Distribution costs	—	—	(8,661)	(3,102)	—	(11,763)

Gross profit	—	—	127,069	43,727	(218)	170,578

Operating expenses:
Wages, salaries and benefits	—	—	(60,340)	(20,447)	—	(80,787)
Selling and general expenses	—	—	(20,338)	(6,754)	218	(26,874)
Administrative expenses	(10,635)	(219)	(12,209)	(4,009)	—	(27,072)
Rent expense, net	—	—	(3,181)	(2,130)	—	(5,311)
Depreciation and amortization	—	—	(10,278)	(2,770)	—	(13,048)
Advertising	—	—	(4,341)	(1,341)	—	(5,682)

Total operating expenses	(10,635)	(219)	(110,687)	(37,451)	218	(158,774)

Operating (loss) income	(10,635)	(219)	16,382	6,276	—	11,804

Interest expense, net	(2,401)	—	(14,308)	(33)	—	(16,742)
Equity income from subsidiaries	7,720	7,939	3,770	—	(19,429)	—

(Loss) income before income taxes	(5,316)	7,720	5,844	6,243	(19,429)	(4,938)
Income tax benefit (expense)	—	—	2,095	(2,473)	—	(378)

Net (loss) income	(5,316)	7,720	7,939	3,770	(19,429)	(5,316)
Other comprehensive income	—	—	—	—	—	—

Comprehensive (loss) income	$(5,316)	$7,720	$7,939	$3,770	$(19,429)	$(5,316)

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

FOR THE 12-WEEK PERIOD ENDED JULY 14, 2012

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$423,588	$138,995	$(222)	562,361
Cost of goods sold	—	—	(298,231)	(92,283)	—	(390,514)
Distribution costs	—	—	(8,279)	(3,232)	—	(11,511)

Gross profit	—	—	117,078	43,480	(222)	160,336

Operating expenses:
Wages, salaries and benefits	—	—	(54,433)	(20,692)	—	(75,125)
Selling and general expenses	—	—	(16,268)	(6,354)	222	(22,400)
Administrative expenses	(409)	(219)	(13,544)	(4,371)	—	(18,543)
Rent expense, net	—	—	(1,529)	(2,039)	—	(3,568)
Depreciation and amortization	—	—	(8,933)	(3,090)	—	(12,023)
Advertising	—	—	(3,734)	(1,384)	—	(5,118)

Total operating expenses	(409)	(219)	(98,441)	(37,930)	222	(136,777)
Operating (loss) income	(409)	(219)	18,637	5,550	—	23,559

Interest expense, net	—	—	(13,665)	(44)	—	(13,709)
Equity income from subsidiaries	9,907	10,126	3,325	—	(23,358)	—

Income before income taxes	9,498	9,907	8,297	5,506	(23,358)	9,850
Income tax benefit (expense)	—	—	1,829	(2,181)	—	(352)

Net income	9,498	9,907	10,126	3,325	(23,358)	9,498
Other comprehensive income	—	—	—	—	—	—

Comprehensive income	$9,498	$9,907	$10,126	$3,325	$(23,358)	$9,498

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME

FOR THE 28-WEEK PERIOD ENDED JULY 13, 2013

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,029,643	$308,022	$(581)	$1,337,084
Cost of goods sold	—	—	(727,494)	(204,591)	—	(932,085)
Distribution costs	—	—	(19,464)	(6,816)	—	(26,280)

Gross profit	—	—	282,685	96,615	(581)	378,719

Operating expenses:
Wages, salaries and benefits	—	—	(137,703)	(47,129)	—	(184,832)
Selling and general expenses	—	—	(48,018)	(15,745)	581	(63,182)
Administrative expenses	(10,893)	(512)	(28,392)	(9,529)	—	(49,326)
Rent expense, net	—	—	(7,976)	(4,900)	—	(12,876)
Depreciation and amortization	—	—	(23,435)	(6,617)	—	(30,052)
Advertising	—	—	(8,790)	(2,659)	—	(11,449)

Total operating expenses	(10,893)	(512)	(254,314)	(86,579)	581	(351,717)
Operating (loss) income	(10,893)	(512)	28,371	10,036	—	27,002

Interest expense, net	(2,401)	—	(33,231)	(82)	—	(35,714)
Equity income from subsidiaries	3,777	4,289	6,012	—	(14,078)	—

(Loss) income before income taxes	(9,517)	3,777	1,152	9,954	(14,078)	(8,712)
Income tax benefit (expense)	—	—	3,137	(3,942)	—	(805)

Net (loss) income	(9,517)	3,777	4,289	6,012	(14,078)	(9,517)
Other comprehensive income	—	—	—	—	—	—

Comprehensive (loss) income	$(9,517)	$3,777	$4,289	$6,012	$(14,078)	$(9,517)

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

FOR THE 28-WEEK PERIOD ENDED JULY 14, 2012

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$961,236	$306,089	$(584)	$1,266,741
Cost of goods sold	—	—	(679,315)	(201,906)	—	(881,221)
Distribution costs	—	—	(18,280)	(6,998)	—	(25,278)

Gross profit	—	—	263,641	97,185	(584)	360,242

Operating expenses:
Wages, salaries and benefits	—	—	(126,620)	(47,735)	—	(174,355)
Selling and general expenses	—	—	(38,785)	(14,017)	584	(52,218)
Administrative expenses	(954)	(511)	(30,782)	(10,166)	—	(42,413)
Rent expense, net	—	—	(4,787)	(4,761)	—	(9,548)
Depreciation and amortization	—	—	(20,897)	(7,155)	—	(28,052)
Advertising	—	—	(7,919)	(2,845)	—	(10,764)

Total operating expenses	(954)	(511)	(229,790)	(86,679)	584	(317,350)
Operating (loss) income	(954)	(511)	33,851	10,506	—	42,892

Interest expense, net	—	—	(31,916)	(105)	—	(32,021)
Equity income from subsidiaries	11,103	11,614	6,282	—	(28,999)	—

Income before income taxes	10,149	11,103	8,217	10,401	(28,999)	10,871
Income tax benefit (expense)	—	—	3,397	(4,119)	—	(722)

Net income	10,149	11,103	11,614	6,282	(28,999)	10,149
Other comprehensive income	—	—	—	—	—	—

Comprehensive income	$10,149	$11,103	$11,614	$6,282	$(28,999)	$10,149

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

FOR THE 28-WEEK PERIOD ENDED JULY 13, 2013

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(512)	$19,478	$12,761	$—	$31,727

Cash flows used in investing activities:
Cash paid for property and equipment	—	—	(26,247)	(1,342)	—	(27,589)
Acquisition of independent supermarkets	—	—	(5,995)	—	—	(5,995)
Change in intercompany receivables position	—	—	(512)	(11,145)	11,657	—

Net cash used in investing activities	—	—	(32,754)	(12,487)	11,657	(33,584)

Cash flows provided by (used in) financing activities:
Proceeds from long-term debt borrowings	148,500	—	—	—	—	148,500
Dividend to shareholders	(141,920)	—	—	—	—	(141,920)
Deferred financing costs paid	—	—	(7,977)	—	—	(7,977)
Stock option exercises	227	—	—	—	—	227
Change in intercompany payables position	—	512	11,145	—	(11,657)	—
Borrowings on 2017 ABL Facility	—	—	138,500	—	—	138,500
Repayments on 2017 ABL Facility	—	—	(131,700)	—	—	(131,700)
Principal payments on capital leases	—	—	(7,804)	(210)	—	(8,014)
Change in bank overdraft position	—	—	426	—	—	426
Repayments of long-term debt borrowings	—	—	(161)	—	—	(161)

Net cash provided by (used in) financing activities	6,807	512	2,429	(210)	(11,657)	(2,119)

Net increase (decrease) in cash and cash equivalents	6,807	—	(10,847)	64	—	(3,976)
Cash and cash equivalents – beginning of period	—	—	31,586	836	—	32,422

Cash and cash equivalents – end of period	$6,807	$—	$20,739	$900	$—	$28,446

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

FOR THE 28-WEEK PERIOD ENDED JULY 14, 2012

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(512)	$36,778	$24,432	$—	$60,698

Cash flows used in investing activities:
Cash paid for property and equipment	—	—	(11,784)	(3,416)	—	(15,200)
Proceeds from insurable loss recovery	—	—	—	1,150	—	1,150
Change in intercompany receivables position	—	—	(512)	(21,992)	22,504	—

Net cash used in investing activities	—	—	(12,296)	(24,258)	22,504	(14,050)

Cash flows provided by (used in) financing activities:
Borrowings on 2013 ABL Facility	—	—	66,600	—	—	66,600
Repayments on 2013 ABL Facility	—	—	(71,600)	—	—	(71,600)
Change in intercompany payables position	—	512	21,992	—	(22,504)	—
Principal payments on capital leases	—	—	(6,624)	(165)	—	(6,789)
Repayments of long-term debt borrowings	—	—	(250)	—	—	(250)
Change in bank overdraft position	—	—	181	—	—	181

Net cash provided by (used in) financing activities	—	512	10,299	(165)	(22,504)	(11,858)

Net increase in cash and cash equivalents	—	—	34,781	9	—	34,790
Cash and cash equivalents – beginning of period	—	—	18,351	830	—	19,181

Cash and cash equivalents – end of period	$—	$—	$53,132	$839	$—	$53,971

16. GUARANTOR FINANCIAL STATEMENTS

The obligations of Holding I, Tops Markets and Tops Markets II Corporation under the 2017 Notes are jointly and severally, fully and unconditionally guaranteed by Holding II, the parent of Holding I, and Tops Gift Card Company, LLC and Tops PT, LLC (“Guarantor Subsidiaries”), both of which are 100% owned subsidiaries of Tops Markets. Holding II was established in May 2013, Tops Gift Card Company, LLC was established in October 2008, and Tops PT, LLC was established in January 2010. Tops Markets and Tops Markets II Corporation are joint issuers of the Holding I Notes and are 100% owned by Holding I. Separate financial statements of Holding II, Holding I, Tops Markets, Tops Markets II Corporation and of the Guarantor Subsidiaries are not presented as the guarantees are full and unconditional and Holding II and the Guarantor Subsidiaries are jointly and severally liable thereon.

The following supplemental financial information sets forth, on a condensed consolidating basis, balance sheets as of December 29, 2012 and December 31, 2011 for Holding II, Holding I and Tops Markets, the Guarantor Subsidiaries, and for the Company, and statements of comprehensive (loss) income and statements of cash flows for Fiscal 2012, Fiscal 2011 and Fiscal 2010. Supplemental financial information has not been presented for Tops Markets II Corporation as it has no assets or operations.

TOPS HOLDING II CORPORATION

CONSOLIDATED BALANCE SHEET

DECEMBER 29, 2012

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$—	$31,586	$836	$—	$32,422
Accounts receivable, net	—	—	42,578	10,897	—	53,475
Intercompany receivables	—	—	4,750	50,835	(55,585)	—
Inventory, net	—	—	91,298	34,189	—	125,487
Prepaid expenses and other current assets	—	—	7,352	1,971	—	9,323
Income taxes refundable	—	—	237	—	—	237
Current deferred tax assets	—	—	1,316	—	608	1,924

Total current assets	—	—	179,117	98,728	(54,977)	222,868

Property and equipment, net	—	—	280,643	70,006	—	350,649
Goodwill	—	—	15,002	—	—	15,002
Intangible assets, net	—	—	67,262	7,236	—	74,498
Other assets	—	—	36,811	3,041	(26,867)	12,985
Investment in subsidiaries	(181,474)	(176,724)	121,350	—	236,848	—

Total assets	$(181,474)	$(176,724)	$700,185	$179,011	$155,004	$676,002

Liabilities and Shareholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$—	$—	$60,429	$17,031	$—	$77,460
Intercompany payables	—	4,750	50,835	—	(55,585)	—
Accrued expenses and other current liabilities	1,798	—	51,981	22,705	(744)	75,740
Current portion of capital lease obligations	—	—	13,955	402	—	14,357
Current portion of long-term debt	—	—	2,271	—	—	2,271
Current deferred tax liabilities	—	—	—	11	(11)	—

Total current liabilities	1,798	4,750	179,471	40,149	(56,340)	169,828

Capital lease obligations	—	—	146,510	2,993	—	149,503
Long-term debt	—	—	498,487	—	(3,041)	495,446
Other long-term liabilities	—	—	33,284	5,587	—	38,871
Non-current deferred tax liabilities	—	—	18,350	8,932	(21,656)	5,626

Total liabilities	1,798	4,750	876,102	57,661	(81,037)	859,274

Total shareholders’ (deficit) equity	(183,272)	(181,474)	(175,917)	121,350	236,041	(183,272)

Total liabilities and shareholders’ (deficit) equity	$(181,474)	$(176,724)	$700,185	$179,011	$155,004	$676,002

TOPS HOLDING II CORPORATION

CONSOLIDATED BALANCE SHEET

DECEMBER 31, 2011

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$—	$18,351	$830	$—	$19,181
Accounts receivable, net	—	—	44,809	11,178	—	55,987
Intercompany receivables	—	—	3,800	15,556	(19,356)	—
Inventory, net	—	—	79,972	35,337	—	115,309
Prepaid expenses and other current assets	—	—	10,654	2,336	—	12,990
Income taxes refundable	—	—	285	—	—	285
Current deferred tax assets	—	—	1,363	—	608	1,971

Total current assets	—	—	159,234	65,237	(18,748)	205,723

Property and equipment, net	—	—	282,207	76,056	—	358,263
Goodwill	—	—	462	—	—	462
Intangible assets, net	—	—	62,684	8,979	—	71,663
Other assets	—	—	27,687	3,041	(19,627)	11,101
Investment in subsidiaries	(58,293)	(54,493)	110,306	—	2,480	—

Total assets	$(58,293)	$(54,493)	$642,580	$153,313	$(35,895)	$647,212

Liabilities and Shareholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$—	$—	$58,359	$17,249	$—	$75,608
Intercompany payables	—	3,800	15,556	—	(19,356)	—
Accrued expenses and other current liabilities	1,171	—	57,537	16,713	(744)	74,677
Current portion of capital lease obligations	—	—	12,348	353	—	12,701
Current portion of long-term debt	—	—	434	—	—	434
Current deferred tax liabilities	—	—	—	11	(11)	—

Total current liabilities	1,171	3,800	144,234	34,326	(20,111)	163,420

Capital lease obligations	—	—	156,456	3,358	—	159,814
Long-term debt	—	—	358,281	—	(3,041)	355,240
Other long-term liabilities	—	—	20,262	3,631	—	23,893
Non-current deferred tax liabilities	—	—	17,033	1,692	(14,416)	4,309

Total liabilities	1,171	3,800	696,266	43,007	(37,568)	706,676

Total shareholders’ (deficit) equity	(59,464)	(58,293)	(53,686)	110,306	1,673	(59,464)

Total liabilities and shareholders’ (deficit) equity	$(58,293)	$(54,493)	$642,580	$153,313	$(35,895)	$647,212

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS

FISCAL 2012

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,795,842	$570,762	$(1,265)	$2,365,339
Cost of goods sold	—	—	(1,274,836)	(379,257)	—	(1,654,093)
Distribution costs	—	—	(33,901)	(12,762)	—	(46,663)

Gross profit	—	—	487,105	178,743	(1,265)	664,583

Operating expenses:
Wages, salaries and benefits	—	—	(233,362)	(87,264)	—	(320,626)
Selling and general expenses	—	—	(74,275)	(26,831)	1,265	(99,841)
Administrative expenses	(2,078)	(950)	(60,499)	(18,877)	—	(82,404)
Rent expense, net	—	—	(12,350)	(8,875)	—	(21,225)
Depreciation and amortization	—	—	(39,197)	(13,420)	—	(52,617)
Advertising	—	—	(14,307)	(5,007)	—	(19,314)

Total operating expenses	(2,078)	(950)	(433,990)	(160,274)	1,265	(596,027)

Operating (loss) income	(2,078)	(950)	53,115	18,469	—	68,556

Loss on debt extinguishment		—	(31,205)			(31,205)
Interest expense, net	—	—	(58,706)	(187)	—	(58,893)
Equity (loss) income from subsidiaries	(20,872)	(19,922)	11,042	—	29,752	—

(Loss) income before income taxes	(22,950)	(20,872)	(25,754)	18,282	29,752	(21,542)

Income tax benefit (expense)	—	—	5,832	(7,240)	—	(1,408)

Net (loss) income	(22,950)	(20,872)	(19,922)	11,042	29,752	(22,950)

Change in postretirement benefit obligation	(2,309)	—	(2,309)	—	2,309	(2,309)

Comprehensive (loss) income	$(25,259)	$(20,872)	$(22,231)	$11,042	$32,061	$(25,259)

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

FISCAL 2011

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,774,927	$581,858	$(1,293)	$2,355,492
Cost of goods sold	—	—	(1,260,068)	(390,098)	—	(1,650,166)
Distribution costs	—	—	(31,638)	(12,551)	—	(44,189)

Gross profit	—	—	483,221	179,209	(1,293)	661,137

Operating expenses:
Wages, salaries and benefits	—	—	(228,947)	(88,791)	—	(317,738)
Selling and general expenses	—	—	(73,186)	(31,260)	1,293	(103,153)
Administrative expenses	(1,768)	(950)	(57,080)	(19,982)	—	(79,780)
Rent expense, net	—	—	(9,707)	(9,149)	—	(18,856)
Depreciation and amortization	—	—	(38,812)	(12,393)	—	(51,205)
Advertising	—	—	(13,292)	(5,497)	—	(18,789)
Impairment charges	—	—	—	(2,791)	—	(2,791)

Total operating expenses	(1,768)	(950)	(421,024)	(169,863)	1,293	(592,312)

Operating (loss) income	(1,768)	(950)	62,197	9,346	—	68,825

Interest expense, net	—	—	(61,469)	(229)	—	(61,698)
Equity income from subsidiaries	7,600	7,600	5,507	—	(20,707)	—

Income before income taxes	5,832	7,600	6,235	9,117	(21,657)	7,127

Income tax benefit (expense)	—	—	2,315	(3,610)	—	(1,295)

Net income	5,832	7,600	8,550	5,507	(21,657)	5,832

Change in postretirement benefit obligation	(925)	—	(925)	—	925	(925)

Comprehensive income	$4,907	$7,600	$7,625	$5,507	$(20,732)	$4,907

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS

FISCAL 2010

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,704,977	$553,742	$(1,183)	$2,257,536
Cost of goods sold	—	—	(1,208,582)	(370,434)	—	(1,579,016)
Distribution costs	—	—	(31,899)	(12,930)	—	(44,829)

Gross profit	—	—	464,496	170,378	(1,183)	633,691

Operating expenses:
Wages, salaries and benefits	—	—	(223,276)	(87,524)	—	(310,800)
Selling and general expenses	—	—	(71,629)	(34,395)	1,183	(104,841)
Administrative expenses	(1,258)	(950)	(81,425)	(19,121)	—	(102,754)
Rent expense, net	—	—	(9,493)	(9,642)	—	(19,135)
Depreciation and amortization	—	—	(55,005)	(7,348)	—	(62,353)
Advertising	—	—	(15,819)	(7,356)	—	(23,175)

Total operating expenses	(1,258)	(950)	(456,647)	(165,386)	1,183	(623,058)

Operating (loss) income	(1,258)	(950)	7,849	4,992	—	10,633

Bargain purchase	—	—	—	15,681	—	15,681
Loss on debt extinguishment	—	—	(1,041)	—	—	(1,041)
Interest expense, net	—	—	(61,125)	(106)	—	(61,231)
Equity (loss) income from subsidiaries	(25,696)	(23,994)	18,631	—	31,059	—

(Loss) income before income taxes	(26,954)	(24,944)	(35,686)	20,567	31,059	(35,958)

Income tax (expense) benefit	—	(752)	11,692	(1,936)	—	9,004

Net (loss) income	(26,954)	(25,696)	(23,994)	18,631	31,059	(26,954)

Change in postretirement benefit obligation	(471)	—	(471)	—	471	(471)

Comprehensive (loss) income	$(27,425)	$(25,696)	$(24,465)	$18,631	$31,530	$(27,425)

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF CASH FLOWS

FISCAL 2012

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(950)	$47,029	$40,928	$—	$87,007
Cash flows used in investing activities:
Cash paid for property and equipment	—	—	(30,329)	(7,236)	—	(37,565)
Acquisition of Grand Union supermarkets	—	—	(27,640)	—	—	(27,640)
Acquisition of independent supermarkets	—	—	(3,304)	—	—	(3,304)
Proceeds from insurable loss recovery	—	—	—	1,455	—	1,455
Change in intercompany receivables position	—	—	(950)	(34,785)	35,735	—

Net cash used in investing activities	—	—	(62,223)	(40,566)	35,735	(67,054)

Cash flows provided by (used in) financing activities:
Proceeds from long-term debt borrowings	—	—	460,000	—	—	460,000
Repayments of long-term debt borrowings	—	—	(350,452)	—	—	(350,452)
Dividend to shareholders	—	—	(100,000)	—	—	(100,000)
Borrowings on 2017 ABL Facility	—	—	35,000	—	—	35,000
Borrowings on 2013 ABL Facility	—	—	158,800	—	—	158,800
Repayments on 2013 ABL Facility	—	—	(163,800)	—	—	(163,800)
Debt extinguishment cost incurred	—	—	(20,901)	—	—	(20,901)
Principal payments on capital leases	—	—	(12,962)	(356)	—	(13,318)
Deferred financing costs incurred	—	—	(11,943)	—	—	(11,943)
Change in bank overdraft position	—	—	(98)	—	—	(98)
Change in intercompany payables position	—	950	34,785	—	(35,735)	—

Net cash provided by (used in) financing activities	—	950	28,429	(356)	(35,735)	(6,712)

Net increase in cash and cash equivalents	—	—	13,235	6	—	13,241
Cash and cash equivalents – beginning of year	—	—	18,351	830	—	19,181

Cash and cash equivalents – end of year	$—	$—	$31,586	$836	$—	$32,422

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF CASH FLOWS

FISCAL 2011

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(950)	$48,437	$21,164	$—	$68,651
Cash flows used in investing activities:
Cash paid for property and equipment	—	—	(25,405)	(20,170)	—	(45,575)
Cash paid for intangible assets	—	—	(1,527)	—	—	(1,527)
Proceeds from sale of assets	—	—	—	1,284	—	1,284
Proceeds from insurable loss recovery	—	—	—	609	—	609
Change in intercompany receivables position	—	—	(950)	(2,464)	3,414	—

Net cash used in investing activities	—	—	(27,882)	(20,741)	3,414	(45,209)

Cash flows provided by (used in) financing activities:
Borrowings on 2013 ABL Facility	—	—	612,900	—	—	612,900
Repayments on 2013 ABL Facility	—	—	(622,900)	—	—	(622,900)
Principal payments on capital leases	—	—	(10,838)	(323)	—	(11,161)
Change in intercompany payables position	—	950	2,464	—	(3,414)	—
Proceeds from long-term debt borrowings	—	—	—	—	—	—
Repayments of long-term debt borrowings	—	—	(409)	—	—	(409)
Deferred financing costs incurred	—	—	(57)	—	—	(57)
Change in bank overdraft position	—	—	(53)	—	—	(53)

Net cash provided by (used in) financing activities	—	950	(18,893)	(323)	(3,414)	(21,680)

Net increase in cash and cash equivalents	—	—	1,662	100	—	1,762
Cash and cash equivalents - beginning of year	—	—	16,689	730	—	17,419

Cash and cash equivalents - end of year	$—	$—	$18,351	$830	$—	$19,181

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF CASH FLOWS

FISCAL 2010

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(950)	$37,783	$12,625	$—	$49,458
Cash flows used in investing activities:
Acquisition of the Penn Traffic Company	—	—	—	(85,023)	—	(85,023)
Cash paid for property and equipment	—	—	(28,081)	(21,582)	—	(49,663)
Proceeds from sale of assets	—	—	—	20,753	—	20,753
Investment in subsidiaries	—	—	(85,023)	—	85,023	—
Change in intercompany receivables position	—	—	(950)	(10,786)	11,736	—

Net cash used in investing activities	—	—	(114,054)	(96,638)	96,759	(113,933)

Cash flows provided by financing activities:
Proceeds from long-term debt borrowings	—	—	112,125	—	—	112,125
Repayments of long-term debt borrowings	—	—	(36,377)	—	—	(36,377)
Borrowings on ABL Facility	—	—	348,737	—	—	348,737
Repayments on ABL Facility	—	—	(347,737)	—	—	(347,737)
Proceeds from issuance of common stock	—	30,000	30,000	—	(30,000)	30,000
Dividend	—	(30,000)	(30,000)	—	30,000	(30,000)
Principal payments on capital leases	—	—	(9,004)	(290)	—	(9,294)
Deferred financing costs incurred	—	—	(5,769)	—	—	(5,769)
Capital contribution	—	—	—	85,023	(85,023)	—
Change in intercompany payables position	—	950	10,786	—	(11,736)	—
Change in bank overdraft position	—	—	487	—	—	487

Net cash provided by financing activities	—	950	73,248	84,733	(96,759)	62,172

Net (decrease) increase in cash and cash equivalents	—	—	(3,023)	720	—	(2,303)
Cash and cash equivalents - beginning of year	—	—	19,712	10	—	19,722

Cash and cash equivalents - end of year	$—	$—	$16,689	$730	$—	$17,419

Quarterly Data (Unaudited)	12 Months Ended
Dec. 29, 2012
Quarterly Data (Unaudited)

17. QUARTERLY DATA (UNAUDITED)

The table below reflects the unaudited results of operations for Fiscal 2012 and Fiscal 2011 (Dollars in thousands).

Fiscal 2012	16-week period ended April 21, 2012	12-week period ended July 14, 2012	12-week period ended October 6, 2012	12-week period ended December 29, 2012
Net sales	$704,380	$562,361	$538,431	$560,167
Gross profit	199,906	160,336	149,863	154,478
Operating income	19,333	23,559	18,449	7,215
Income tax expense	(370)	(352)	(339)	(347)
Net income (loss)(1)	651	9,498	4,704	(37,803)

Fiscal 2011	16-week period ended April 23, 2011	12-week period ended July 16, 2011	12-week period ended October 8, 2011	12-week period ended December 31, 2011
Net sales	$717,259	$559,514	$538,606	$540,113
Gross profit	202,352	154,982	152,925	150,878
Operating income	17,570	14,908	20,742	15,605
Income tax expense	(367)	(318)	(305)	(305)
Net (loss) income	(2,088)	293	6,440	1,187

(1)	The net loss for the 12-week period ended December 29, 2012 includes a $31.2 million loss on debt extinguishment related to the December 2012 financing transactions. See Note 9 for further discussion.

Subsequent Events	12 Months Ended
Dec. 29, 2012
Subsequent Events

18. SUBSEQUENT EVENTS

Effective March 8, 2013, Tops Markets entered into an asset purchase agreement for the acquisition of four independent supermarkets for an estimated purchase price of $7.0 million. The transaction is expected to close during the Company’s second quarter of Fiscal 2013.

The American Taxpayer Relief Act of 2012 (“the Act”) was signed into law on January 2, 2013. The Act retroactively restored several expired business tax provisions, including certain bonus depreciation and the Work Opportunity Tax Credit as of January 1, 2012, with a new expiration date of December 31, 2013. Because a change in tax law is accounted for in the period of enactment, the retroactive effect renewing certain bonus depreciation and the Work Opportunity Tax Credit for 2012 is not reflected in the Company’s Fiscal 2012 income tax expense. Instead, an estimated benefit of $1.0 million related to additional bonus depreciation will be recorded as a discrete item in the Company’s first quarter of Fiscal 2013. The Company has not yet quantified the effect of the restoration of the Work Opportunity Tax Credit.

Schedule I	12 Months Ended
Dec. 29, 2012
Schedule I

Schedule I

TOPS HOLDING II CORPORATION

CONDENSED FINANCIAL INFORMATION OF TOPS HOLDING II CORPORATION

(PARENT COMPANY ONLY)

CONDENSED BALANCE SHEETS

(Dollars in thousands)

	December 29, 2012	December 31, 2011
Assets
Investment in subsidiary	$(181,474)	$(58,293)

Total assets	$(181,474)	$(58,293)

Liabilities and Shareholders’ Deficit
Current liabilities:
Accrued expenses and other current liabilities	$1,798	1,171

Total current liabilities	1,798	1,171

Total liabilities	1,798	1,171

Total shareholders’ deficit	(183,272)	(59,464)

Total liabilities and shareholders’ deficit	$(181,474)	$(58,293)

Schedule I

TOPS HOLDING II CORPORATION

CONDENSED FINANCIAL INFORMATION OF TOPS HOLDING II CORPORATION

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

(Dollars in thousands)

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Equity (loss) income from subsidiary	$(20,872)	$7,600	$(25,696)
Operating expenses:
Administrative expenses	(2,078)	(1,768)	(1,258)

Total operating expenses	(2,078)	(1,768)	(1,258)

(Loss) income before income taxes	(22,950)	5,832	(26,954)
Net (loss) income	(22,950)	5,832	(26,954)
Changes in postretirement benefit obligations	(2,309)	(925)	(471)

Comprehensive (loss) income	$(25,259)	$4,907	$(27,425)

Schedule I

TOPS HOLDING II CORPORATION

CONDENSED FINANCIAL INFORMATION OF TOPS HOLDING II CORPORATION

(PARENT COMPANY ONLY)

CONDENSED STATEMENTS OF CASH FLOWS

(Dollars in thousands)

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Net cash from operating activities	$—	$—	$—
Net cash from investing activities	—	—	—
Net cash from financing activities	—	—	—

Net change in cash and cash equivalents	—	—	—
Cash and cash equivalents-beginning of period	—	—	—

Cash and cash equivalents-end of period	$—	$—	$—

Schedule II	12 Months Ended
Dec. 29, 2012
Schedule II

Schedule II

TOPS HOLDING II CORPORATION

VALUATION AND QUALIFYING ACCOUNTS

(Dollars in thousands)

	Balance at Beginning of Period	Additions Charged to Costs and Expenses		Deductions	Balance at End of Period
Fiscal 2010
Self-insurance reserves	$8,303	$6,028		$(2,598)	$11,733
LIFO inventory valuation reserve	7,315	2,055		—	9,370
Valuation allowance for deferred income tax assets	13,896	11,901		—	25,797
Fiscal 2011
Self-insurance reserves	11,733	7,169		(3,179)	15,723
LIFO inventory valuation reserve	9,370	1,333		—	10,703
Valuation allowance for deferred income tax assets	25,797	229		—	26,026
Fiscal 2012
Self-insurance reserves	15,723	8,639		(4,178)	20,184
LIFO inventory valuation reserve	10,703	361		—	11,064
Valuation allowance for deferred income tax assets	26,026	12,007	(1)	—	38,033

(1)	Amount includes additional valuation allowance of $1.5 million related to amounts recorded in other comprehensive loss.

Recent Accounting Pronouncements	6 Months Ended
Jul. 13, 2013
Recent Accounting Pronouncements

2. RECENT ACCOUNTING PRONOUNCEMENTS

There are no recent accounting pronouncements that have had or are expected to have a material impact on the Company’s condensed consolidated financial statements as of the date of this report.

Capital Lease Obligations	6 Months Ended
Jul. 13, 2013
Capital Lease Obligations

7. CAPITAL LEASE OBLIGATIONS

The Company has a number of capital leases in effect for store properties and equipment. The initial lease terms generally range up to twenty-five years and will expire at various times through 2032, with options to renew for additional periods. The majority of the store leases provide for base rental, plus real estate taxes, insurance, common area maintenance and other operating expenses applicable to the leased premises. Some leases contain escalation clauses for future rents and contingent rents based on sales volume.

As of July 13, 2013, future minimum lease rental payments applicable to capital lease obligations follow (dollars in thousands):

2013 (remaining period)	$13,546
2014	28,121
2015	25,374
2016	24,040
2017	19,950
Thereafter	65,842

Total minimum lease payments	176,873
Less amounts representing interest	(69,466)

Present value of net minimum lease payments	107,407
Less current obligations	(14,056)

Long-term obligations	$93,351

The Company entered into sale-leaseback transactions in various years involving certain properties that did not qualify for sale-leaseback accounting as the lease agreements included various forms of continuing involvement. As a result, the transactions have been classified as financing transactions in accordance with FASB ASC Topic 840, “Leases.”

Under the financing method, the assets remain on the condensed consolidated balance sheet and proceeds received by the Company from these transactions are recorded as capital lease obligations, allocated between land and building. Payments under these leases are applied as payments of imputed interest and deemed principal on the underlying building obligations, with no underlying cash payments deemed attributable to the land obligations. The related land assets are not depreciated, and at the end of the lease terms, the remaining capital lease obligations will equal the net book value of the land. The capital lease obligations as of July 13, 2013 and December 29, 2012 include $48.8 million of obligations related to land not reflected in the table above. At the expiration of the lease terms, which range from 2023 to 2068, or when the Company’s continuing involvement under the lease agreements ends, the related land and obligations will be removed from the balance sheet, with no underlying cash payments.

The Company, Basis of Presentation and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
The Company

The Company

Tops Holding II Corporation (“Holding II” or “Company”), the parent of Tops Holding LLC (“Holding I”), formerly Tops Holding Corporation, was incorporated on May 7, 2013. Holding I is the parent of Tops Markets, LLC (“Tops Markets”), a supermarket retailer in Upstate New York, Northern Pennsylvania and Vermont. Holding I was incorporated on October 5, 2007 and commenced operations on December 1, 2007. As of July 13, 2013, the Company operated 155 supermarkets under the banners of Tops and Orchard Fresh, with an additional five supermarkets operated by franchisees. Holding II is owned by various funds affiliated with Morgan Stanley Private Equity (“MSPE”), an affiliate of Morgan Stanley & Co., Incorporated, various funds affiliated with Graycliff Partners LP (“Graycliff”), two minority investors and certain company employees. Holding I has no other business operations as its sole purpose is the ownership of Tops Markets.

The Company

Tops Holding II Corporation (“Holding II” or “Company”), the parent of Tops Holding LLC (“Holding I”), formerly Tops Holding Corporation, was incorporated on May 7, 2013. Holding I is the parent of Tops Markets, LLC (“Tops Markets”), a supermarket retailer in Upstate New York, Northern Pennsylvania and Vermont. Holding I was incorporated on October 5, 2007 and commenced operations on December 1, 2007. As of December 29, 2012, the Company operated 149 supermarkets under the banners of Tops, GU Family Markets, Grand Union and Bryant’s, with an additional five supermarkets operated by franchisees. Holding II is owned by various funds affiliated with Morgan Stanley Private Equity (“MSPE”), an affiliate of Morgan Stanley & Co., Incorporated (“Morgan Stanley”), various funds affiliated with Graycliff Partners LP (“Graycliff”), two minority investors and a company employee. Holding I has no other business operations as its sole purpose is the ownership of Tops Markets. During early October 2012, Tops Markets completed the acquisition (“GU Acquisition”) of 21 retail supermarkets in Upstate New York and Vermont from GU Markets LLC (“GU Markets”), an affiliate of C&S Wholesale Grocers, Inc. (“C&S”).

Change in Reporting Entity

Change in Reporting Entity

Effective May 15, 2013, Holding I was converted to a limited liability company and Tops Markets II Corporation, a wholly-owned subsidiary of Holding I, was formed on May 14, 2013 and added as a co-issuer of the Holding I Notes (see Note 8). On May 15, 2013, the stockholders of Holding I contributed all of the outstanding shares of common stock of Holding I to Holding II in exchange for shares of common stock of Holding II. Holding II has no other business operations other than the ownership of Holding I and as the issuer of the Holding II Notes (see Note 8). Holding II’s net assets consist solely of its membership interest in Holding I, undistributed cash from the issuance of the Holding II Notes, the Holding II Notes and related debt issuance costs.

On August 20, 2013, Holding II was added as a guarantor of the Holding I Notes, resulting in Holding II becoming the reporting entity related to these notes. As a result, the historical results of Holding I and its subsidiaries have been consolidated with Holding II as if Holding II were in existence for all periods presented to reflect the change in reporting entity. All intercompany transactions have been eliminated.

Change in Reporting Entity

Effective May 15, 2013, Holding I was converted to a limited liability company and Tops Markets II Corporation, a wholly-owned subsidiary of Holding I, was formed on May 14, 2013 and added as a co-issuer of the 2017 Notes (see Note 9). On May 15, 2013, the stockholders of Holding I contributed all of the outstanding shares of common stock of Holding I to Holding II in exchange for shares of common stock of Holding II. Holding II has no other business operations other than the ownership of Holding I and as the issuer of the Holding II Notes (see Note 18). Holding II’s net assets consist solely of its membership interest in Holding I, undistributed cash from the issuance of the Holding II Notes, the Holding II Notes and related debt issuance costs.

On August 20, 2013, Holding II was added as a guarantor of the 2017 Notes, resulting in Holding II becoming the reporting entity related to these notes. As a result, the historical results of Holding I and its subsidiaries have been consolidated with Holding II as if Holding II were in existence for all periods presented to reflect the change in reporting entity.

Fiscal Year

Fiscal Year

The Company operates on a 52/53 week fiscal year ending on the Saturday closest to December 31. The Company’s fiscal years include 13 four-week reporting periods, with an additional week in the thirteenth reporting period for 53-week fiscal years. The Company’s first quarter of each fiscal year includes four reporting periods, while the remaining quarters include three reporting periods. The periods from January 1, 2012 to December 29, 2012 (“Fiscal 2012”), January 2, 2011 to December 31, 2011 (“Fiscal 2011”), and January 3, 2010 to January 1, 2011 (“Fiscal 2010”) all included 52 weeks.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and do not include all disclosures normally required in annual consolidated financial statements prepared in accordance with GAAP.

The Company operates on a 52/53 week fiscal year ending on the Saturday closest to December 31. Fiscal years include 13 four-week reporting periods, with an additional week in the thirteenth reporting period for 53-week fiscal years. The first quarter of each fiscal year includes four reporting periods, while the remaining quarters include three reporting periods.

The Company’s condensed consolidated financial statements for the 12 and 28-week periods ended July 13, 2013 and July 14, 2012 are unaudited, and, in the opinion of management, contain all adjustments that are of a normal and recurring nature necessary for a fair statement of financial position and results of operations for such periods.

The Company has evaluated all subsequent events through the release of these condensed consolidated financial statements on August 26, 2013.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP. The consolidated financial statements include the accounts of the Company and all of its subsidiaries. All intercompany transactions have been eliminated.

Use of Estimates

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Company’s condensed consolidated financial statements and notes thereto. The most significant estimates used by management are related to the accounting for vendor allowances, valuation of long-lived assets including goodwill and intangible assets, acquisition accounting, lease classification, self-insurance reserves, inventory valuation and income taxes. Actual results could differ from these estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Company’s consolidated financial statements and notes thereto. The most significant estimates used by management are related to the accounting for vendor allowances, valuation of long-lived assets including intangible assets, acquisition accounting, lease classification, self-insurance reserves, inventory valuation and income taxes. Actual results could differ from these estimates.

Consolidated Statements of Cash Flows Supplemental Disclosures

Consolidated Statements of Cash Flows Supplemental Disclosures

Cash and cash equivalents includes cash on hand that is highly liquid with original maturities at the date of purchase of 90 days or less. As of December 29, 2012 and December 31, 2011, outstanding checks in excess of cash balances with the same institution totaled $2.4 million and $2.5 million, respectively. These amounts are recorded as a bank overdraft and classified as accounts payable in the consolidated balance sheets and as a financing activity in the consolidated statements of cash flows.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable. The Company maintains its cash in commercial banks insured by the Federal Deposit Insurance Corporation (“FDIC”), up to $250,000 per depositor. At times, such cash in banks exceeds the FDIC insurance limit. At December 29, 2012 and December 31, 2011, the Company had cash in banks exceeding the FDIC insurance limit of $11.6 million and $2.6 million, respectively.

Accounts Receivable

Accounts Receivable

Accounts receivable are carried at net realizable value. Allowances are recorded, if necessary, in an amount considered by management to be sufficient to meet future losses related to the collectability of accounts receivable. The Company evaluates the collectability of its accounts receivable based on the age of the receivable and knowledge of customers’ financial positions. At December 29, 2012 and December 31, 2011, the allowance for doubtful accounts was $0.4 million and $0.9 million, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures” establish a framework for measuring fair value and a hierarchy that categorizes and prioritizes the sources to be used to estimate fair value as follows:

Level 1 – observable inputs such as quoted prices in active markets;

Level 2 – inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs); and

Level 3 – unobservable inputs that reflect the Company’s determination of assumptions that market participants would use in pricing the asset or liability. These inputs are developed based on the best information available, including the Company’s own data.

Financial instruments include cash and cash equivalents, accounts receivable, accounts payable, capital lease obligations and long-term debt. The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the short-term nature of these financial instruments. At July 13, 2013 and December 29, 2012, the estimated fair value and the carrying value of the Company’s debt instruments were as follows (dollars in thousands):

	July 13, 2013	December 29, 2012
Carrying value of debt instruments:
Current portion of capital lease obligations	$14,056	$14,357
Current portion of long-term debt	2,271	2,271
Long-term capital lease obligations	142,180	149,503
Long-term debt	650,622	495,446

Total carrying value of debt instruments	809,129	661,577
Fair value of debt instruments	827,576	632,552

(Deficiency) excess of carrying value over fair value	$(18,447)	$29,025

The fair value of the Company’s senior secured notes, which are included in long-term debt, was based on quoted market prices, a Level 2 source. The fair value of the Company’s other long-term debt and capital lease obligations was based on the net present value of future cash flows using estimated applicable market interest rates for the Company at July 13, 2013 and December 29, 2012, a Level 3 measurement technique.

Fair value measurements of non-financial assets and non-financial liabilities are primarily used in the impairment analysis of long-lived assets, goodwill and intangible assets. Long-lived assets and definite-lived intangible assets are measured at fair value on a nonrecurring basis using Level 3 inputs. Goodwill and the Tops tradename are reviewed annually for impairment on December 1, or more frequently, if impairment indicators arise.

Fair Value of Financial Instruments

The provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosures” establish a framework for measuring fair value and a hierarchy that categorizes and prioritizes the sources to be used to estimate fair value as follows:

Level 1 – observable inputs such as quoted prices in active markets;

Level 2 – inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs); and

Level 3 – unobservable inputs that reflect the Company’s determination of assumptions that market participants would use in pricing the asset or liability. These inputs are developed based on the best information available, including the Company’s own data.

Financial instruments include cash and cash equivalents, accounts receivable, accounts payable, capital lease obligations and long-term debt. The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the short-term nature of these financial instruments. At December 29, 2012 and December 31, 2011, the estimated fair value and the carrying value of our debt instruments were as follows (dollars in thousands):

	December 29, 2012	December 31, 2011
Carrying value of debt instruments:
Current portion of capital lease obligations	$14,357	$12,701
Current portion of long-term debt	2,271	434
Long-term capital lease obligations	149,503	159,814
Long-term debt	495,446	355,240

Total carrying value of debt instruments	661,577	528,189
Fair value of debt instruments	632,552	530,652

Excess (deficiency) of carrying value over fair value	$29,025	$(2,463)

The fair value of the Company’s senior secured notes was based on quoted market prices, a Level 2 source. The fair value of the Company’s other long-term debt and capital lease obligations was based on the net present value of future cash flows using estimated applicable market interest rates for the Company at December 29, 2012 and December 31, 2011, a Level 3 measurement technique.

Fair value measurements of non-financial assets and non-financial liabilities are primarily used in the impairment analysis of long-lived assets, goodwill and intangible assets. Long-lived assets and definite-lived intangible assets are measured at fair value on a nonrecurring basis using Level 3 inputs. As described in Note 10, the Company recorded long-lived asset impairment charges of $2.8 million within the consolidated statement of operations and comprehensive (loss) income during Fiscal 2011. Goodwill and the Tops tradename are reviewed annually for impairment on December 1, or more frequently, if impairment indicators arise.

Inventory

Inventory

The Company values inventory at the lower of cost or market using the last-in, first-out (“LIFO”) method. As of December 29, 2012 and December 31, 2011, the LIFO balance sheet reserves were $11.1 million and $10.7 million, respectively. The Company’s inventory balances consist primarily of finished goods. Inventory costs include the purchase price of the product and freight charges to deliver the product and are net of certain cash or non-cash consideration received from vendors (see ‘‘Vendor Allowances’’).

Cost is determined using the retail method for inventory. Under the retail method, the valuation of inventory at cost and the resulting gross margins are determined by applying a cost-to-retail ratio for various groupings of similar items to the retail value of inventory. Inherent in the retail inventory method calculations are certain management judgments and estimates which could impact the ending inventory valuation at cost, as well as the resulting gross margins.

Physical inventory counts are taken on a cycle basis. The Company records an estimated inventory shrinkage reserve for the period between each store’s last physical inventory and the latest consolidated balance sheet date.

Property and Equipment

Property and Equipment

Property and equipment is stated at historical cost or, if acquired in a business acquisition, at fair value at the acquisition date, less accumulated depreciation and impairments. Cost includes expenditures that are directly attributable to the acquisition of the item, including shipping charges and sales tax. Interest incurred during the construction period is capitalized as part of the related asset. Expenditures for betterments are capitalized, while repairs and maintenance expenditures are expensed as incurred. Depreciation is calculated on a straight-line basis over the shorter of the estimated useful lives of the assets or the remaining lease terms. The estimated useful lives of the principal categories of property and equipment are as follows:

Asset	Useful Lives
Land and land improvements	Indefinite
Buildings	30 – 40 years
Leasehold improvements	Lesser of 3 – 20 years or remaining lease term
Equipment	2 – 10 years
Automobiles	3 – 10 years
IT software and equipment	3 – 5 years

Long-Lived Assets

Long-Lived Assets

Long-lived assets held and used by the Company are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. For purposes of evaluating the recoverability of long-lived assets, the Company compares the carrying value of the asset or asset group to the estimated, undiscounted future cash flows expected to be generated by the long-lived asset or asset group, as required by the provisions of ASC 360, “Property, Plant, and Equipment.” Impairment charges are recorded as the excess of the net book value over its fair value, which is calculated using the discounted cash flows associated with that asset or assets. As discussed in Note 10, the Company recorded impairment charges of $2.8 million within the consolidated statement of operations and comprehensive (loss) income during Fiscal 2011. There were no impairment charges recorded during Fiscal 2012 or Fiscal 2010.

Goodwill

Goodwill

The Company reviews goodwill for impairment annually on December 1, and also upon the occurrence of trigger events. Generally, fair value is determined using a multiple of earnings, or discounted projected future cash flows, and is compared to the carrying value of the Company for purposes of identifying potential impairment. Projected future cash flows are based on management’s knowledge of the current operating environment and expectations for the future. If potential for impairment is identified, the fair value of the Company is measured against the fair value of its underlying assets and liabilities, excluding goodwill, to estimate an implied fair value of the Company’s goodwill. Goodwill impairment is recognized for any excess of the carrying value of the Company’s goodwill over the implied fair value. There were no goodwill impairment charges recorded during Fiscal 2012, Fiscal 2011 or Fiscal 2010.

Intangible Assets

Intangible Assets

The Company’s intangible assets include favorable lease rights, tradenames, franchise agreements and customer relationships. The franchise agreements consist of two franchisees which own five stores, and the customer relationships represent a source of repeat business for the Company. The fair values of the Company’s franchise agreements and customer relationships were estimated using an excess earnings income approach. The principle behind the excess earnings income approach is that the value of an intangible asset is equal to the present value of the incremental after-tax cash flows attributable to that intangible asset. Customer relationships are being amortized on an accelerated basis based upon the level of expected attrition.

The fair values of the tradenames were estimated by utilizing the ‘‘relief from royalty’’ method. This method involves determining the present value of the economic royalty savings associated with the tradenames and revenue projections attributed to the tradenames. The Tops tradename is not amortized due to its indefinite life. All other tradenames are being amortized on an accelerated basis based upon a brand obsolescence assumption.

For intangible assets, the Company amortizes the assets as presented in the table below:

Asset	Weighted Average Amortization Period
Tradename – indefinite	Indefinite life
Customer relationships	8.4
Favorable lease rights	9.8
Franchise agreements	11.0
Tradenames – finite	8.8
Other	5.0

Deferred Financing Costs

Deferred Financing Costs

The Company records deferred financing costs incurred in connection with entering into its debt obligations. These costs are capitalized and included in other assets in the Company’s consolidated balance sheets. The deferred financing costs are amortized to interest expense over the terms of associated debt on a straight-line basis or using the effective interest method, as appropriate. As discussed in Note 6, the Company capitalized deferred financing costs of $13.0 million and wrote off unamortized deferred financing costs of $8.3 million in connection with the Company’s December 2012 financing activities.

Leases

Leases

Classification

The Company leases buildings and equipment under operating and capital lease arrangements. In accordance with the provisions of ASC 840, “Leases” (“ASC 840”), the Company classifies its leases as capital leases when the lease agreement transfers substantially all risks and rewards of ownership to the Company. For leases determined to be capital leases, the asset and liability are recognized at an amount equal either to the fair value of the leased asset or the present value of the minimum lease payments during the lease term, whichever is lower. Leases that do not qualify as capital leases are classified as operating leases, and the related lease payments are expensed on a straight-line basis (taking into account rent escalation clauses) over the lease term, including, as applicable, any rent free period during which the Company has the right to use the asset. For leases with renewal options where the renewal is reasonably assured, the lease term is used to (i) determine the appropriate lease classification, (ii) compute periodic rental expense and (iii) depreciate leasehold improvements (unless their economic lives are shorter) includes the periods of expected renewals. Determining whether a lease is a capital or an operating lease requires judgment on various aspects that include the fair value of the leased asset, the economic life of the leased asset, whether or not to include renewal options in the lease term and determining an appropriate discount rate to calculate the present value of the minimum lease payments.

Operating Leases

Store lease agreements generally include rent holidays, rent escalation clauses and contingent rent provisions for a percentage of sales in excess of specified levels. Most of the Company’s lease agreements include renewal periods at the Company’s option. The Company recognizes rent holiday periods and scheduled rent increases on a straight-line basis over the lease term beginning with the date the Company takes possession of the leased space for construction and other purposes. The Company records tenant improvement allowances and rent holidays as deferred rent liabilities which are amortized over the related lease terms to rent expense. The Company records rent liabilities for contingent percentage of sales lease provisions when it is probable that the specified levels will be reached during the fiscal year.

Lease Incentives

For leases classified as operating leases, the Company recognizes rent starting when possession of the property is taken from the landlord, which normally includes a construction period prior to store opening. Payments made to the Company representing incentives to sign a new lease or representing reimbursements for leasehold improvements are deferred and recognized on a straight-line basis over the term of the lease as reductions of rent expense. Such payments received for leases classified as capital leases are recorded as increases to the related capital leases obligations, reducing the portion of future rent payments classified as interest expense.

Rental Income

For certain properties, the Company subleases either a portion or all of the property. The sublease income of the properties is recognized as rental income. In certain cases, the Company subleases store locations to third parties. Rental income was $4.2 million, $3.5 million and $3.4 million for Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively, and is recorded as an offset to rent expense in the consolidated statements of comprehensive (loss) income.

Asset Retirement Obligations

Asset Retirement Obligations

Asset retirement obligations (“AROs”) are legal obligations associated with the retirement of long-lived assets (i.g., gas tank removal and removal of store equipment upon store closure). These liabilities are initially recorded at fair value and the related asset retirement costs are capitalized by increasing the carrying amount of the related assets by the same amount as the liability in accordance with the provisions of ASC 410, “Asset Retirement and Environmental Obligations.” Asset retirement costs are subsequently depreciated over the useful lives of the related assets. Subsequent to initial recognition, the Company records changes in the ARO liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate of undiscounted cash flows. The Company derecognizes ARO liabilities when the related obligations are settled. The ARO liabilities recognized at December 29, 2012 and December 31, 2011 were $3.3 million and $2.6 million, respectively. Accretion expense attributable to ARO liabilities was $0.2 million during Fiscal 2012, Fiscal 2011 and Fiscal 2010 (see Note 15).

Guarantees

Guarantees

The Company has been party to a variety of contractual agreements under which it may be obligated to indemnify the other party for certain matters. Additionally, the Company guarantees certain other contractual arrangements. Under these agreements, the Company may provide certain routine indemnifications relating to representations and warranties (i.g., ownership of assets and environmental or tax indemnifications). The terms of these indemnifications range in duration and may not be explicitly defined.

The Company has applied the provisions of ASC 460, “Guarantees” to its agreements that contain guarantee or indemnification clauses. These provisions require the Company to recognize and disclose certain types of guarantees, even if the likelihood of requiring the Company’s performance is remote. Historically, the Company has not been required to make payments related to its agreements that contain guarantee or indemnification clauses.

Insurance Programs

Insurance Programs

The Company is insured by a third-party carrier, subject to certain deductibles and self-insured retentions ranging from $0.1 million to $1.0 million. The Company maintains an insurance program covering primarily fleet, general liability inclusive of druggist liability, workers’ compensation, property, environmental and other executive insurance policies. The Company accrues an estimated ultimate liability for its insurance programs based on known claims and past claims history. These accruals are included in accrued expenses and other current liabilities and other long-term liabilities in the Company’s consolidated balance sheets.

Employee Benefits

Employee Benefits

The Company accounts for its participation in a multiemployer pension plan by recognizing as net pension cost the required contributions for the period and recognizing as a liability any contributions due and unpaid (see Note 14).

Revenue Recognition

Revenue Recognition

The Company generates and recognizes revenue at the point of sale in its stores, net of sales tax collected. Discounts, earned by customers through agreements or by using their bonus or loyalty cards, are recorded by the Company as a reduction of revenue as they are earned by the customer. Franchise revenue consists of net revenue on wholesale sales to franchisees, and income from franchise fees and administrative fees. Franchise revenues were $4.2 million, $4.1 million and $3.8 million for Fiscal 2012, Fiscal 2011, and Fiscal 2010, respectively, and are included in net sales in the consolidated statements of comprehensive (loss) income.

For certain products or services, such as the sales of lottery tickets, third-party prepaid phone cards, third-party gift cards, stamps and public transportation tickets, the Company acts as an agent. In accordance with the provisions of ASC 605, “Revenue Recognition” (“ASC 605”), the Company records the amount of the net margin or commission in its net sales. Commission income was $2.7 million, $2.2 million and $2.0 million for Fiscal 2012, Fiscal 2011, and Fiscal 2010, respectively, and is included in net sales in the consolidated statements of comprehensive (loss) income.

The Company records a deferred revenue liability when it sells gift cards, recording revenue when customers redeem the gift cards. These gift cards do not expire. The Company has completed an analysis of the historical redemption patterns of gift cards. As a result of this analysis, the Company has determined that the likelihood of redemption after two years is remote. Therefore, the Company reduces the liability and recognizes ‘‘breakage’’ income for the unused portion of gift cards after two years. The Company recognized pre-tax gift card breakage income of $0.3 million, $0.2 million and $0.3 million during Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively.

Cost of Goods Sold and Distribution Costs

Cost of Goods Sold and Distribution Costs

Cost of goods sold and distribution costs include the purchase price of products sold and other costs incurred in bringing inventories to the location and condition ready for sale, including costs of purchasing, storing and transportation. In accordance with the provisions of ASC 605, cash consideration received from vendors is recognized as a reduction of cost of goods sold. During Fiscal 2012, Fiscal 2011 and Fiscal 2010, depreciation expense of $2.9 million, $3.4 million and $3.5 million, respectively, is included in distribution costs in the consolidated statements of comprehensive (loss) income.

Vendor Allowances

Vendor Allowances

The Company receives allowances from many of the vendors whose products the Company buys for resale in its stores. Allowances are received for a variety of merchandising activities, which consist of the inclusion of vendor products in the Company’s advertising, placement of vendor products in prominent locations in the Company’s stores, introduction of new products, exclusivity rights for certain categories of products and temporary price reductions offered to customers on products held for sale. The Company also receives vendor funds associated with buying activities such as volume purchase rebates and rebates for purchases made during specific periods.

The Company records a receivable for vendor allowances for which the Company has fulfilled its contractual commitments but has not yet received payment from the vendor. When payment for vendor allowances is received prior to fulfillment of contractual terms or before the programs necessary to earn such allowances are initiated, the Company records such amounts as deferred income or vendor funds received in advance, respectively, which are classified within accrued expenses and other current liabilities and other long-term liabilities in the consolidated balance sheets. Once all contractual commitments have been met, the Company records vendor allowances as a reduction of the cost of inventory. Accordingly, when the inventory is sold, the vendor allowances are recognized as a reduction of the cost of goods sold in the consolidated statements of comprehensive (loss) income.

The amount of vendor allowances reducing the Company’s inventory (‘‘inventory offset’’) as of December 29, 2012 and December 31, 2011 was $1.6 million and $1.4 million, respectively.

Selling and General Expenses

Selling and General Expenses

Selling and general expenses consist of repairs and maintenance charges, utilities, supplies, real estate taxes, insurance, bank and credit card fees and other general expenses. Depreciation expense included in selling and general expenses in the consolidated statements of comprehensive (loss) income was $0.2 million during Fiscal 2012, Fiscal 2011 and Fiscal 2010.

Administrative Expenses

Administrative Expenses

Administrative expenses consist of charges for services performed by outside vendors, salaries and wages of support office employees, rent and depreciation of support offices and assets, and other administrative expenses. During Fiscal 2012, Fiscal 2011 and Fiscal 2010, depreciation expense of $11.4 million, $11.5 million and $10.4 million, respectively, was included in administrative expenses in the consolidated statements of comprehensive (loss) income.

Effective December 28, 2012, following the December 20, 2012 dividend (see Note 12), the Company awarded payments to holders of stock options under the 2007 Stock Incentive Plan in amounts equal to the difference between the per share dividend paid to shareholders and the reductions in exercise prices associated with the stock options (see Note 12). The payments totaled $5.0 million and were recorded within administrative expenses in the Fiscal 2012 consolidated statement of comprehensive (loss) income.

Advertising

Advertising

Advertising includes newspaper inserts, direct mail and radio commercials, promotional prizes, as well as the expenses of the Company’s advertising department. The Company recognizes advertising expenses as incurred.

Income Taxes

Income Taxes

Tops Markets is a single member LLC whose operations are included in the Holding tax return, as Tops Markets is a disregarded entity for income tax purposes. The Company accounts for income taxes using the liability method in accordance with ASC 740, “Income Taxes” (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based upon differences between the financial reporting and the tax basis of assets and liabilities, including net operating loss carry forwards, and are measured using the enacted tax rates expected to apply to taxable income in the periods in which the deferred tax assets or liabilities are expected to be realized or settled. The Company uses the provisions of ASC 740 to assess and record income tax uncertainties. In relation to recording the provision for income taxes, management must estimate the future tax rates applicable to the reversal of temporary differences, make certain assumptions regarding whether book/tax differences are permanent or temporary and if temporary, the related timing of expected reversal. Also, estimates are made as to whether taxable operating income in future periods will be sufficient to fully recognize any gross deferred tax assets. If recovery is not likely, the Company must increase its provision for taxes by recording a valuation allowance against the deferred tax assets that the Company estimates will not ultimately be recoverable. Alternatively, the Company may make estimates about the potential usage of deferred tax assets that decrease its valuation allowances. Tax positions are recognized when they are more likely than not to be sustained upon examination. The amount recognized is measured as the largest amount of benefit that is more likely than not of being realized upon settlement. The Company is subject to periodic audits by the Internal Revenue Service and other foreign, state and local taxing authorities. These audits may challenge certain of the Company’s tax positions such as the timing and amount of income and deductions and the allocation of taxable income to various tax jurisdictions. The Company evaluates its tax positions and establishes liabilities in accordance with the applicable accounting guidance on uncertainty in income taxes. These tax uncertainties are reviewed as facts and circumstances change and are adjusted accordingly. This requires significant management judgment in estimating final outcomes. Actual results could materially differ from these estimates and could significantly affect the Company’s effective tax rate and cash flows in future years. The Company recognizes interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Stock-Based Compensation

Stock-Based Compensation

The Company applies the Black-Scholes valuation model at the date of grant to determine the fair value of stock options granted to participants. The fair value of stock options are then amortized on a straight-line basis to compensation expense over the applicable vesting period, which is generally between three and five years. Compensation expense is recognized only for those options expected to vest, with forfeiture estimates based on the Company’s historical experience and future expectations. The Company’s outstanding stock options represent non-qualified stock options for income tax purposes. As such, the stock option grants result in the creation of a deferred tax asset until the time that such stock option is exercised.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

There are no recent accounting pronouncements that have had or are expected to have a material impact on the Company’s consolidated financial statements as of the date of this report.

Segments

Segments

The Company’s supermarkets offer grocery, produce, frozen, dairy, meat, floral, seafood, health and beauty care, general merchandise, deli and bakery goods. The Company operates one supermarket format where each supermarket offers the same general mix of products with similar pricing to similar categories of customers. As of July 13, 2013, 79 supermarkets offered pharmacy services and 48 fuel centers were in operation, inclusive of the Company’s franchise locations. The Company’s retail operations, which represent substantially all of the Company’s consolidated sales, earnings and total assets, are its only operating segment and reportable segment. The Company’s retail operations as a whole reflect the level at which the business is managed and how the Company’s Chief Executive Officer, who acts as the Company’s chief operating decision maker, assesses performance internally.

The following table presents sales revenue by type of similar product (dollars in thousands):

	12-week periods ended				28-week periods ended
	July 13, 2013		July 14, 2012		July 13, 2013		July 14, 2012
	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
Non-perishables(1)	$334,143	55.6%	$310,620	55.2%	$753,195	56.3%	$709,027	56.0%
Perishables(2)	173,674	28.9%	157,382	28.0%	370,073	27.7%	341,381	27.0%
Fuel	53,051	8.8%	53,241	9.5%	119,669	9.0%	118,127	9.3%
Pharmacy	36,147	6.0%	37,085	6.6%	84,412	6.3%	88,872	7.0%
Other(3)	4,260	0.7%	4,033	0.7%	9,735	0.7%	9,334	0.7%

	$601,275	100.0%	$562,361	100.0%	$1,337,084	100.0%	$1,266,741	100.0%

(1)	Non-perishables consist of grocery, dairy, frozen, general merchandise, health and beauty care and other non-perishable related products.
(2)	Perishables consist of produce, meat, seafood, bakery, deli, floral, prepared foods and other perishable related products.
(3)	Other primarily consists of franchise income and service commission income, such as lottery, money orders and money transfers.

Segments

The Company’s supermarkets offer grocery, produce, frozen, dairy, meat, floral, seafood, health and beauty care, general merchandise, deli and bakery goods. The Company operates one supermarket format where each supermarket offers the same general mix of products with similar pricing to similar categories of customers. As of December 29, 2012, 78 supermarkets offered pharmacy services and 47 fuel centers were in operation, inclusive of the Company’s franchise locations. As a result of recent acquisition activity, including the GU Acquisition, the Company reevaluated its conclusions regarding its operating and reportable segments. The Company’s retail operations, which represent substantially all of the Company’s consolidated sales, earnings and total assets, are its only operating segment and reportable segment.

The following table presents sales revenue by type of similar product (dollars in thousands):

	Fiscal 2012		Fiscal 2011		Fiscal 2010
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Non-perishables(1)	$1,337,030	56.5%	$1,335,913	56.7%	$1,307,304	57.9%
Perishables(2)	631,621	26.7%	624,490	26.5%	605,684	26.8%
Fuel	218,815	9.3%	204,193	8.7%	150,012	6.6%
Pharmacy	160,069	6.8%	174,437	7.4%	179,518	8.0%
Other(3)	17,804	0.7%	16,459	0.7%	15,018	0.7%

	$2,365,339	100.0%	$2,355,492	100.0%	$2,257,536	100.0%

(1)	Non-perishables consist of grocery, dairy, frozen, general merchandise, health and beauty care and other non-perishable related products.
(2)	Perishables consist of produce, meat, seafood, bakery, deli, floral, prepared foods and other perishable related products.
(3)	Other primarily consists of franchise income and service commission income, such as lottery, money orders and money transfers.

Accounting Policies	Accounting Policies A summary of the Company’s significant accounting policies is included in Note 1 to the audited consolidated financial statements of Holding I in its 2012 Annual Financial Report.

The Company, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Additional Cash Flow

The following table presents additional cash flow information for Fiscal 2012, Fiscal 2011 and Fiscal 2010 (dollars in thousands):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Cash paid during the year for:
Interest	$61,984	$58,800	$56,933
Income taxes	124	190	151
Non-cash items:
Unpaid capital expenditures	4,907	1,718	6,107
Assets acquired under capital leases	4,663	365	5,349

Fair Value of Financial Instruments

At July 13, 2013 and December 29, 2012, the estimated fair value and the carrying value of the Company’s debt instruments were as follows (dollars in thousands):

	July 13, 2013	December 29, 2012
Carrying value of debt instruments:
Current portion of capital lease obligations	$14,056	$14,357
Current portion of long-term debt	2,271	2,271
Long-term capital lease obligations	142,180	149,503
Long-term debt	650,622	495,446

Total carrying value of debt instruments	809,129	661,577
Fair value of debt instruments	827,576	632,552

(Deficiency) excess of carrying value over fair value	$(18,447)	$29,025

At December 29, 2012 and December 31, 2011, the estimated fair value and the carrying value of our debt instruments were as follows (dollars in thousands):

	December 29, 2012	December 31, 2011
Carrying value of debt instruments:
Current portion of capital lease obligations	$14,357	$12,701
Current portion of long-term debt	2,271	434
Long-term capital lease obligations	149,503	159,814
Long-term debt	495,446	355,240

Total carrying value of debt instruments	661,577	528,189
Fair value of debt instruments	632,552	530,652

Excess (deficiency) of carrying value over fair value	$29,025	$(2,463)

Estimated Useful Lives of Property and Equipment

The estimated useful lives of the principal categories of property and equipment are as follows:

Asset	Useful Lives
Land and land improvements	Indefinite
Buildings	30 – 40 years
Leasehold improvements	Lesser of 3 – 20 years or remaining lease term
Equipment	2 – 10 years
Automobiles	3 – 10 years
IT software and equipment	3 – 5 years

Amortization Period of Intangible Assets

For intangible assets, the Company amortizes the assets as presented in the table below:

Asset	Weighted Average Amortization Period
Tradename – indefinite	Indefinite life
Customer relationships	8.4
Favorable lease rights	9.8
Franchise agreements	11.0
Tradenames – finite	8.8
Other	5.0

Sales Revenue by Type of Similar Product

The following table presents sales revenue by type of similar product (dollars in thousands):

	12-week periods ended				28-week periods ended
	July 13, 2013		July 14, 2012		July 13, 2013		July 14, 2012
	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount	% of Total
Non-perishables(1)	$334,143	55.6%	$310,620	55.2%	$753,195	56.3%	$709,027	56.0%
Perishables(2)	173,674	28.9%	157,382	28.0%	370,073	27.7%	341,381	27.0%
Fuel	53,051	8.8%	53,241	9.5%	119,669	9.0%	118,127	9.3%
Pharmacy	36,147	6.0%	37,085	6.6%	84,412	6.3%	88,872	7.0%
Other(3)	4,260	0.7%	4,033	0.7%	9,735	0.7%	9,334	0.7%

	$601,275	100.0%	$562,361	100.0%	$1,337,084	100.0%	$1,266,741	100.0%

(1)	Non-perishables consist of grocery, dairy, frozen, general merchandise, health and beauty care and other non-perishable related products.
(2)	Perishables consist of produce, meat, seafood, bakery, deli, floral, prepared foods and other perishable related products.
(3)	Other primarily consists of franchise income and service commission income, such as lottery, money orders and money transfers.

The following table presents sales revenue by type of similar product (dollars in thousands):

	Fiscal 2012		Fiscal 2011		Fiscal 2010
	Amount	% of Total	Amount	% of Total	Amount	% of Total
Non-perishables(1)	$1,337,030	56.5%	$1,335,913	56.7%	$1,307,304	57.9%
Perishables(2)	631,621	26.7%	624,490	26.5%	605,684	26.8%
Fuel	218,815	9.3%	204,193	8.7%	150,012	6.6%
Pharmacy	160,069	6.8%	174,437	7.4%	179,518	8.0%
Other(3)	17,804	0.7%	16,459	0.7%	15,018	0.7%

	$2,365,339	100.0%	$2,355,492	100.0%	$2,257,536	100.0%

(1)	Non-perishables consist of grocery, dairy, frozen, general merchandise, health and beauty care and other non-perishable related products.
(2)	Perishables consist of produce, meat, seafood, bakery, deli, floral, prepared foods and other perishable related products.
(3)	Other primarily consists of franchise income and service commission income, such as lottery, money orders and money transfers.

Business Acquisition (Tables)	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Allocation of the Purchase Price to the Assets Acquired and Liabilities Assumed

The following table summarizes the final allocation of the purchase price to the assets acquired and liabilities assumed as of the transaction date (dollars in thousands):

Assets acquired:
Accounts receivable	$33
Inventory	7,265
Prepaid expenses	325
Property and equipment	7,898
Goodwill	12,769
Favorable lease rights	2,197
Tradenames	1,000

Total assets acquired	31,487
Liabilities assumed:
Accrued expenses and other current liabilities	803
Unfavorable lease rights	2,172
Capital lease obligation	872

Total liabilities assumed	3,847

Acquisition price	$27,640

The following table summarizes the final allocation of the purchase price to the assets acquired and liabilities assumed as of the transaction date (dollars in thousands):

	Initial Estimate	Adjustments	Final Allocation
Assets acquired:
Accounts receivable	$28	$5	$33
Inventory	7,358	(93)	7,265
Prepaid expenses	325	—	325
Property and equipment	7,235	663	7,898
Goodwill	12,947	(178)	12,769
Favorable lease rights	2,385	(188)	2,197
Tradenames	1,000	—	1,000

Total assets acquired	31,278	209	31,487
Liabilities assumed:
Accrued expenses and other current liabilities	803	—	803
Unfavorable lease rights	2,244	(72)	2,172
Capital lease obligation	872	—	872

Total liabilities assumed	3,919	(72)	3,847

Acquisition price	$27,359	$281	$27,640

Unaudited Pro Forma Financial Information

The following table summarizes the Company’s unaudited pro forma operating results for the 12 and 28-week periods ended July 14, 2012, giving effect to the GU Acquisition as if it occurred on January 1, 2012 (dollars in thousands):

	12-week period ended July 14, 2012	28-week period ended July 14, 2012
Net sales	$587,009	$1,316,745
Operating income	25,709	43,673
Net income	11,648	10,930

The following table summarizes the Company’s unaudited pro forma operating results for Fiscal 2012 and Fiscal 2011, giving effect to the GU Acquisition as if it occurred on January 1, 2011 (dollars in thousands):

	Fiscal 2012	Fiscal 2011
Net sales	$2,441,323	$2,453,012
Operating income	73,814	70,859
Net (loss) income	(17,692)	7,866

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 29, 2012
Accounts Receivable, Net

Accounts receivable, net of allowance for doubtful accounts, consist of the following (dollars in thousands):

	December 29, 2012	December 31, 2011
Vendor receivables	$30,305	$28,034
Credit and debit card receivables	8,685	10,692
Pharmacy receivables	7,509	8,364
Other receivables	7,390	9,751
Allowance for doubtful accounts	(414)	(854)

Total accounts receivable, net	$53,475	$55,987

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 29, 2012
Property and Equipment, net

Property and equipment consist of the following (dollars in thousands):

	December 29, 2012	December 31, 2011
Land	$10,301	$9,973
Land improvements	9,438	9,440
Buildings	57,576	57,465
Leasehold improvements	109,928	93,989
Equipment	199,397	174,372
IT software and equipment	39,223	36,363

Total at cost	425,863	381,602
Accumulated depreciation	(212,143)	(170,559)

	213,720	211,043
Property, equipment and automobiles under capital leases, net of accumulated depreciation	136,929	147,220

Property and equipment, net	$350,649	$358,263

Property Plant Equipment under Capital Leases

Included in property and equipment are the following assets under capital leases (dollars in thousands):

	December 29, 2012	December 31, 2011
Land	$48,829	$48,829
Building	148,633	145,829
Equipment	8,841	8,116
Automobiles	3,401	2,634

Total at cost	209,704	205,408
Accumulated depreciation	(72,775)	(58,188)

Capital lease assets, net	$136,929	$147,220

Goodwill and Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Changes in Goodwill

The following table summarizes the change in the Company’s goodwill balance during the 28-week period ended July 13, 2013 (dollars in thousands):

Balance – December 29, 2012	$15,002
Acquisition of supermarkets	4,306

Balance – July 13, 2013	$19,308

The following table summarizes the change in the Company’s goodwill balance during Fiscal 2012 (dollars in thousands):

Balance – December 31, 2011	$462
Acquisition of GU supermarkets (Note 2)	12,769
Acquisition of independent supermarkets	1,771

Balance – December 29, 2012	$15,002

Intangible Assets, Net of Accumulated Amortization

Intangible assets, net of accumulated amortization, consist of the following (dollars in thousands):

July 13, 2013	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Amortization Period
Tradename – indefinite	$41,011	$—	$41,011	Indefinite life
Favorable lease rights	32,651	(16,582)	16,069	9.8
Customer relationships	28,596	(24,173)	4,423	8.4
Franchise agreements	11,538	(5,896)	5,642	11.0
Tradenames – finite	5,310	(2,681)	2,629	8.8
Other	619	(363)	256	5.0

	$119,725	$(49,695)	$70,030	9.4

December 29, 2012	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Tradename – indefinite	$41,011	$—	$41,011
Favorable lease rights	32,826	(14,759)	18,067
Customer relationships	28,591	(22,794)	5,797
Franchise agreements	11,538	(5,331)	6,207
Tradenames – finite	5,310	(2,222)	3,088
Other	704	(376)	328

	$119,980	$(45,482)	$74,498

Intangible assets, net of accumulated amortization, consist of the following (dollars in thousands):

December 29, 2012	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Amortization Period
Tradename – indefinite	$41,011	$—	$41,011	Indefinite life
Favorable lease rights	32,826	(14,759)	18,067	9.8
Customer relationships	28,591	(22,794)	5,797	8.4
Franchise agreements	11,538	(5,331)	6,207	11.0
Tradenames – finite	5,310	(2,222)	3,088	8.8
Other	704	(376)	328	5.0

	$119,980	$(45,482)	$74,498	9.3

December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Tradename – indefinite	$41,011	$—	$41,011
Customer relationships	28,591	(19,643)	8,948
Favorable/unfavorable lease rights	17,789	(6,610)	11,179
Franchise agreements	11,538	(4,288)	7,250
Tradenames – finite	4,310	(1,504)	2,806
Other	706	(237)	469

	$103,945	$(32,282)	$71,663

Expected Future Amortization of Intangible Assets

As of July 13, 2013, expected future amortization of intangible assets is as follows (dollars in thousands):

2013 (remaining period)	$3,680
2014	6,963
2015	5,744
2016	4,283
2017	3,112
Thereafter	5,237
As of December 29, 2012, expected future amortization of intangible assets is as follows (dollars in thousands):

2013	$8,153
2014	6,962
2015	5,743
2016	4,282
2017	3,111
Thereafter	5,236

Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (dollars in thousands):

	July 13, 2013	December 29, 2012
Wages, taxes and benefits	$14,408	$20,585
Lottery	11,208	10,787
Union medical, pension and 401(k)	6,077	4,518
Interest payable	5,552	1,072
Self-insurance reserves	4,973	4,784
Sales and use tax	4,591	1,129
Property and equipment expenditures	3,792	4,907
Professional and legal fees	3,482	6,459
Gift cards	2,804	6,196
Utilities	2,168	2,404
Repairs and maintenance	1,972	2,164
Money orders	1,858	1,868
Other	11,267	8,867

	$74,152	$75,740

Accrued expenses and other current liabilities consist of the following (dollars in thousands):

	December 29, 2012	December 31, 2011
Wages, taxes and benefits	$20,585	$21,779
Lottery	10,787	10,124
Professional and legal fees	6,459	1,538
Gift cards	6,196	4,517
Property and equipment expenditures	4,907	1,718
Self-insurance reserves	4,784	3,468
Union medical, pension and 401(k)	4,518	3,226
Utilities	2,404	2,192
Repairs and maintenance	2,164	2,271
Money orders	1,868	3,133
Sales and use tax	1,129	964
Interest payable	1,072	7,846
Other	8,867	11,901

	$75,740	$74,677

Leases (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Future Minimum Lease Payments for Capital and Operating Lease and Sublease Rental Income

As of December 29, 2012, future minimum lease rental payments applicable to non-cancelable capital and operating leases, and expected minimum sublease rental income, were as follows (dollars in thousands):

	Capital Leases	Operating Leases	Future Expected Sub-lease Income
2013	$30,254	$28,176	$3,539
2014	28,006	28,916	1,876
2015	25,279	31,424	1,403
2016	23,951	33,101	1,052
2017	19,937	34,968	888
Thereafter	65,843	193,835	2,657

Total minimum lease payments	193,270	$350,420	$11,415

Less amounts representing interest	(78,239)

Present value of net minimum lease payments	115,031
Less current obligations	(14,357)

Long-term obligations	$100,674

Debt (Tables)	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Long-term Debt

Long-term debt is comprised of the following (dollars in thousands):

	July 13, 2013	December 29, 2012
Holding I Notes	$460,000	$460,000
Holding II Notes	150,000	—
Discount on Holding II Notes	(1,463)	—
2017 ABL Facility	41,800	35,000
Other loans	2,000	2,011
Mortgage note payable	556	706

Total debt	652,893	497,717
Current portion	(2,271)	(2,271)

Total long-term debt	$650,622	$495,446

Long-term debt is comprised of the following (dollars in thousands):

	December 29, 2012	December 31, 2011
2017 Notes	$460,000	$—
2015 Notes	—	350,000
Discount on 2015 Notes, net	—	(2,495)
2017 ABL Facility	35,000	—
2013 ABL Facility	—	5,000
Other loans	2,011	2,219
Mortgage note payable	706	950

Total debt	497,717	355,674
Current portion	(2,271)	(434)

Total long-term debt	$495,446	$355,240

Principal Payments Required to be made on Outstanding Debt

Principal payments required to be made on outstanding debt as of December 29, 2012, excluding capital lease obligations, is as follows (dollars in thousands):

2013	$2,271
2014	280
2015	166
2016	—
2017	495,000
Thereafter	—

Total debt	$497,717

Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Income Tax - Expense Benefit

Income tax expense was as follows (dollars in thousands):

	12-week periods ended		28-week periods ended
	July 13, 2013	July 14, 2012	July 13, 2013	July 14, 2012
Current	$(1)	$(55)	$—	$(55)
Deferred	(377)	(297)	(805)	(667)

Total income tax expense	$(378)	$(352)	$(805)	$(722)

Income tax expense (benefit) for Fiscal 2012, Fiscal 2011 and Fiscal 2010 was as follows (dollars in thousands):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Current:
Federal	$3	$30	$192
State	41	16	3

Total current	44	46	195

Deferred:
Federal	(7,716)	1,526	(19,476)
State	(1,459)	(506)	(1,624)
Change in valuation allowance	10,539	229	11,901

Total deferred	1,364	1,249	(9,199)

Total income tax expense (benefit)	$1,408	$1,295	$(9,004)

Reconciliations of the Statutory Federal Income Tax Expense (benefit) to the Effective Tax Expense (benefit)

Reconciliations of the statutory federal income tax (benefit) expense to the effective tax expense (benefit) for Fiscal 2012, Fiscal 2011 and Fiscal 2010 are as follows (dollars in thousands):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Statutory federal income tax (benefit) expense	$(7,540)	$2,494	$(12,585)
Valuation allowance	10,539	229	11,901
State income tax benefit, net of federal benefit	(1,471)	(496)	(1,622)
Non-deductible expenses	69	143	170
Benefit of federal tax credits	(63)	(1,107)	(1,182)
Non-taxable gain on bargain purchase	—	—	(5,489)
ASC 740 adjustment	—	—	192
Other	(126)	32	(389)

	$1,408	$1,295	$(9,004)

Components of Deferred Income Tax Assets and Liabilities

The components of deferred income tax assets and liabilities are comprised of the following (dollars in thousands):

	December 29, 2012	December 31, 2011
Current deferred tax assets (liabilities):
Inventory and other reserves	$(2)	$313
Prepaid taxes, insurance and service contracts	5,536	3,826
Other	3,176	2,559
Valuation allowance	(6,786)	(4,727)

Current net deferred tax assets	1,924	1,971

Non-current deferred tax assets (liabilities):
Capital leases	11,441	10,091
Property and equipment depreciation	(2,544)	755
Goodwill and intangible assets	(12,335)	(13,938)
Federal and state net operating loss carryforwards and federal credits	26,179	19,308
Valuation allowance	(31,247)	(21,299)
Other	2,880	774

Non-current net deferred tax liabilities	(5,626)	(4,309)

Net deferred tax liabilities	$(3,702)	$(2,338)

Shareholders' Deficit (Tables)	12 Months Ended
Dec. 29, 2012
Summary of Status and Changes of Stock Options Outstanding Under Stock Plan

The following table summarizes the status and changes of stock options outstanding under the Stock Plan (dollars in thousands):

	Number of Shares	Weighted Average Exercise Price Per Share	Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value(1)
Outstanding – January 2, 2010	7,550	$413
Granted	4,470	1,040
Forfeited	(555)	400

Outstanding – January 1, 2011	11,465	658
Forfeited	(125)	1,040

Outstanding – December 31, 2011	11,340	654
Outstanding – December 29, 2012	11,340	400

Vested and expected to vest – December 29, 2012	11,340	400	2.9	$816

Options exercisable – December 29, 2012	5,833	$400

(1)	The intrinsic value is calculated based on the difference between the weighted average exercise price per share and the fair market value of the Company’s common stock as of December 29, 2012 of $472 per share.

Summary of Assumptions Used to Estimate Weighted Average Fair Values of the Stock Options Granted

Estimated life in years	6.2
Expected volatility	37.6%
Expected dividends	—
Risk-free rate	1.6%

Retirement Plans (Tables)	12 Months Ended
Dec. 29, 2012
Components of Net Pension Cost Related to the SERP and Other Post-retirement Plans

The components of net pension cost related to the SERP and other post-retirement plans are as follows (dollars in thousands):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
SERP:
Interest cost	$162	$214	$234

Net pension cost	$162	$214	$234

Other Post-Retirement Plans:
Interest cost	$104	$111	$112
Service cost	3	3	3

Net pension cost	$107	$114	$115

Estimated Future Benefit Payments Related to the SERP and Other Post-retirement Plans

Estimated future benefit payments related to the SERP and other post-retirement plans are as follows (dollars in thousands):

	SERP	Other Post-Retirement Plans
2013	$620	$236
2014	590	234
2015	558	207
2016	523	202
2017	486	246
Subsequent five years	1,832	1,139

Changes in Benefit Obligation Related to the SERP and Other Post-retirement Plans

The changes in benefit obligation related to the SERP and other post-retirement plans are as follows (dollars in thousands):

	SERP	Other Post- Retirement Plans
Benefit obligation – January 1, 2011	$4,868	$2,490
Interest cost	214	111
Service cost	—	3
Actuarial loss	620	309
Total disbursements	(650)	(256)

Benefit obligation – December 31, 2011	5,052	2,657
Interest cost	162	104
Service cost	—	3
Actuarial loss	614	1,785
Total disbursements	(637)	(384)

Benefit obligation – December 29, 2012	$5,191	$4,165

Defined Benefit Plan Unfunded Status of Plan

The benefit plans have no plan assets and have unfunded status equal to their benefit obligations, which have been classified in the consolidated balance sheets as follows (dollars in thousands):

	SERP		Other Post-Retirement Plans
	December 29, 2012	December 31, 2011	December 29, 2012	December 31, 2011
Accrued expenses and other current liabilities	$620	$599	$236	$259
Other long-term liabilities	4,571	4,453	3,929	2,398

Total liability	$5,191	$5,052	$4,165	$2,657

Medical Benefits Portion of Other Post-retirement Plans

Assumed health care cost trend rates used in the calculation of benefit obligations related to the medical benefits portion of other post-retirement plans are as follows:

	December 29, 2012	December 31, 2011
Initial health care cost trend rate	6.50%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%
Year to reach ultimate trend rate	2016	2016

FIP/RP Status Indicates Plans for Funding Improvement Plan

The “FIP/RP Status Pending / Implemented” column indicates plans for which a funding improvement plan, or FIP, or a rehabilitation plan, or RP, is either pending or has been implemented by the trustees of the plan.

	Pension Protection Act Zone Status		Tops 5% of Total Contributions		FIP/RP Status Pending / Implemented	Surcharge Imposed	Expiration Dates of Collective Bargaining Agreements
EIN / Plan Number	2012	2011	2012	2011
16-6144007 / 001	Red	Red	Yes	Yes	Implemented	No	March 30, 2014 – October 3, 2015

Benefit Obligation [Member]
Discount Rate Assumptions Used

Discount rate assumptions used to determine benefit obligations are as follows:

SERP		Other Post-Retirement Plans
December 29, 2012	December 31, 2011	December 29, 2012	December 31, 2011
2.80%	3.40%	3.40%	4.10%

Pension Cost [Member]
Discount Rate Assumptions Used	Discount rate assumptions used to determine net pension cost are as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
SERP	3.40%	4.70%	4.90%
Other post-retirement plans	4.10%	4.70%	5.20%

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 29, 2012
Changes in the Asset Retirement Obligations

The changes in the Asset Retirement Obligations are as follows (dollars in thousands):

Balance – January 1, 2011	$2,336
Accretion of liability	212
Incremental obligations incurred	83

Balance – December 31, 2011	2,631
Obligations of acquired supermarkets	393
Accretion of liability	235

Balance – December 29, 2012	$3,259

Guarantor Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Guarantor Financial Information

The following supplemental financial information sets forth, on a condensed consolidating basis, balance sheets as of July 13, 2013 and December 29, 2012 for Holding II, Holding I and Tops Markets, the Guarantor Subsidiaries, and for the Company, statements of comprehensive (loss) income for the 12 and 28-week periods ended July 13, 2013 and July 14, 2012, and statements of cash flows for the 28-week periods ended July 13, 2013 and July 14, 2012. Supplemental financial information has not been presented for Tops Markets II Corporation as it has no assets or operations.

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED BALANCE SHEET

JULY 13, 2013

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$6,807	$—	$20,739	$900	$—	$28,446
Accounts receivable, net	—	—	52,352	12,689	—	65,041
Intercompany receivables	—	—	5,262	61,980	(67,242)	—
Inventory, net	—	—	96,758	34,719	—	131,477
Prepaid expenses and other current assets	—	—	9,234	2,059	—	11,293
Income taxes refundable	—	—	252	—	—	252
Current deferred tax assets	—	—	1,317	—	607	1,924

Total current assets	6,807	—	185,914	112,347	(66,635)	238,433

Property and equipment, net	—	—	278,331	65,152	—	343,483
Goodwill	—	—	19,308	—	—	19,308
Intangible assets, net	—	—	63,787	6,243	—	70,030
Other assets	6,889	—	39,968	3,041	(30,809)	19,089
Investment in subsidiaries	(191,511)	(186,249)	127,362	—	250,398	—

Total assets	$(177,815)	$(186,249)	$714,670	$186,783	$152,954	$690,343

Liabilities and Shareholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$—	$—	$72,201	$20,200	$—	$92,401
Intercompany payables	—	5,262	61,980	—	(67,242)	—
Accrued expenses and other current liabilities	4,304	—	53,202	17,390	(744)	74,152
Current portion of capital lease obligations	—	—	13,627	429	—	14,056
Current portion of long-term debt	—	—	2,271	—	—	2,271
Current deferred tax liability	—	—	—	11	(11)	—

Total current liabilities	4,304	5,262	203,281	38,030	(67,997)	182,880

Capital lease obligations	—	—	139,425	2,755	—	142,180
Long-term debt	148,537	—	505,126	—	(3,041)	650,622
Other long-term liabilities	—	—	33,125	5,761	—	38,886
Non-current deferred tax liabilities	—	—	19,155	12,875	(25,599)	6,431

Total liabilities	152,841	5,262	900,112	59,421	(96,637)	1,020,999

Total shareholders’ (deficit) equity	(330,656)	(191,511)	(185,442)	127,362	249,591	(330,656)

Total liabilities and shareholders’ (deficit) equity	$(177,815)	$(186,249)	$714,670	$186,783	$152,954	$690,343

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED BALANCE SHEET

DECEMBER 29, 2012

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$—	$31,586	$836	$—	$32,422
Accounts receivable, net	—	—	42,578	10,897	—	53,475
Intercompany receivables	—	—	4,750	50,835	(55,585)	—
Inventory, net	—	—	91,298	34,189	—	125,487
Prepaid expenses and other current assets	—	—	7,352	1,971	—	9,323
Income taxes refundable	—	—	237	—	—	237
Current deferred tax assets	—	—	1,316	—	608	1,924

Total current assets	—	—	179,117	98,728	(54,977)	222,868

Property and equipment, net	—	—	280,643	70,006	—	350,649
Goodwill	—	—	15,002	—	—	15,002
Intangible assets, net	—	—	67,262	7,236	—	74,498
Other assets	—	—	36,811	3,041	(26,867)	12,985
Investment in subsidiaries	(181,474)	(176,724)	121,350	—	236,848	—

Total assets	$(181,474)	$(176,724)	$700,185	$179,011	$155,004	$676,002

Liabilities and Shareholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$—	$—	$60,429	$17,031	$—	$77,460
Intercompany payables	—	4,750	50,835	—	(55,585)	—
Accrued expenses and other current liabilities	1,798	—	51,981	22,705	(744)	75,740
Current portion of capital lease obligations	—	—	13,955	402	—	14,357
Current portion of long-term debt	—	—	2,271	—	—	2,271
Current deferred tax liabilities	—	—	—	11	(11)	—

Total current liabilities	1,798	4,750	179,471	40,149	(56,340)	169,828

Capital lease obligations	—	—	146,510	2,993	—	149,503
Long-term debt	—	—	498,487	—	(3,041)	495,446
Other long-term liabilities	—	—	33,284	5,587	—	38,871
Non-current deferred tax liabilities	—	—	18,350	8,932	(21,656)	5,626

Total liabilities	1,798	4,750	876,102	57,661	(81,037)	859,274

Total shareholders’ (deficit) equity	(183,272)	(181,474)	(175,917)	121,350	236,041	(183,272)

Total liabilities and shareholders’ (deficit) equity	$(181,474)	$(176,724)	$700,185	$179,011	$155,004	$676,002

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME

FOR THE 12-WEEK PERIOD ENDED JULY 13, 2013

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$461,842	$139,651	$(218)	$601,275
Cost of goods sold	—	—	(326,112)	(92,822)	—	(418,934)
Distribution costs	—	—	(8,661)	(3,102)	—	(11,763)

Gross profit	—	—	127,069	43,727	(218)	170,578

Operating expenses:
Wages, salaries and benefits	—	—	(60,340)	(20,447)	—	(80,787)
Selling and general expenses	—	—	(20,338)	(6,754)	218	(26,874)
Administrative expenses	(10,635)	(219)	(12,209)	(4,009)	—	(27,072)
Rent expense, net	—	—	(3,181)	(2,130)	—	(5,311)
Depreciation and amortization	—	—	(10,278)	(2,770)	—	(13,048)
Advertising	—	—	(4,341)	(1,341)	—	(5,682)

Total operating expenses	(10,635)	(219)	(110,687)	(37,451)	218	(158,774)

Operating (loss) income	(10,635)	(219)	16,382	6,276	—	11,804

Interest expense, net	(2,401)	—	(14,308)	(33)	—	(16,742)
Equity income from subsidiaries	7,720	7,939	3,770	—	(19,429)	—

(Loss) income before income taxes	(5,316)	7,720	5,844	6,243	(19,429)	(4,938)
Income tax benefit (expense)	—	—	2,095	(2,473)	—	(378)

Net (loss) income	(5,316)	7,720	7,939	3,770	(19,429)	(5,316)
Other comprehensive income	—	—	—	—	—	—

Comprehensive (loss) income	$(5,316)	$7,720	$7,939	$3,770	$(19,429)	$(5,316)

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

FOR THE 12-WEEK PERIOD ENDED JULY 14, 2012

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$423,588	$138,995	$(222)	562,361
Cost of goods sold	—	—	(298,231)	(92,283)	—	(390,514)
Distribution costs	—	—	(8,279)	(3,232)	—	(11,511)

Gross profit	—	—	117,078	43,480	(222)	160,336

Operating expenses:
Wages, salaries and benefits	—	—	(54,433)	(20,692)	—	(75,125)
Selling and general expenses	—	—	(16,268)	(6,354)	222	(22,400)
Administrative expenses	(409)	(219)	(13,544)	(4,371)	—	(18,543)
Rent expense, net	—	—	(1,529)	(2,039)	—	(3,568)
Depreciation and amortization	—	—	(8,933)	(3,090)	—	(12,023)
Advertising	—	—	(3,734)	(1,384)	—	(5,118)

Total operating expenses	(409)	(219)	(98,441)	(37,930)	222	(136,777)
Operating (loss) income	(409)	(219)	18,637	5,550	—	23,559

Interest expense, net	—	—	(13,665)	(44)	—	(13,709)
Equity income from subsidiaries	9,907	10,126	3,325	—	(23,358)	—

Income before income taxes	9,498	9,907	8,297	5,506	(23,358)	9,850
Income tax benefit (expense)	—	—	1,829	(2,181)	—	(352)

Net income	9,498	9,907	10,126	3,325	(23,358)	9,498
Other comprehensive income	—	—	—	—	—	—

Comprehensive income	$9,498	$9,907	$10,126	$3,325	$(23,358)	$9,498

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE (LOSS) INCOME

FOR THE 28-WEEK PERIOD ENDED JULY 13, 2013

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,029,643	$308,022	$(581)	$1,337,084
Cost of goods sold	—	—	(727,494)	(204,591)	—	(932,085)
Distribution costs	—	—	(19,464)	(6,816)	—	(26,280)

Gross profit	—	—	282,685	96,615	(581)	378,719

Operating expenses:
Wages, salaries and benefits	—	—	(137,703)	(47,129)	—	(184,832)
Selling and general expenses	—	—	(48,018)	(15,745)	581	(63,182)
Administrative expenses	(10,893)	(512)	(28,392)	(9,529)	—	(49,326)
Rent expense, net	—	—	(7,976)	(4,900)	—	(12,876)
Depreciation and amortization	—	—	(23,435)	(6,617)	—	(30,052)
Advertising	—	—	(8,790)	(2,659)	—	(11,449)

Total operating expenses	(10,893)	(512)	(254,314)	(86,579)	581	(351,717)
Operating (loss) income	(10,893)	(512)	28,371	10,036	—	27,002

Interest expense, net	(2,401)	—	(33,231)	(82)	—	(35,714)
Equity income from subsidiaries	3,777	4,289	6,012	—	(14,078)	—

(Loss) income before income taxes	(9,517)	3,777	1,152	9,954	(14,078)	(8,712)
Income tax benefit (expense)	—	—	3,137	(3,942)	—	(805)

Net (loss) income	(9,517)	3,777	4,289	6,012	(14,078)	(9,517)
Other comprehensive income	—	—	—	—	—	—

Comprehensive (loss) income	$(9,517)	$3,777	$4,289	$6,012	$(14,078)	$(9,517)

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

FOR THE 28-WEEK PERIOD ENDED JULY 14, 2012

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$961,236	$306,089	$(584)	$1,266,741
Cost of goods sold	—	—	(679,315)	(201,906)	—	(881,221)
Distribution costs	—	—	(18,280)	(6,998)	—	(25,278)

Gross profit	—	—	263,641	97,185	(584)	360,242

Operating expenses:
Wages, salaries and benefits	—	—	(126,620)	(47,735)	—	(174,355)
Selling and general expenses	—	—	(38,785)	(14,017)	584	(52,218)
Administrative expenses	(954)	(511)	(30,782)	(10,166)	—	(42,413)
Rent expense, net	—	—	(4,787)	(4,761)	—	(9,548)
Depreciation and amortization	—	—	(20,897)	(7,155)	—	(28,052)
Advertising	—	—	(7,919)	(2,845)	—	(10,764)

Total operating expenses	(954)	(511)	(229,790)	(86,679)	584	(317,350)
Operating (loss) income	(954)	(511)	33,851	10,506	—	42,892

Interest expense, net	—	—	(31,916)	(105)	—	(32,021)
Equity income from subsidiaries	11,103	11,614	6,282	—	(28,999)	—

Income before income taxes	10,149	11,103	8,217	10,401	(28,999)	10,871
Income tax benefit (expense)	—	—	3,397	(4,119)	—	(722)

Net income	10,149	11,103	11,614	6,282	(28,999)	10,149
Other comprehensive income	—	—	—	—	—	—

Comprehensive income	$10,149	$11,103	$11,614	$6,282	$(28,999)	$10,149

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

FOR THE 28-WEEK PERIOD ENDED JULY 13, 2013

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(512)	$19,478	$12,761	$—	$31,727

Cash flows used in investing activities:
Cash paid for property and equipment	—	—	(26,247)	(1,342)	—	(27,589)
Acquisition of independent supermarkets	—	—	(5,995)	—	—	(5,995)
Change in intercompany receivables position	—	—	(512)	(11,145)	11,657	—

Net cash used in investing activities	—	—	(32,754)	(12,487)	11,657	(33,584)

Cash flows provided by (used in) financing activities:
Proceeds from long-term debt borrowings	148,500	—	—	—	—	148,500
Dividend to shareholders	(141,920)	—	—	—	—	(141,920)
Deferred financing costs paid	—	—	(7,977)	—	—	(7,977)
Stock option exercises	227	—	—	—	—	227
Change in intercompany payables position	—	512	11,145	—	(11,657)	—
Borrowings on 2017 ABL Facility	—	—	138,500	—	—	138,500
Repayments on 2017 ABL Facility	—	—	(131,700)	—	—	(131,700)
Principal payments on capital leases	—	—	(7,804)	(210)	—	(8,014)
Change in bank overdraft position	—	—	426	—	—	426
Repayments of long-term debt borrowings	—	—	(161)	—	—	(161)

Net cash provided by (used in) financing activities	6,807	512	2,429	(210)	(11,657)	(2,119)

Net increase (decrease) in cash and cash equivalents	6,807	—	(10,847)	64	—	(3,976)
Cash and cash equivalents – beginning of period	—	—	31,586	836	—	32,422

Cash and cash equivalents – end of period	$6,807	$—	$20,739	$900	$—	$28,446

TOPS HOLDING II CORPORATION

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS

FOR THE 28-WEEK PERIOD ENDED JULY 14, 2012

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(512)	$36,778	$24,432	$—	$60,698

Cash flows used in investing activities:
Cash paid for property and equipment	—	—	(11,784)	(3,416)	—	(15,200)
Proceeds from insurable loss recovery	—	—	—	1,150	—	1,150
Change in intercompany receivables position	—	—	(512)	(21,992)	22,504	—

Net cash used in investing activities	—	—	(12,296)	(24,258)	22,504	(14,050)

Cash flows provided by (used in) financing activities:
Borrowings on 2013 ABL Facility	—	—	66,600	—	—	66,600
Repayments on 2013 ABL Facility	—	—	(71,600)	—	—	(71,600)
Change in intercompany payables position	—	512	21,992	—	(22,504)	—
Principal payments on capital leases	—	—	(6,624)	(165)	—	(6,789)
Repayments of long-term debt borrowings	—	—	(250)	—	—	(250)
Change in bank overdraft position	—	—	181	—	—	181

Net cash provided by (used in) financing activities	—	512	10,299	(165)	(22,504)	(11,858)

Net increase in cash and cash equivalents	—	—	34,781	9	—	34,790
Cash and cash equivalents – beginning of period	—	—	18,351	830	—	19,181

Cash and cash equivalents – end of period	$—	$—	$53,132	$839	$—	$53,971

The following supplemental financial information sets forth, on a condensed consolidating basis, balance sheets as of December 29, 2012 and December 31, 2011 for Holding II, Holding I and Tops Markets, the Guarantor Subsidiaries, and for the Company, and statements of comprehensive (loss) income and statements of cash flows for Fiscal 2012, Fiscal 2011 and Fiscal 2010. Supplemental financial information has not been presented for Tops Markets II Corporation as it has no assets or operations.

TOPS HOLDING II CORPORATION

CONSOLIDATED BALANCE SHEET

DECEMBER 29, 2012

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$—	$31,586	$836	$—	$32,422
Accounts receivable, net	—	—	42,578	10,897	—	53,475
Intercompany receivables	—	—	4,750	50,835	(55,585)	—
Inventory, net	—	—	91,298	34,189	—	125,487
Prepaid expenses and other current assets	—	—	7,352	1,971	—	9,323
Income taxes refundable	—	—	237	—	—	237
Current deferred tax assets	—	—	1,316	—	608	1,924

Total current assets	—	—	179,117	98,728	(54,977)	222,868

Property and equipment, net	—	—	280,643	70,006	—	350,649
Goodwill	—	—	15,002	—	—	15,002
Intangible assets, net	—	—	67,262	7,236	—	74,498
Other assets	—	—	36,811	3,041	(26,867)	12,985
Investment in subsidiaries	(181,474)	(176,724)	121,350	—	236,848	—

Total assets	$(181,474)	$(176,724)	$700,185	$179,011	$155,004	$676,002

Liabilities and Shareholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$—	$—	$60,429	$17,031	$—	$77,460
Intercompany payables	—	4,750	50,835	—	(55,585)	—
Accrued expenses and other current liabilities	1,798	—	51,981	22,705	(744)	75,740
Current portion of capital lease obligations	—	—	13,955	402	—	14,357
Current portion of long-term debt	—	—	2,271	—	—	2,271
Current deferred tax liabilities	—	—	—	11	(11)	—

Total current liabilities	1,798	4,750	179,471	40,149	(56,340)	169,828

Capital lease obligations	—	—	146,510	2,993	—	149,503
Long-term debt	—	—	498,487	—	(3,041)	495,446
Other long-term liabilities	—	—	33,284	5,587	—	38,871
Non-current deferred tax liabilities	—	—	18,350	8,932	(21,656)	5,626

Total liabilities	1,798	4,750	876,102	57,661	(81,037)	859,274

Total shareholders’ (deficit) equity	(183,272)	(181,474)	(175,917)	121,350	236,041	(183,272)

Total liabilities and shareholders’ (deficit) equity	$(181,474)	$(176,724)	$700,185	$179,011	$155,004	$676,002

TOPS HOLDING II CORPORATION

CONSOLIDATED BALANCE SHEET

DECEMBER 31, 2011

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$—	$18,351	$830	$—	$19,181
Accounts receivable, net	—	—	44,809	11,178	—	55,987
Intercompany receivables	—	—	3,800	15,556	(19,356)	—
Inventory, net	—	—	79,972	35,337	—	115,309
Prepaid expenses and other current assets	—	—	10,654	2,336	—	12,990
Income taxes refundable	—	—	285	—	—	285
Current deferred tax assets	—	—	1,363	—	608	1,971

Total current assets	—	—	159,234	65,237	(18,748)	205,723

Property and equipment, net	—	—	282,207	76,056	—	358,263
Goodwill	—	—	462	—	—	462
Intangible assets, net	—	—	62,684	8,979	—	71,663
Other assets	—	—	27,687	3,041	(19,627)	11,101
Investment in subsidiaries	(58,293)	(54,493)	110,306	—	2,480	—

Total assets	$(58,293)	$(54,493)	$642,580	$153,313	$(35,895)	$647,212

Liabilities and Shareholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$—	$—	$58,359	$17,249	$—	$75,608
Intercompany payables	—	3,800	15,556	—	(19,356)	—
Accrued expenses and other current liabilities	1,171	—	57,537	16,713	(744)	74,677
Current portion of capital lease obligations	—	—	12,348	353	—	12,701
Current portion of long-term debt	—	—	434	—	—	434
Current deferred tax liabilities	—	—	—	11	(11)	—

Total current liabilities	1,171	3,800	144,234	34,326	(20,111)	163,420

Capital lease obligations	—	—	156,456	3,358	—	159,814
Long-term debt	—	—	358,281	—	(3,041)	355,240
Other long-term liabilities	—	—	20,262	3,631	—	23,893
Non-current deferred tax liabilities	—	—	17,033	1,692	(14,416)	4,309

Total liabilities	1,171	3,800	696,266	43,007	(37,568)	706,676

Total shareholders’ (deficit) equity	(59,464)	(58,293)	(53,686)	110,306	1,673	(59,464)

Total liabilities and shareholders’ (deficit) equity	$(58,293)	$(54,493)	$642,580	$153,313	$(35,895)	$647,212

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS

FISCAL 2012

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,795,842	$570,762	$(1,265)	$2,365,339
Cost of goods sold	—	—	(1,274,836)	(379,257)	—	(1,654,093)
Distribution costs	—	—	(33,901)	(12,762)	—	(46,663)

Gross profit	—	—	487,105	178,743	(1,265)	664,583

Operating expenses:
Wages, salaries and benefits	—	—	(233,362)	(87,264)	—	(320,626)
Selling and general expenses	—	—	(74,275)	(26,831)	1,265	(99,841)
Administrative expenses	(2,078)	(950)	(60,499)	(18,877)	—	(82,404)
Rent expense, net	—	—	(12,350)	(8,875)	—	(21,225)
Depreciation and amortization	—	—	(39,197)	(13,420)	—	(52,617)
Advertising	—	—	(14,307)	(5,007)	—	(19,314)

Total operating expenses	(2,078)	(950)	(433,990)	(160,274)	1,265	(596,027)

Operating (loss) income	(2,078)	(950)	53,115	18,469	—	68,556

Loss on debt extinguishment		—	(31,205)			(31,205)
Interest expense, net	—	—	(58,706)	(187)	—	(58,893)
Equity (loss) income from subsidiaries	(20,872)	(19,922)	11,042	—	29,752	—

(Loss) income before income taxes	(22,950)	(20,872)	(25,754)	18,282	29,752	(21,542)

Income tax benefit (expense)	—	—	5,832	(7,240)	—	(1,408)

Net (loss) income	(22,950)	(20,872)	(19,922)	11,042	29,752	(22,950)

Change in postretirement benefit obligation	(2,309)	—	(2,309)	—	2,309	(2,309)

Comprehensive (loss) income	$(25,259)	$(20,872)	$(22,231)	$11,042	$32,061	$(25,259)

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

FISCAL 2011

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,774,927	$581,858	$(1,293)	$2,355,492
Cost of goods sold	—	—	(1,260,068)	(390,098)	—	(1,650,166)
Distribution costs	—	—	(31,638)	(12,551)	—	(44,189)

Gross profit	—	—	483,221	179,209	(1,293)	661,137

Operating expenses:
Wages, salaries and benefits	—	—	(228,947)	(88,791)	—	(317,738)
Selling and general expenses	—	—	(73,186)	(31,260)	1,293	(103,153)
Administrative expenses	(1,768)	(950)	(57,080)	(19,982)	—	(79,780)
Rent expense, net	—	—	(9,707)	(9,149)	—	(18,856)
Depreciation and amortization	—	—	(38,812)	(12,393)	—	(51,205)
Advertising	—	—	(13,292)	(5,497)	—	(18,789)
Impairment charges	—	—	—	(2,791)	—	(2,791)

Total operating expenses	(1,768)	(950)	(421,024)	(169,863)	1,293	(592,312)

Operating (loss) income	(1,768)	(950)	62,197	9,346	—	68,825

Interest expense, net	—	—	(61,469)	(229)	—	(61,698)
Equity income from subsidiaries	7,600	7,600	5,507	—	(20,707)	—

Income before income taxes	5,832	7,600	6,235	9,117	(21,657)	7,127

Income tax benefit (expense)	—	—	2,315	(3,610)	—	(1,295)

Net income	5,832	7,600	8,550	5,507	(21,657)	5,832

Change in postretirement benefit obligation	(925)	—	(925)	—	925	(925)

Comprehensive income	$4,907	$7,600	$7,625	$5,507	$(20,732)	$4,907

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS

FISCAL 2010

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$1,704,977	$553,742	$(1,183)	$2,257,536
Cost of goods sold	—	—	(1,208,582)	(370,434)	—	(1,579,016)
Distribution costs	—	—	(31,899)	(12,930)	—	(44,829)

Gross profit	—	—	464,496	170,378	(1,183)	633,691

Operating expenses:
Wages, salaries and benefits	—	—	(223,276)	(87,524)	—	(310,800)
Selling and general expenses	—	—	(71,629)	(34,395)	1,183	(104,841)
Administrative expenses	(1,258)	(950)	(81,425)	(19,121)	—	(102,754)
Rent expense, net	—	—	(9,493)	(9,642)	—	(19,135)
Depreciation and amortization	—	—	(55,005)	(7,348)	—	(62,353)
Advertising	—	—	(15,819)	(7,356)	—	(23,175)

Total operating expenses	(1,258)	(950)	(456,647)	(165,386)	1,183	(623,058)

Operating (loss) income	(1,258)	(950)	7,849	4,992	—	10,633

Bargain purchase	—	—	—	15,681	—	15,681
Loss on debt extinguishment	—	—	(1,041)	—	—	(1,041)
Interest expense, net	—	—	(61,125)	(106)	—	(61,231)
Equity (loss) income from subsidiaries	(25,696)	(23,994)	18,631	—	31,059	—

(Loss) income before income taxes	(26,954)	(24,944)	(35,686)	20,567	31,059	(35,958)

Income tax (expense) benefit	—	(752)	11,692	(1,936)	—	9,004

Net (loss) income	(26,954)	(25,696)	(23,994)	18,631	31,059	(26,954)

Change in postretirement benefit obligation	(471)	—	(471)	—	471	(471)

Comprehensive (loss) income	$(27,425)	$(25,696)	$(24,465)	$18,631	$31,530	$(27,425)

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF CASH FLOWS

FISCAL 2012

(Dollars in thousands)

(Unaudited)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(950)	$47,029	$40,928	$—	$87,007
Cash flows used in investing activities:
Cash paid for property and equipment	—	—	(30,329)	(7,236)	—	(37,565)
Acquisition of Grand Union supermarkets	—	—	(27,640)	—	—	(27,640)
Acquisition of independent supermarkets	—	—	(3,304)	—	—	(3,304)
Proceeds from insurable loss recovery	—	—	—	1,455	—	1,455
Change in intercompany receivables position	—	—	(950)	(34,785)	35,735	—

Net cash used in investing activities	—	—	(62,223)	(40,566)	35,735	(67,054)

Cash flows provided by (used in) financing activities:
Proceeds from long-term debt borrowings	—	—	460,000	—	—	460,000
Repayments of long-term debt borrowings	—	—	(350,452)	—	—	(350,452)
Dividend to shareholders	—	—	(100,000)	—	—	(100,000)
Borrowings on 2017 ABL Facility	—	—	35,000	—	—	35,000
Borrowings on 2013 ABL Facility	—	—	158,800	—	—	158,800
Repayments on 2013 ABL Facility	—	—	(163,800)	—	—	(163,800)
Debt extinguishment cost incurred	—	—	(20,901)	—	—	(20,901)
Principal payments on capital leases	—	—	(12,962)	(356)	—	(13,318)
Deferred financing costs incurred	—	—	(11,943)	—	—	(11,943)
Change in bank overdraft position	—	—	(98)	—	—	(98)
Change in intercompany payables position	—	950	34,785	—	(35,735)	—

Net cash provided by (used in) financing activities	—	950	28,429	(356)	(35,735)	(6,712)

Net increase in cash and cash equivalents	—	—	13,235	6	—	13,241
Cash and cash equivalents – beginning of year	—	—	18,351	830	—	19,181

Cash and cash equivalents – end of year	$—	$—	$31,586	$836	$—	$32,422

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF CASH FLOWS

FISCAL 2011

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(950)	$48,437	$21,164	$—	$68,651
Cash flows used in investing activities:
Cash paid for property and equipment	—	—	(25,405)	(20,170)	—	(45,575)
Cash paid for intangible assets	—	—	(1,527)	—	—	(1,527)
Proceeds from sale of assets	—	—	—	1,284	—	1,284
Proceeds from insurable loss recovery	—	—	—	609	—	609
Change in intercompany receivables position	—	—	(950)	(2,464)	3,414	—

Net cash used in investing activities	—	—	(27,882)	(20,741)	3,414	(45,209)

Cash flows provided by (used in) financing activities:
Borrowings on 2013 ABL Facility	—	—	612,900	—	—	612,900
Repayments on 2013 ABL Facility	—	—	(622,900)	—	—	(622,900)
Principal payments on capital leases	—	—	(10,838)	(323)	—	(11,161)
Change in intercompany payables position	—	950	2,464	—	(3,414)	—
Proceeds from long-term debt borrowings	—	—	—	—	—	—
Repayments of long-term debt borrowings	—	—	(409)	—	—	(409)
Deferred financing costs incurred	—	—	(57)	—	—	(57)
Change in bank overdraft position	—	—	(53)	—	—	(53)

Net cash provided by (used in) financing activities	—	950	(18,893)	(323)	(3,414)	(21,680)

Net increase in cash and cash equivalents	—	—	1,662	100	—	1,762
Cash and cash equivalents - beginning of year	—	—	16,689	730	—	17,419

Cash and cash equivalents - end of year	$—	$—	$18,351	$830	$—	$19,181

TOPS HOLDING II CORPORATION

CONSOLIDATED STATEMENT OF CASH FLOWS

FISCAL 2010

(Dollars in thousands)

	Tops Holding II Corporation	Tops Holding LLC	Tops Markets, LLC	Guarantor Subsidiaries	Eliminations	Consolidated
Net cash (used in) provided by operating activities	$—	$(950)	$37,783	$12,625	$—	$49,458
Cash flows used in investing activities:
Acquisition of the Penn Traffic Company	—	—	—	(85,023)	—	(85,023)
Cash paid for property and equipment	—	—	(28,081)	(21,582)	—	(49,663)
Proceeds from sale of assets	—	—	—	20,753	—	20,753
Investment in subsidiaries	—	—	(85,023)	—	85,023	—
Change in intercompany receivables position	—	—	(950)	(10,786)	11,736	—

Net cash used in investing activities	—	—	(114,054)	(96,638)	96,759	(113,933)

Cash flows provided by financing activities:
Proceeds from long-term debt borrowings	—	—	112,125	—	—	112,125
Repayments of long-term debt borrowings	—	—	(36,377)	—	—	(36,377)
Borrowings on ABL Facility	—	—	348,737	—	—	348,737
Repayments on ABL Facility	—	—	(347,737)	—	—	(347,737)
Proceeds from issuance of common stock	—	30,000	30,000	—	(30,000)	30,000
Dividend	—	(30,000)	(30,000)	—	30,000	(30,000)
Principal payments on capital leases	—	—	(9,004)	(290)	—	(9,294)
Deferred financing costs incurred	—	—	(5,769)	—	—	(5,769)
Capital contribution	—	—	—	85,023	(85,023)	—
Change in intercompany payables position	—	950	10,786	—	(11,736)	—
Change in bank overdraft position	—	—	487	—	—	487

Net cash provided by financing activities	—	950	73,248	84,733	(96,759)	62,172

Net (decrease) increase in cash and cash equivalents	—	—	(3,023)	720	—	(2,303)
Cash and cash equivalents - beginning of year	—	—	19,712	10	—	19,722

Cash and cash equivalents - end of year	$—	$—	$16,689	$730	$—	$17,419

Quarterly Data (Unaudited) (Tables)	12 Months Ended
Dec. 29, 2012
Quarterly Data

The table below reflects the unaudited results of operations for Fiscal 2012 and Fiscal 2011 (Dollars in thousands).

Fiscal 2012	16-week period ended April 21, 2012	12-week period ended July 14, 2012	12-week period ended October 6, 2012	12-week period ended December 29, 2012
Net sales	$704,380	$562,361	$538,431	$560,167
Gross profit	199,906	160,336	149,863	154,478
Operating income	19,333	23,559	18,449	7,215
Income tax expense	(370)	(352)	(339)	(347)
Net income (loss)(1)	651	9,498	4,704	(37,803)

Fiscal 2011	16-week period ended April 23, 2011	12-week period ended July 16, 2011	12-week period ended October 8, 2011	12-week period ended December 31, 2011
Net sales	$717,259	$559,514	$538,606	$540,113
Gross profit	202,352	154,982	152,925	150,878
Operating income	17,570	14,908	20,742	15,605
Income tax expense	(367)	(318)	(305)	(305)
Net (loss) income	(2,088)	293	6,440	1,187

(1)	The net loss for the 12-week period ended December 29, 2012 includes a $31.2 million loss on debt extinguishment related to the December 2012 financing transactions. See Note 9 for further discussion.

Capital Lease Obligations (Tables)	6 Months Ended
Jul. 13, 2013
Summary of Future Minimum Lease Rental Payments

As of July 13, 2013, future minimum lease rental payments applicable to capital lease obligations follow (dollars in thousands):

2013 (remaining period)	$13,546
2014	28,121
2015	25,374
2016	24,040
2017	19,950
Thereafter	65,842

Total minimum lease payments	176,873
Less amounts representing interest	(69,466)

Present value of net minimum lease payments	107,407
Less current obligations	(14,056)

Long-term obligations	$93,351

The Company, Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	May 16, 2013	Jul. 13, 2013 Store Franchise	Dec. 29, 2012 Segment Store Franchise	Dec. 31, 2011	Jan. 01, 2011
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Number of retail supermarkets		155	149
Additional operated supermarkets by franchisees		5	5
Number of supermarkets acquired		21	21
Cash and cash equivalents with original maturities at the date of purchase			90 days
Outstanding checks in excess of cash balances			$ 2,400,000	$ 2,500,000
Concentration of Credit Risk cash and accounts receivable			250,000
Cash in banks exceeding the FDIC insurance limit			11,600,000	2,600,000
Allowance for doubtful accounts			414,000	854,000
Impairment charges of long-lived assets			0	2,800,000	0
LIFO balance sheet reserves			11,100,000	10,700,000
Impairment charges				2,791,000
Goodwill impairment charges			0	0	0
Number of Franchisees			2
Deferred financing costs			13,000,000	11,100,000
Write-off of unamortized deferred financing costs			8,300,000
Rental income			4,200,000	3,500,000	3,400,000
ARO liabilities recognized			3,259,000	2,631,000	2,336,000
Accretion expense attributable to ARO liabilities			235,000	212,000	200,000
Franchise revenues			4,200,000	4,100,000	3,800,000
Commission income			2,700,000	2,200,000	2,000,000
Deferred revenue liability			2 years
Income for the unused portion of gift cards			2 years
Breakage income			300,000	200,000	300,000
Depreciation expense			2,900,000	3,400,000	3,500,000
Vendor allowance			1,600,000	1,400,000
Depreciation expenses			60,800,000	58,400,000	67,000,000
Payment Under Stock Incentive Plan	6,800,000		5,000,000
Number of reportable segment			1
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Deductibles and self-insured retentions range			100,000
Compensation expenses Vesting Period			3 years
Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Deductibles and self-insured retentions range			1,000,000
Compensation expenses Vesting Period			5 years
Pharmacy [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Services offered by supermarkets			78
Fuel [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Services offered by supermarkets			47
Selling and General Expenses [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Depreciation expenses			200,000	200,000	200,000
Administration Expenses [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Depreciation expenses			$ 11,400,000	$ 11,500,000	$ 10,400,000

Schedule of Additional Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Cash paid during the year for:
Interest	$ 61,984	$ 58,800	$ 56,933
Income taxes	124	190	151
Non-cash items:
Unpaid capital expenditures	4,907	1,718	6,107
Assets acquired under capital leases	$ 4,663	$ 365	$ 5,349

Schedule of Carrying and Estimated Values of Debt Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Carrying value of debt instruments:
Current portion of capital lease obligations	$ 14,056	$ 14,357	$ 12,701
Current portion of long-term debt	2,271	2,271	434
Long-term capital lease obligations	142,180	149,503	159,814
Long-term debt	650,622	495,446	355,240
Total carrying value of debt instruments	809,129	661,577	528,189
Fair value of debt instruments	827,576	632,552	530,652
(Deficiency) excess of carrying value over fair value	$ (18,447)	$ 29,025	$ (2,463)

Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 29, 2012
Land and land improvements [Member]
Estimated useful lives of property and equipment
Property Life	Indefinite
Buildings [Member] | Maximum [Member]
Estimated useful lives of property and equipment
Useful life	40 years
Buildings [Member] | Minimum [Member]
Estimated useful lives of property and equipment
Useful life	30 years
Leasehold improvements [Member]
Estimated useful lives of property and equipment
Property Life	Lesser of 3 - 20 years or remaining lease term
Equipment [Member] | Maximum [Member]
Estimated useful lives of property and equipment
Useful life	10 years
Equipment [Member] | Minimum [Member]
Estimated useful lives of property and equipment
Useful life	2 years
Automobiles [Member] | Maximum [Member]
Estimated useful lives of property and equipment
Useful life	10 years
Automobiles [Member] | Minimum [Member]
Estimated useful lives of property and equipment
Useful life	3 years
IT software and equipment [Member] | Maximum [Member]
Estimated useful lives of property and equipment
Useful life	5 years
IT software and equipment [Member] | Minimum [Member]
Estimated useful lives of property and equipment
Useful life	3 years

Weighted Average Amortization periods for Intangible Assets (Detail)	12 Months Ended
Dec. 29, 2012
Tradename - indefinite [Member]
Amortization period of intangible assets
Indefinite life	Indefinite life
Customer relationships [Member]
Amortization period of intangible assets
Useful Life	8 years 4 months 24 days
Favorable Lease Rights [Member]
Amortization period of intangible assets
Useful Life	9 years 9 months 18 days
Franchise agreements [Member]
Amortization period of intangible assets
Useful Life	11 years
Tradenames - finite [Member]
Amortization period of intangible assets
Useful Life	8 years 9 months 18 days
Other [Member]
Amortization period of intangible assets
Useful Life	5 years

Summary of Sales Revenue by Type of Product (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									4 Months Ended		6 Months Ended				12 Months Ended
	Jul. 13, 2013		Dec. 29, 2012	Oct. 06, 2012	Jul. 14, 2012		Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012	Apr. 23, 2011	Jul. 13, 2013		Jul. 14, 2012		Dec. 29, 2012		Dec. 31, 2011		Jan. 01, 2011
Sales revenue by type of similar product
Sales revenue	$ 601,275		$ 560,167	$ 538,431	$ 562,361		$ 540,113	$ 538,606	$ 559,514	$ 704,380	$ 717,259	$ 1,337,084		$ 1,266,741		$ 2,365,339		$ 2,355,492		$ 2,257,536
Sale revenue percentage	100.00%				100.00%							100.00%		100.00%		100.00%		100.00%		100.00%
Non-perishables [Member]
Sales revenue by type of similar product
Sales revenue	334,143	[1]			310,620	[1]						753,195	[1]	709,027	[1]	1,337,030	[1]	1,335,913	[1]	1,307,304	[1]
Sale revenue percentage	55.60%	[1]			55.20%	[1]						56.30%	[1]	56.00%	[1]	56.50%	[1]	56.70%	[1]	57.90%	[1]
Perishables [Member]
Sales revenue by type of similar product
Sales revenue	173,674	[2]			157,382	[2]						370,073	[2]	341,381	[2]	631,621	[2]	624,490	[2]	605,684	[2]
Sale revenue percentage	28.90%	[2]			28.00%	[2]						27.70%	[2]	27.00%	[2]	26.70%	[2]	26.50%	[2]	26.80%	[2]
Fuel [Member]
Sales revenue by type of similar product
Sales revenue	53,051				53,241							119,669		118,127		218,815		204,193		150,012
Sale revenue percentage	8.80%				9.50%							9.00%		9.30%		9.30%		8.70%		6.60%
Pharmacy [Member]
Sales revenue by type of similar product
Sales revenue	36,147				37,085							84,412		88,872		160,069		174,437		179,518
Sale revenue percentage	6.00%				6.60%							6.30%		7.00%		6.80%		7.40%		8.00%
Other [Member]
Sales revenue by type of similar product
Sales revenue	$ 4,260	[3]			$ 4,033	[3]						$ 9,735	[3]	$ 9,334	[3]	$ 17,804	[3]	$ 16,459	[3]	$ 15,018	[3]
Sale revenue percentage	0.70%	[3]			0.70%	[3]						0.70%	[3]	0.70%	[3]	0.70%	[3]	0.70%	[3]	0.70%	[3]

[1]	Non-perishables consist of grocery, dairy, frozen, general merchandise, health and beauty care and other non-perishable related products.
[2]	Perishables consist of produce, meat, seafood, bakery, deli, floral, prepared foods and other perishable related products.
[3]	Other primarily consists of franchise income and service commission income, such as lottery, money orders and money transfers.

Business Acquisition - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 14, 2012	Jul. 14, 2012	Dec. 29, 2012	Oct. 31, 2012	Jul. 14, 2012 Supermarkets [Member]	Jul. 13, 2013 Supermarkets [Member]	Jul. 13, 2013 Supermarkets [Member]	Dec. 29, 2012 Supermarkets [Member]
Business Acquisition (Additional Textual) [Abstract]
Cash consideration				$ 27,600,000
Transaction cost	400,000	700,000	1,300,000		1,300,000
Acquired supermarkets contributed net sales						27,600,000	54,400,000	22,300,000
Acquired supermarkets contributed operating income						$ 400,000	$ (1,000,000)	$ 500,000

Summary of Final Allocation of Purchase Price to Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Jul. 13, 2013 GU Acquisition [Member]	Dec. 29, 2012 GU Acquisition [Member]	Dec. 29, 2012 Initial Estimate [Member] GU Acquisition [Member]	Dec. 29, 2012 Adjustments [Member] GU Acquisition [Member]
Assets acquired:
Accounts receivable		$ 33	$ 33	$ 28	$ 5
Inventory		7,265	7,265	7,358	(93)
Prepaid expenses		325	325	325
Property and equipment		7,898	7,898	7,235	663
Goodwill		12,769	12,769	12,947	(178)
Favorable lease rights		2,197	2,197	2,385	(188)
Tradenames		1,000	1,000	1,000
Total assets acquired		31,487	31,487	31,278	209
Liabilities assumed:
Accrued expenses and other current liabilities		803	803	803
Unfavorable lease rights		2,172	2,172	2,244	(72)
Capital lease obligation		872	872	872
Total liabilities assumed		3,847	3,847	3,919	(72)
Acquisition price	$ 27,600	$ 27,640	$ 27,640	$ 27,359	$ 281

Unaudited Pro Forma Results for GU Acquisition (Detail) (GU Acquisition [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 14, 2012	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011
GU Acquisition [Member]
Unaudited Pro Forma Financial Information
Net sales	$ 587,009	$ 1,316,745	$ 2,441,323	$ 2,453,012
Operating income	25,709	43,673	73,814	70,859
Net (loss) income	$ 11,648	$ 10,930	$ (17,692)	$ 7,866

Summary of Accounts Receivable Net of Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Accounts Receivable, net
Allowance for doubtful accounts		$ (414)	$ (854)
Accounts receivable, net	65,041	53,475	55,987
Vendor receivables [Member]
Accounts Receivable, net
Accounts receivable, net		30,305	28,034
Credit and debit card receivables [Member]
Accounts Receivable, net
Accounts receivable, net		8,685	10,692
Pharmacy receivables [Member]
Accounts Receivable, net
Accounts receivable, net		7,509	8,364
Other receivables [Member]
Accounts Receivable, net
Accounts receivable, net		$ 7,390	$ 9,751

Summary of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Property and Equipment, net
Total at cost		$ 425,863	$ 381,602
Accumulated depreciation		(212,143)	(170,559)
Property, Plant and Equipment, Gross		213,720	211,043
Property, equipment and automobiles under capital leases, net of accumulated depreciation		136,929	147,220
Property and equipment, net	343,483	350,649	358,263
Land [Member]
Property and Equipment, net
Total at cost		10,301	9,973
Land improvements [Member]
Property and Equipment, net
Total at cost		9,438	9,440
Buildings [Member]
Property and Equipment, net
Total at cost		57,576	57,465
Leasehold improvements [Member]
Property and Equipment, net
Total at cost		109,928	93,989
Equipment [Member]
Property and Equipment, net
Total at cost		199,397	174,372
IT software and equipment [Member]
Property and Equipment, net
Total at cost		$ 39,223	$ 36,363

Summary of Assets Under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Property Plant equipment under capital leases
Total at cost	$ 209,704	$ 205,408
Accumulated depreciation	(72,775)	(58,188)
Capital lease assets, net	136,929	147,220
Land [Member]
Property Plant equipment under capital leases
Total at cost	48,829	48,829
Buildings [Member]
Property Plant equipment under capital leases
Total at cost	148,633	145,829
Equipment [Member]
Property Plant equipment under capital leases
Total at cost	8,841	8,116
Automobiles [Member]
Property Plant equipment under capital leases
Total at cost	$ 3,401	$ 2,634

Property and Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Property and Equipment, Net (Textual) [Abstract]
Depreciation expenses	$ 60.8	$ 58.4	$ 67
Depreciation expense under capital leases	$ 16.3	$ 16	$ 15.9

Summary of Change in Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 13, 2013	Dec. 31, 2011	Dec. 29, 2012 GU Acquisition [Member]	Dec. 29, 2012 Independent Supermarkets [Member]
Changes in goodwill
Goodwill, Beginning Balance	$ 15,002	$ 462
Acquisition	4,306		12,769	1,771
Goodwill, Ending Balance	$ 19,308	$ 462

Goodwill and Intangible Assets, Net - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 13, 2013	Jul. 14, 2012	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Goodwill and Intangible Assets Net (Textual) [Abstract]
Goodwill impairment charges					$ 0	$ 0	$ 0
Amortization expense	1,900,000	1,600,000	4,500,000	3,900,000	8,600,000	8,700,000	10,300,000
Contra expense related to amortization of unfavorable lease rights	400,000		900,000		1,600,000
2013	3,680,000		3,680,000		8,153,000
2014	6,963,000		6,963,000		6,962,000
2015	5,744,000		5,744,000		5,743,000
2016	4,283,000		4,283,000		4,282,000
2017	3,112,000		3,112,000		3,111,000
Thereafter	5,237,000		5,237,000		5,236,000
Tradename [Member]
Goodwill and Intangible Assets Net (Textual) [Abstract]
Impairment			0	0	0	0	0
Unfavorable Lease Rights [Member]
Goodwill and Intangible Assets Net (Textual) [Abstract]
2013	700,000		700,000		1,500,000
2014	1,300,000		1,300,000		1,300,000
2015	1,200,000		1,200,000		1,200,000
2016	1,100,000		1,100,000		1,100,000
2017	900,000		900,000		900,000
Thereafter	2,400,000		2,400,000		2,400,000
Unamortized balance of unfavorable lease rights	$ 7,600,000		$ 7,600,000

Summary of Intangible Assets Net of Accumulated Amortization (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Intangible assets, net of accumulated amortization
Gross Carrying Amount	$ 119,725	$ 119,980	$ 103,945
Accumulated Amortization	(49,695)	(45,482)	(32,282)
Net Carrying Amount	70,030	74,498	71,663
Weighted Average Amortization Period	9 years 4 months 24 days	9 years 3 months 18 days
Tradename - indefinite [Member]
Intangible assets, net of accumulated amortization
Indefinite-Lived - Gross Carrying Amount	41,011	41,011	41,011
Weighted Average Amortization Period, Indefinite Life	Indefinite life	Indefinite life
Favorable/unfavorable lease rights [Member]
Intangible assets, net of accumulated amortization
Gross Carrying Amount	32,651	32,826	17,789
Accumulated Amortization	(16,582)	(14,759)	(6,610)
Net Carrying Amount	16,069	18,067	11,179
Weighted Average Amortization Period	9 years 9 months 18 days	9 years 9 months 18 days
Customer relationships [Member]
Intangible assets, net of accumulated amortization
Gross Carrying Amount	28,596	28,591	28,591
Accumulated Amortization	(24,173)	(22,794)	(19,643)
Net Carrying Amount	4,423	5,797	8,948
Weighted Average Amortization Period	8 years 4 months 24 days	8 years 4 months 24 days
Franchise agreements [Member]
Intangible assets, net of accumulated amortization
Gross Carrying Amount	11,538	11,538	11,538
Accumulated Amortization	(5,896)	(5,331)	(4,288)
Net Carrying Amount	5,642	6,207	7,250
Weighted Average Amortization Period	11 years	11 years
Tradenames - finite [Member]
Intangible assets, net of accumulated amortization
Gross Carrying Amount	5,310	5,310	4,310
Accumulated Amortization	(2,681)	(2,222)	(1,504)
Net Carrying Amount	2,629	3,088	2,806
Weighted Average Amortization Period	8 years 9 months 18 days	8 years 9 months 18 days
Other [Member]
Intangible assets, net of accumulated amortization
Gross Carrying Amount	619	704	706
Accumulated Amortization	(363)	(376)	(237)
Net Carrying Amount	$ 256	$ 328	$ 469
Weighted Average Amortization Period	5 years	5 years

Schedule of Future Amortization of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012
Expected future amortization of intangible assets
2013	$ 3,680	$ 8,153
2014	6,963	6,962
2015	5,744	5,743
2016	4,283	4,282
2017	3,112	3,111
Thereafter	$ 5,237	$ 5,236

Other Assets - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended				12 Months Ended	1 Months Ended
	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Dec. 14, 2012 ABL Credit Facility [Member]	Oct. 09, 2009 ABL Credit Facility [Member]	Jan. 29, 2010 ABL Credit Facility [Member]	Feb. 12, 2010 Bridge Loan [Member]	Jan. 29, 2010 Bridge Loan [Member]	Jan. 29, 2010 ABL Facility [Member]	Dec. 20, 2012 Senior Notes [Member]	Feb. 12, 2010 Senior Notes [Member]	Oct. 09, 2009 Senior Notes [Member]	Feb. 12, 2010 Term Loan Facility [Member]	Jan. 29, 2010 Term Loan Facility [Member]	May 15, 2013 Holding Two [Member]
Other Assets (Textual) [Abstract]
Senior secured notes issued										$ 25,000,000		$ 460,000,000	$ 75,000,000	$ 275,000,000		$ 11,000,000	$ 150,000,000
Capitalized cost						800,000	1,800,000	800,000		700,000		12,200,000	3,900,000	9,900,000		400,000	7,100,000
Maximum borrowing capacity											41,000,000
Increase in maximum borrowing capacity								30,000,000
Unamortized deferred financing costs			8,300,000				500,000		700,000			7,800,000			300,000
Amortization of Financing Costs	1,357,000	1,520,000	2,847,000	2,661,000	2,367,000
Net of accumulated amortization			100,000	5,500,000
Deferred financing costs			$ 13,000,000	$ 11,100,000

Summary of Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Accrued expenses and other current liabilities
Wages, taxes and benefits	$ 14,408	$ 20,585	$ 21,779
Lottery	11,208	10,787	10,124
Professional and legal fees	3,482	6,459	1,538
Gift cards	2,804	6,196	4,517
Property and equipment expenditures	3,792	4,907	1,718
Self-insurance reserves	4,973	4,784	3,468
Union medical, pension and 401(k)	6,077	4,518	3,226
Utilities	2,168	2,404	2,192
Repairs and maintenance	1,972	2,164	2,271
Money orders	1,858	1,868	3,133
Sales and use tax	4,591	1,129	964
Interest payable	5,552	1,072	7,846
Other	11,267	8,867	11,901
Accrued expenses and other current liabilities, Total	$ 74,152	$ 75,740	$ 74,677

Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Leases (Textual) [Abstract]
Leases expire year	2032	2032
Leases term	25 years	25 years
Capital lease obligations	$ 48.8	$ 48.8	$ 48.8
Underlying cash payments to remove the related land and obligations	0	0
Rental expense related to operating leases		25.4	22.3	22.5
Sublease rental income		4.2	3.5	3.4
Selling and General Expenses [Member]
Leases (Textual) [Abstract]
Rental expense related to operating leases		0.4	0.8	0.7
Administration Expenses [Member]
Leases (Textual) [Abstract]
Rental expense related to operating leases		$ 1.4	$ 2.1	$ 2.1
Minimum [Member]
Leases (Textual) [Abstract]
Leases expire year	2023	2023
Maximum [Member]
Leases (Textual) [Abstract]
Leases expire year	2068	2068

Schedule of Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Schedule of future minimum lease payments for capital and operating lease and sublease rental income
Less current obligations	$ (14,056)	$ (14,357)	$ (12,701)
Long-term obligations	142,180	149,503	159,814
Operating Leases 2013		28,176
Operating Leases 2014		28,916
Operating Leases 2015		31,424
Operating Leases 2016		33,101
Operating Leases 2017		34,968
Operating Leases Thereafter		193,835
Operating Leases, Total		350,420
Future Expected Sub-lease Income 2013		3,539
Future Expected Sub-lease Income 2014		1,876
Future Expected Sub-lease Income 2015		1,403
Future Expected Sub-lease Income 2016		1,052
Future Expected Sub-lease Income 2017		888
Future Expected Sub-lease Income, Thereafter		2,657
Future Expected Sub-lease Income, Total		11,415
Assets Under Capital Leases Excluding Land [Member]
Schedule of future minimum lease payments for capital and operating lease and sublease rental income
Capital Leases 2013	13,546	30,254
Capital Leases 2014	28,121	28,006
Capital Leases 2015	25,374	25,279
Capital Leases 2016	24,040	23,951
Capital Leases 2017	19,950	19,937
Thereafter	65,842	65,843
Total Capital Leases	176,873	193,270
Less amounts representing interest	(69,466)	(78,239)
Present value of net minimum lease payments	107,407	115,031
Less current obligations	(14,056)	(14,357)
Long-term obligations	$ 93,351	$ 100,674

Summary of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011	Jul. 13, 2013 2017 ABL Facility [Member]	Dec. 29, 2012 2017 ABL Facility [Member]	Dec. 31, 2011 2013 ABL Facility [Member]	Dec. 29, 2012 2017 Notes [Member]	Dec. 31, 2011 2015 Notes [Member]	Jul. 13, 2013 Other loans [Member]	Dec. 29, 2012 Other loans [Member]	Dec. 31, 2011 Other loans [Member]	Jul. 13, 2013 Mortgage note payable [Member]	Dec. 29, 2012 Mortgage note payable [Member]	Dec. 31, 2011 Mortgage note payable [Member]	Jul. 13, 2013 Holding One [Member]	Dec. 29, 2012 Holding One [Member]	Jul. 13, 2013 Holding Two [Member]	May 15, 2013 Holding Two [Member]
Long-term debt
Notes							$ 460,000	$ 350,000							$ 460,000	$ 460,000	$ 150,000
Discount on notes								(2,495)									(1,463)	(1,500)
ABL Facility				41,800	35,000	5,000
Other loans									2,000	2,011	2,219
Mortgage note payable												556	706	950
Total debt	652,893	497,717	355,674
Current portion	(2,271)	(2,271)	(434)
Total long-term debt	$ 650,622	$ 495,446	$ 355,240

Debt - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended							12 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended					1 Months Ended				1 Months Ended
	May 15, 2013	Dec. 20, 2012	Jul. 26, 2010	Jul. 13, 2013	Jul. 14, 2012	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Dec. 29, 2012 2013 ABL Facility [Member]	Dec. 31, 2011 2013 ABL Facility [Member]	Jan. 02, 2010 2013 ABL Facility [Member]	Dec. 29, 2012 2013 ABL Facility [Member] Letter of Credit [Member]	Dec. 29, 2012 2013 ABL Facility [Member] LIBOR Plus [Member]	Jul. 13, 2013 2017 ABL Facility [Member]	Dec. 29, 2012 2017 ABL Facility [Member]	Dec. 14, 2012 2017 ABL Facility [Member]	Jul. 13, 2013 2017 ABL Facility [Member] Letter of Credit [Member]	Dec. 29, 2012 2017 ABL Facility [Member] Letter of Credit [Member]	Dec. 29, 2012 2017 ABL Facility [Member] Prime Rate Plus [Member]	Dec. 29, 2012 2017 ABL Facility [Member] LIBOR Plus [Member]	Dec. 29, 2012 2015 Notes [Member]	Jan. 01, 2011 2015 Notes [Member]	Jan. 02, 2010 2015 Notes [Member]	Dec. 20, 2012 2015 Notes [Member]	Dec. 31, 2011 2015 Notes [Member]	Dec. 20, 2012 2017 Notes [Member]	May 15, 2013 Holding Two [Member]	Jul. 13, 2013 Holding Two [Member]	Jul. 13, 2013 Holding Two [Member] Condition One [Member]	Dec. 20, 2012 Holding One [Member]	Dec. 29, 2012 Old Senior Secured Notes [Member]
Debt (Additional Textual) [Abstract]
Senior secured notes issued																								$ 75,000,000	$ 275,000,000			$ 460,000,000	$ 150,000,000			$ 460,000,000
Interest rate, notes																								10.13%	10.13%			8.88%	8.75%		9.50%	8.88%
Maturity date of senior notes																	Dec 14, 2017							Oct 15, 2015	Oct 15, 2015			Dec 15, 2017	Jun 15, 2018			Dec 15, 2017
Dividend to shareholders	141,900,000	100,000,000
Semi-annual interest payments date								The 2017 Notes mature December 15, 2017 and require semi-annual interest payments on June 15 and December 15 beginning on June 15, 2013																					The Holding II Notes mature June 15, 2018 and require semi-annual interest payments on June 15 and December 15 beginning on December 15, 2013.			The Holding I Notes mature December 15, 2017 and require semi-annual interest payments on June 15 and December 15.
Notes deposited in irrevocable trust																										377,300,000
Repay of notes																							350,000,000
Redemption Premium Payment								20,901,000															17,700,000
Unpaid interest																							9,600,000
Prepaid interest																										3,200,000
Write off of unamortized deferred financing costs								8,300,000															7,800,000
Unamortized net discount on Notes																							2,000,000
Maximum borrowing capacity in ABL Facility													100,000,000					125,000,000
Unused availability under the ABL Facility												70,400,000				53,100,000	54,500,000
Letters of credit outstanding														13,100,000					15,200,000	14,800,000
Revolving ABL Facility expiry date											Oct 9, 2013
Increase in capacity upon met specified condition																		50,000,000
Effective interest rate on borrowings under the ABL Facility																2.13%	2.06%
Revolving interest rate basis points															150 to 200 basis points						50 to 100 basis points	150 to 200 basis points
Interest expense, net				16,742,000	13,709,000	35,714,000	32,021,000	58,893,000	61,698,000	61,231,000
Capital lease interest								18,000,000	20,100,000	21,500,000
Proceeds from long-term debt borrowings						148,500,000		460,000,000		112,125,000																			148,500,000
Debt original issue discount																											2,495,000		1,500,000	1,463,000
Dividend per share paid	$ 980	$ 690.72	$ 207.22
Repayments of long-term debt borrowings						$ 161,000	$ 250,000	$ 350,452,000	$ 409,000	$ 36,377,000																							$ 350,000,000

Schedule of Payments Outstanding Excluding Capital leases (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Principal payments required to be made on outstanding debt
2013		$ 2,271
2014		280
2015		166
2016
2017		495,000
Thereafter
Total debt	$ 652,893	$ 497,717	$ 355,674

Impairment Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Store
Three Supermarkets [Member]
Impairment Charges (Textual) [Abstract]
Sale of Supermarkets	3
Recorded impairment within the condensed consolidated statements of operations and other comprehensive income	$ 1.9
Additional Supermarket Acquired [Member]
Impairment Charges (Textual) [Abstract]
Recorded impairment within the condensed consolidated statements of operations and other comprehensive income	$ 0.9

Summary of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended							4 Months Ended		6 Months Ended		12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012	Oct. 06, 2012	Jul. 14, 2012	Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012	Apr. 23, 2011	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Current:
Federal												$ 3	$ 30	$ 192
State												41	16	3
Total current	1			55							55	44	46	195
Deferred:
Federal												(7,716)	1,526	(19,476)
State												(1,459)	(506)	(1,624)
Change in valuation allowance												10,539	229	11,901	13,900
Total deferred	377			297						805	667	1,364	1,249	(9,199)
Total income tax expense (benefit)	$ 378	$ 347	$ 339	$ 352	$ 305	$ 305	$ 318	$ 370	$ 367	$ 805	$ 722	$ 1,408	$ 1,295	$ (9,004)

Reconciliation of Statutory Federal Income Tax Expense to Effective Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended							4 Months Ended		6 Months Ended		12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012	Oct. 06, 2012	Jul. 14, 2012	Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012	Apr. 23, 2011	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Reconciliations of the statutory federal income tax expense (benefit) to the effective tax expense (benefit)
Statutory federal income tax (benefit) expense												$ (7,540)	$ 2,494	$ (12,585)
Valuation allowance												10,539	229	11,901	13,900
State income tax benefit, net of federal benefit												(1,471)	(496)	(1,622)
Non-deductible expenses												69	143	170
Benefit of federal tax credits												(63)	(1,107)	(1,182)
Non-taxable gain on bargain purchase														(5,489)
ASC 740 adjustment														192
Other												(126)	32	(389)
Total income tax expense (benefit)	$ 378	$ 347	$ 339	$ 352	$ 305	$ 305	$ 318	$ 370	$ 367	$ 805	$ 722	$ 1,408	$ 1,295	$ (9,004)

Summary of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Current deferred tax assets (liabilities):
Inventory and other reserves		$ (2)	$ 313
Prepaid taxes, insurance and service contracts		5,536	3,826
Other		3,176	2,559
Valuation allowance		(6,786)	(4,727)
Current net deferred tax assets	1,924	1,924	1,971
Non-current deferred tax assets (liabilities):
Capital leases		11,441	10,091
Property and equipment depreciation		(2,544)	755
Goodwill and intangible assets		(12,335)	(13,938)
Federal and state net operating loss carryforwards and federal credits		26,179	19,308
Valuation allowance		(31,247)	(21,299)
Other		2,880	774
Non-current net deferred tax liabilities	(6,431)	(5,626)	(4,309)
Net deferred tax liabilities		$ (3,702)	$ (2,338)

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 13, 2013	Jul. 14, 2012	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	Dec. 31, 2007
Income Taxes Textual [Abstract]
Expiration dates for operating losses					Beginning in 2027
Valuation allowance					$ 10,539,000	$ 229,000	$ 11,901,000	$ 13,900,000
Additional Valuation Allowance Recorded in Other Comprehensive Loss					1,500,000
Gross unrecognized tax benefits for uncertain tax positions									900,000
Accrued interest and penalties, paid								200,000
Overall effective tax rate	(7.70%)	3.60%	(9.20%)	6.60%
Effective tax rate without adjustments to valuation allowance and discrete charges	43.00%	39.60%	19.50%	39.60%
United States Federal Tax [Member]
Income Taxes Textual [Abstract]
Operating losses net					59,100,000
Federal tax credits					3,200,000
State and Local Jurisdiction [Member]
Income Taxes Textual [Abstract]
Operating losses net					$ 50,000,000

Shareholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended						12 Months Ended		12 Months Ended			12 Months Ended
	May 31, 2013	May 16, 2013	May 15, 2013	Dec. 20, 2012	Jul. 26, 2010	Jan. 29, 2010	Jul. 13, 2013	Jul. 14, 2012	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010	May 15, 2013 Holding Notes [Member]	Jul. 13, 2013 Holding Notes [Member]	Jul. 13, 2013 Holding Notes [Member]	Dec. 29, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Jan. 01, 2011 Stock Options [Member]	Dec. 20, 2012 Stock Options [Member] Exercise Prices in Excess of $400 [Member]	May 15, 2013 Before Amendment [Member] Holding Notes [Member]	May 15, 2013 After Amendment [Member] Holding Notes [Member]	Dec. 29, 2012 Minimum [Member]	Jan. 27, 2010 Minimum [Member]	Dec. 29, 2012 Minimum [Member] Stock Options [Member]	Dec. 29, 2012 Maximum [Member]	Jan. 27, 2010 Maximum [Member]	Dec. 29, 2012 Maximum [Member] Stock Options [Member]
Shareholders' Deficit (Textual) [Abstract]
Board of Directors increased the number of common shares							300,000		300,000		300,000	300,000													200,000			300,000
Proceeds from issuance of common stock						$ 30,000,000							$ 30,000,000
Common stock issued by company						44,776	156,116		156,116		144,776	144,776
Dividend paid by company to its shareholders			141,900,000	100,000,000	30,000,000				141,920,000		100,000,000		30,000,000
Dividend paid to shareholders per common stock outstanding			$ 980	$ 690.72	$ 207.22
Stock Plan which increased the number of shares of common stock											13,600
Vesting period of stock options																								3 years		3 years	5 years		5 years
Expiration period of stock options from grant date																		10 years
Outstanding options, number of shares											11,340	11,340	11,465	7,550	11,340						4,645
Outstanding options with exercise price, per share, in excess of exercise price											$ 400	$ 654	$ 658	$ 413				$ 400				$ 400	$ 20
Incremental stock based compensation expense																		600,000
Share-based compensation expense																3,500,000	3,500,000	300,000
Remaining stock based compensation expense recorded over remaining vesting periods																		300,000
Share-based compensation expense included in administrative expenses							3,610,000	264,000	3,826,000	616,000	1,451,000	1,140,000	715,000					1,100,000	1,100,000	700,000
Weighted average fair values of the stock options granted													$ 407.07
Unrecognized non-vested stock-based compensation																		1,300,000
Recorded compensation expense related to grants											700,000
Remaining weighted average vesting period for stock options											1 year 6 months
Reduction in exercise price															$ 380
Make hold payment per option		$ 600
Payments to option holders		6,800,000									5,000,000
Proceeds from stock option exercises	$ 200,000								$ 227,000

Summary of Status and Changes of Stock Options Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 29, 2012		Dec. 31, 2011	Jan. 01, 2011
Summary of status and changes of stock options outstanding under Stock Plan
Outstanding, Number of Shares, Beginning balance	11,340		11,465	7,550
Number of stock options granted				4,470
Forfeited, Number of Shares			(125)	(555)
Outstanding, Number of Shares, Ending balance	11,340		11,340	11,465
Outstanding, Weighted Average Exercise Price Per Share, Beginning balance	$ 654		$ 658	$ 413
Vested and expected to vest, Number of Shares	11,340
Granted, Weighted Average Exercise Price Per Share				$ 1,040
Options exercisable-December 29, 2012	5,833
Forfeited, Weighted Average Exercise Price Per Share			$ 1,040	$ 400
Outstanding, Weighted Average Exercise Price Per Share, Ending balance	$ 400		$ 654	$ 658
Vested and expected to vest, Weighted Average Exercise Price Per Share	$ 400
Options exercisable, Weighted Average Exercise Price Per Share	$ 400
Vested and expected to vest, Average Remaining Contractual Term - (In Years)	2 years 10 months 24 days
Vested and expected to vest, Aggregate Intrinsic Value	$ 816	[1]

[1]	The intrinsic value is calculated based on the difference between the weighted average exercise price per share and the fair market value of the Company's common stock as of December 29, 2012 of $472 per share.

Summary of Status and Changes of Stock Options Outstanding (Parenthetical) (Detail) (USD $)	Dec. 29, 2012
Summary of status and changes of stock options outstanding under Stock Plan
Intrinsic value per share	$ 472

Assumption for Weighted Average Fair Value of Stock Options (Detail)	12 Months Ended
Jan. 01, 2011
Summary of assumptions used to estimate weighted average fair values of the stock options granted
Estimated life in years	6 years 2 months 12 days
Expected volatility	37.60%
Expected dividends
Risk-free rate	1.60%

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 29, 2010	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Related Party Transactions (Additional Textual) [Abstract]
Amount received from the issuance of common stock to related parties	$ 30,000,000					$ 30,000,000
Annual monitoring fee paid		500,000	500,000	1,000,000	1,000,000	1,000,000
Morgan Stanley [Member]
Related Party Transactions (Additional Textual) [Abstract]
Bridge loan						25,000,000
MSPE [Member]
Related Party Transactions (Additional Textual) [Abstract]
Annual monitoring fee		800,000		800,000
Graycliff [Member]
Related Party Transactions (Additional Textual) [Abstract]
Annual monitoring fee		$ 200,000		$ 200,000

Summary of Components of Net Pension Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
SERP [Member]
Components of net pension cost related to the SERP and other post-retirement plans
Interest cost	$ 162	$ 214	$ 234
Service cost
Net pension cost	162	214	234
Other Post-Retirement Plans [Member]
Components of net pension cost related to the SERP and other post-retirement plans
Interest cost	104	111	112
Service cost	3	3	3
Net pension cost	$ 107	$ 114	$ 115

Schedule of Future Benefit Payments Related to SERP and Other Post-retirement Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
SERP [Member]
Estimated future benefit payments related to the SERP and other post-retirement plans
2013	$ 620
2014	590
2015	558
2016	523
2017	486
Subsequent five years	1,832
Other Post-Retirement Plans [Member]
Estimated future benefit payments related to the SERP and other post-retirement plans
2013	236
2014	234
2015	207
2016	202
2017	246
Subsequent five years	$ 1,139

Schedule of Changes in Benefit Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
SERP [Member]
Changes in benefit obligation related to the SERP and other post-retirement plans
Benefit obligation, beginning balance	$ 5,052	$ 4,868
Interest cost	162	214	234
Service cost
Actuarial loss	614	620
Total disbursements	(637)	(650)
Benefit obligation, ending balance	5,191	5,052	4,868
Other Post-Retirement Plans [Member]
Changes in benefit obligation related to the SERP and other post-retirement plans
Benefit obligation, beginning balance	2,657	2,490
Interest cost	104	111	112
Service cost	3	3	3
Actuarial loss	1,785	309
Total disbursements	(384)	(256)
Benefit obligation, ending balance	$ 4,165	$ 2,657	$ 2,490

Summary of Benefit Obligations Classified in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011
Defined benefit plan unfunded status of plan
Other long-term liabilities	$ 38,886	$ 38,871	$ 23,893
Total liabilities	1,020,999	859,274	706,676
SERP [Member]
Defined benefit plan unfunded status of plan
Accrued expenses and other current liabilities		620	599
Other long-term liabilities		4,571	4,453
Total liabilities		5,191	5,052
Other Post-Retirement Plans [Member]
Defined benefit plan unfunded status of plan
Accrued expenses and other current liabilities		236	259
Other long-term liabilities		3,929	2,398
Total liabilities		$ 4,165	$ 2,657

Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Retirement Plans (Textual) [Abstract]
Company incurred expense related to 401(k) plan	$ 2.5	$ 2.5	$ 2.1
Company made contributions	9.4	8.9	8.3
Maximum [Member]
Retirement Plans (Textual) [Abstract]
Matching contributions of Company of participant's eligible compensation	100.00%
Eligible contributions criteria according to plan contributions	3.00%
Percentage of plan for red zone	65.00%
Percentage of plan for yellow zone or orange zone	80.00%
Minimum [Member]
Retirement Plans (Textual) [Abstract]
Matching contributions of Company of participant's eligible compensation	50.00%
Eligible contributions criteria according to plan contributions	2.00%
Percentage of plan for green zone	80.00%
SERP [Member]
Retirement Plans (Textual) [Abstract]
Net actuarial losses included in accumulated other comprehensive (loss) income	1.9	1.4
Other Post-Retirement Plans [Member]
Retirement Plans (Textual) [Abstract]
Net actuarial losses included in accumulated other comprehensive (loss) income	$ (1.6)	$ 0.2

Summary of Discount Rate Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 29, 2012	Dec. 31, 2011
SERP [Member]
Discount rate assumptions used to determine benefit obligations
Benefit obligations	2.80%	3.40%
Other Post-Retirement Plans [Member]
Discount rate assumptions used to determine benefit obligations
Benefit obligations	3.40%	4.10%

Summary of Discount Rate Assumptions Used to Determine Net Pension Cost (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
SERP [Member]
Discount rate assumptions used to determine net pension cost
Assumptions used to determine net pension cost	3.40%	4.70%	4.90%
Other Post-Retirement Plans [Member]
Discount rate assumptions used to determine net pension cost
Assumptions used to determine net pension cost	4.10%	4.70%	5.20%

Summary of Health Care Cost Assumptions Used to Calculate Benefit Obligations (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Medical benefits portion of other post-retirement plans
Initial health care cost trend rate	6.50%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%
Year to reach ultimate trend rate	2016	2016

FIR/RP Status for Funding Improvement Plan (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
FIP/RP Status indicates plans for funding improvement plan
EIN	166144007
Plan Number	001
Pension Protection Act Zone Status	Red	Red
Tops 5% of Total Contributions	true	true
FIP/RP Status Pending / Implemented	Implemented
Surcharge imposed	No
Expiration Dates of Collective- Bargaining Agreements, First	Mar 30, 2014
Expiration Dates of Collective- Bargaining Agreements, Last	Oct 3, 2015

Commitments and Contingencies - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jul. 13, 2013 Store Agreement Employees	Dec. 29, 2012 Agreement Store Employees	Dec. 31, 2011	Jan. 01, 2011
Commitments and Contingencies (Textual) [Abstract]
Number of supermarkets acquired	21	21
Minimum purchase of product required		$ 400,000,000
Amount of purchases under contract		135,500,000	146,700,000	11,200,000
Accrued potential liability	0	0	0
Number of employed associates	14,300	13,400
Percentage of associates engaged in various unions	87.00%	88.00%
Number of collective bargaining agreements	6	6
Pending Litigation [Member]
Commitments and Contingencies (Textual) [Abstract]
Accrued amount related to legal proceedings	$ 0	$ 0	$ 0
Non Union Employee [Member]
Commitments and Contingencies (Textual) [Abstract]
Percentage of grand union acquired supermarket	26.00%	25.00%
Local One Collective Bargaining Arrangement [Member] | Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Expiration date of collective bargaining agreements	2015-10	2015-10
Local One Collective Bargaining Arrangement [Member] | Minimum [Member]
Commitments and Contingencies (Textual) [Abstract]
Expiration date of collective bargaining agreements	2014-03	2014-03
Non Local Collective Bargaining Arrangement One [Member]
Commitments and Contingencies (Textual) [Abstract]
Number of collective bargaining agreements	2	2
Expiration date of collective bargaining agreements	2015-02	2013-04
Non Local Collective Bargaining Arrangement Two [Member]
Commitments and Contingencies (Textual) [Abstract]
Expiration date of collective bargaining agreements	2016-04	2015-02

Schedule of Changes in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Changes in the Asset Retirement Obligations
Beginning balance	$ 2,631	$ 2,336
Accretion of liability	235	212	200
Incremental obligations incurred	393	83
Ending balance	$ 3,259	$ 2,631	$ 2,336

Guarantor Financial Statements - Additional Information (Detail)	Jul. 13, 2013	Dec. 29, 2012
Guarantor Financial Statements (Textual) [Abstract]
Owned by Holding	100.00%	100.00%
Owned Subsidiaries	100.00%	100.00%

Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Jul. 14, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Current assets:
Cash and cash equivalents	$ 28,446	$ 32,422	$ 53,971	$ 19,181	$ 17,419	$ 19,722
Accounts receivable, net	65,041	53,475		55,987
Intercompany receivables
Inventory, net	131,477	125,487		115,309
Prepaid expenses and other current assets	11,293	9,323		12,990
Income taxes refundable	252	237		285
Current deferred tax assets	1,924	1,924		1,971
Total current assets	238,433	222,868		205,723
Property and equipment, net	343,483	350,649		358,263
Goodwill	19,308	15,002		462
Intangible assets, net	70,030	74,498		71,663
Other assets	19,089	12,985		11,101
Investment in subsidiaries
Total assets	690,343	676,002		647,212
Current liabilities:
Accounts payable	92,401	77,460		75,608
Intercompany payables
Accrued expenses and other current liabilities	74,152	75,740		74,677
Current portion of capital lease obligations	14,056	14,357		12,701
Current portion of long-term debt	2,271	2,271		434
Current deferred tax liabilities
Total current liabilities	182,880	169,828		163,420
Capital lease obligations	142,180	149,503		159,814
Long-term debt	650,622	495,446		355,240
Other long-term liabilities	38,886	38,871		23,893
Non-current deferred tax liabilities	6,431	5,626		4,309
Total liabilities	1,020,999	859,274		706,676
Total shareholders' (deficit) equity	(330,656)	(183,272)		(59,464)	(65,511)	(38,801)
Total liabilities and shareholders' (deficit) equity	690,343	676,002		647,212
Tops Holding II Corporation [Member]
Current assets:
Cash and cash equivalents	6,807
Accounts receivable, net
Intercompany receivables
Inventory, net
Prepaid expenses and other current assets
Income taxes refundable
Current deferred tax assets
Total current assets	6,807
Property and equipment, net
Goodwill
Intangible assets, net
Other assets	6,889
Investment in subsidiaries	(191,511)	(181,474)		(58,293)
Total assets	(177,815)	(181,474)		(58,293)
Current liabilities:
Accounts payable
Intercompany payables
Accrued expenses and other current liabilities	4,304	1,798		1,171
Current portion of capital lease obligations
Current portion of long-term debt
Current deferred tax liabilities
Total current liabilities	4,304	1,798		1,171
Capital lease obligations
Long-term debt	148,537
Other long-term liabilities
Non-current deferred tax liabilities
Total liabilities	152,841	1,798		1,171
Total shareholders' (deficit) equity	(330,656)	(183,272)		(59,464)
Total liabilities and shareholders' (deficit) equity	(177,815)	(181,474)		(58,293)
Tops Holding LLC [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net
Intercompany receivables
Inventory, net
Prepaid expenses and other current assets
Income taxes refundable
Current deferred tax assets
Total current assets
Property and equipment, net
Goodwill
Intangible assets, net
Other assets
Investment in subsidiaries	(186,249)	(176,724)		(54,493)
Total assets	(186,249)	(176,724)		(54,493)
Current liabilities:
Accounts payable
Intercompany payables	5,262	4,750		3,800
Accrued expenses and other current liabilities
Current portion of capital lease obligations
Current portion of long-term debt
Current deferred tax liabilities
Total current liabilities	5,262	4,750		3,800
Capital lease obligations
Long-term debt
Other long-term liabilities
Non-current deferred tax liabilities
Total liabilities	5,262	4,750		3,800
Total shareholders' (deficit) equity	(191,511)	(181,474)		(58,293)
Total liabilities and shareholders' (deficit) equity	(186,249)	(176,724)		(54,493)
Tops Markets, LLC [Member]
Current assets:
Cash and cash equivalents	20,739	31,586	53,132	18,351	16,689	19,712
Accounts receivable, net	52,352	42,578		44,809
Intercompany receivables	5,262	4,750		3,800
Inventory, net	96,758	91,298		79,972
Prepaid expenses and other current assets	9,234	7,352		10,654
Income taxes refundable	252	237		285
Current deferred tax assets	1,317	1,316		1,363
Total current assets	185,914	179,117		159,234
Property and equipment, net	278,331	280,643		282,207
Goodwill	19,308	15,002		462
Intangible assets, net	63,787	67,262		62,684
Other assets	39,968	36,811		27,687
Investment in subsidiaries	127,362	121,350		110,306
Total assets	714,670	700,185		642,580
Current liabilities:
Accounts payable	72,201	60,429		58,359
Intercompany payables	61,980	50,835		15,556
Accrued expenses and other current liabilities	53,202	51,981		57,537
Current portion of capital lease obligations	13,627	13,955		12,348
Current portion of long-term debt	2,271	2,271		434
Current deferred tax liabilities
Total current liabilities	203,281	179,471		144,234
Capital lease obligations	139,425	146,510		156,456
Long-term debt	505,126	498,487		358,281
Other long-term liabilities	33,125	33,284		20,262
Non-current deferred tax liabilities	19,155	18,350		17,033
Total liabilities	900,112	876,102		696,266
Total shareholders' (deficit) equity	(185,442)	(175,917)		(53,686)
Total liabilities and shareholders' (deficit) equity	714,670	700,185		642,580
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	900	836	839	830	730	10
Accounts receivable, net	12,689	10,897		11,178
Intercompany receivables	61,980	50,835		15,556
Inventory, net	34,719	34,189		35,337
Prepaid expenses and other current assets	2,059	1,971		2,336
Income taxes refundable
Current deferred tax assets
Total current assets	112,347	98,728		65,237
Property and equipment, net	65,152	70,006		76,056
Goodwill
Intangible assets, net	6,243	7,236		8,979
Other assets	3,041	3,041		3,041
Investment in subsidiaries
Total assets	186,783	179,011		153,313
Current liabilities:
Accounts payable	20,200	17,031		17,249
Intercompany payables
Accrued expenses and other current liabilities	17,390	22,705		16,713
Current portion of capital lease obligations	429	402		353
Current portion of long-term debt
Current deferred tax liabilities	11	11		11
Total current liabilities	38,030	40,149		34,326
Capital lease obligations	2,755	2,993		3,358
Long-term debt
Other long-term liabilities	5,761	5,587		3,631
Non-current deferred tax liabilities	12,875	8,932		1,692
Total liabilities	59,421	57,661		43,007
Total shareholders' (deficit) equity	127,362	121,350		110,306
Total liabilities and shareholders' (deficit) equity	186,783	179,011		153,313
Eliminations [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net
Intercompany receivables	(67,242)	(55,585)		(19,356)
Inventory, net
Prepaid expenses and other current assets
Income taxes refundable
Current deferred tax assets	607	608		608
Total current assets	(66,635)	(54,977)		(18,748)
Property and equipment, net
Goodwill
Intangible assets, net
Other assets	(30,809)	(26,867)		(19,627)
Investment in subsidiaries	250,398	236,848		2,480
Total assets	152,954	155,004		(35,895)
Current liabilities:
Accounts payable
Intercompany payables	(67,242)	(55,585)		(19,356)
Accrued expenses and other current liabilities	(744)	(744)		(744)
Current portion of capital lease obligations
Current portion of long-term debt
Current deferred tax liabilities	(11)	(11)		(11)
Total current liabilities	(67,997)	(56,340)		(20,111)
Capital lease obligations
Long-term debt	(3,041)	(3,041)		(3,041)
Other long-term liabilities
Non-current deferred tax liabilities	(25,599)	(21,656)		(14,416)
Total liabilities	(96,637)	(81,037)		(37,568)
Total shareholders' (deficit) equity	249,591	236,041		1,673
Total liabilities and shareholders' (deficit) equity	$ 152,954	$ 155,004		$ (35,895)

Consolidated Statement of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										4 Months Ended			6 Months Ended		12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012		Oct. 06, 2012		Jul. 14, 2012		Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012		Apr. 23, 2011	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net sales	$ 601,275	$ 560,167		$ 538,431		$ 562,361		$ 540,113	$ 538,606	$ 559,514	$ 704,380		$ 717,259	$ 1,337,084	$ 1,266,741	$ 2,365,339	$ 2,355,492	$ 2,257,536
Cost of goods sold	(418,934)					(390,514)								(932,085)	(881,221)	(1,654,093)	(1,650,166)	(1,579,016)
Distribution costs	(11,763)					(11,511)								(26,280)	(25,278)	(46,663)	(44,189)	(44,829)
Gross profit	170,578	154,478		149,863		160,336		150,878	152,925	154,982	199,906		202,352	378,719	360,242	664,583	661,137	633,691
Operating expenses:
Wages, salaries and benefits	(80,787)					(75,125)								(184,832)	(174,355)	(320,626)	(317,738)	(310,800)
Selling and general expenses	(26,874)					(22,400)								(63,182)	(52,218)	(99,841)	(103,153)	(104,841)
Administrative expenses	(27,072)					(18,543)								(49,326)	(42,413)	(82,404)	(79,780)	(102,754)
Rent expense, net	(5,311)					(3,568)								(12,876)	(9,548)	(21,225)	(18,856)	(19,135)
Depreciation and amortization	(13,048)					(12,023)								(30,052)	(28,052)	(52,617)	(51,205)	(62,353)
Advertising	(5,682)					(5,118)								(11,449)	(10,764)	(19,314)	(18,789)	(23,175)
Impairment charges																	(2,791)
Total operating expenses	(158,774)					(136,777)								(351,717)	(317,350)	(596,027)	(592,312)	(623,058)
Operating (loss) income	11,804	7,215		18,449		23,559		15,605	20,742	14,908	19,333		17,570	27,002	42,892	68,556	68,825	10,633
Bargain purchase (Note 2)																		15,681
Loss on debt extinguishment																(31,205)		(1,041)
Interest expense, net	(16,742)					(13,709)								(35,714)	(32,021)	(58,893)	(61,698)	(61,231)
Equity (loss) income from subsidiaries
(Loss) income before income taxes	(4,938)					9,850								(8,712)	10,871	(21,542)	7,127	(35,958)
Income tax (expense) benefit	(378)	(347)		(339)		(352)		(305)	(305)	(318)	(370)		(367)	(805)	(722)	(1,408)	(1,295)	9,004
Net (loss) income	(5,316)	(37,803)	[1]	4,704	[1]	9,498	[1]	1,187	6,440	293	651	[1]	(2,088)	(9,517)	10,149	(22,950)	5,832	(26,954)
Change in post retirement benefit obligations																(2,309)	(925)	(471)
Other comprehensive income
Comprehensive (loss) income	(5,316)					9,498								(9,517)	10,149	(25,259)	4,907	(27,425)
Tops Holding II Corporation [Member]
Net sales
Cost of goods sold
Distribution costs
Gross profit
Operating expenses:
Wages, salaries and benefits
Selling and general expenses
Administrative expenses	(10,635)					(409)								(10,893)	(954)	(2,078)	(1,768)	(1,258)
Rent expense, net
Depreciation and amortization
Advertising
Impairment charges
Total operating expenses	(10,635)					(409)								(10,893)	(954)	(2,078)	(1,768)	(1,258)
Operating (loss) income	(10,635)					(409)								(10,893)	(954)	(2,078)	(1,768)	(1,258)
Bargain purchase (Note 2)
Loss on debt extinguishment
Interest expense, net	(2,401)													(2,401)
Equity (loss) income from subsidiaries	7,720					9,907								3,777	11,103	(20,872)	7,600	(25,696)
(Loss) income before income taxes	(5,316)					9,498								(9,517)	10,149	(22,950)	5,832	(26,954)
Income tax (expense) benefit
Net (loss) income	(5,316)					9,498								(9,517)	10,149	(22,950)	5,832	(26,954)
Change in post retirement benefit obligations																(2,309)	(925)	(471)
Other comprehensive income
Comprehensive (loss) income	(5,316)					9,498								(9,517)	10,149	(25,259)	4,907	(27,425)
Tops Holding LLC [Member]
Net sales
Cost of goods sold
Distribution costs
Gross profit
Operating expenses:
Wages, salaries and benefits
Selling and general expenses
Administrative expenses	(219)					(219)								(512)	(511)	(950)	(950)	(950)
Rent expense, net
Depreciation and amortization
Advertising
Impairment charges
Total operating expenses	(219)					(219)								(512)	(511)	(950)	(950)	(950)
Operating (loss) income	(219)					(219)								(512)	(511)	(950)	(950)	(950)
Bargain purchase (Note 2)
Loss on debt extinguishment
Interest expense, net
Equity (loss) income from subsidiaries	7,939					10,126								4,289	11,614	(19,922)	8,550	(23,994)
(Loss) income before income taxes	7,720					9,907								3,777	11,103	(20,872)	7,600	(24,944)
Income tax (expense) benefit																		(752)
Net (loss) income	7,720					9,907								3,777	11,103	(20,872)	7,600	(25,696)
Change in post retirement benefit obligations																(2,309)	(925)	(471)
Other comprehensive income
Comprehensive (loss) income	7,720					9,907								3,777	11,103	(23,181)	6,675	(26,167)
Tops Markets, LLC [Member]
Net sales	461,842					423,588								1,029,643	961,236	1,795,842	1,774,927	1,704,977
Cost of goods sold	(326,112)					(298,231)								(727,494)	(679,315)	(1,274,836)	(1,260,068)	(1,208,582)
Distribution costs	(8,661)					(8,279)								(19,464)	(18,280)	(33,901)	(31,638)	(31,899)
Gross profit	127,069					117,078								282,685	263,641	487,105	483,221	464,496
Operating expenses:
Wages, salaries and benefits	(60,340)					(54,433)								(137,703)	(126,620)	(233,362)	(228,947)	(223,276)
Selling and general expenses	(20,338)					(16,268)								(48,018)	(38,785)	(74,275)	(73,186)	(71,629)
Administrative expenses	(12,209)					(13,544)								(28,392)	(30,782)	(60,499)	(57,080)	(81,425)
Rent expense, net	(3,181)					(1,529)								(7,976)	(4,787)	(12,350)	(9,707)	(9,493)
Depreciation and amortization	(10,278)					(8,933)								(23,435)	(20,897)	(39,197)	(38,812)	(55,005)
Advertising	(4,341)					(3,734)								(8,790)	(7,919)	(14,307)	(13,292)	(15,819)
Impairment charges
Total operating expenses	(110,687)					(98,441)								(254,314)	(229,790)	(433,990)	(421,024)	(456,647)
Operating (loss) income	16,382					18,637								28,371	33,851	53,115	62,197	7,849
Bargain purchase (Note 2)
Loss on debt extinguishment																(31,205)		(1,041)
Interest expense, net	(14,308)					(13,665)								(33,231)	(31,916)	(58,706)	(61,469)	(61,125)
Equity (loss) income from subsidiaries	3,770					3,325								6,012	6,282	11,042	5,507	18,631
(Loss) income before income taxes	5,844					8,297								1,152	8,217	(25,754)	6,235	(35,686)
Income tax (expense) benefit	2,095					1,829								3,137	3,397	5,832	2,315	11,692
Net (loss) income	7,939					10,126								4,289	11,614	(19,922)	8,550	(23,994)
Change in post retirement benefit obligations																(2,309)	(925)	(471)
Other comprehensive income
Comprehensive (loss) income	7,939					10,126								4,289	11,614	(22,231)	7,625	(24,465)
Guarantor Subsidiaries [Member]
Net sales	139,651					138,995								308,022	306,089	570,762	581,858	553,742
Cost of goods sold	(92,822)					(92,283)								(204,591)	(201,906)	(379,257)	(390,098)	(370,434)
Distribution costs	(3,102)					(3,232)								(6,816)	(6,998)	(12,762)	(12,551)	(12,930)
Gross profit	43,727					43,480								96,615	97,185	178,743	179,209	170,378
Operating expenses:
Wages, salaries and benefits	(20,447)					(20,692)								(47,129)	(47,735)	(87,264)	(88,791)	(87,524)
Selling and general expenses	(6,754)					(6,354)								(15,745)	(14,017)	(26,831)	(31,260)	(34,395)
Administrative expenses	(4,009)					(4,371)								(9,529)	(10,166)	(18,877)	(19,982)	(19,121)
Rent expense, net	(2,130)					(2,039)								(4,900)	(4,761)	(8,875)	(9,149)	(9,642)
Depreciation and amortization	(2,770)					(3,090)								(6,617)	(7,155)	(13,420)	(12,393)	(7,348)
Advertising	(1,341)					(1,384)								(2,659)	(2,845)	(5,007)	(5,497)	(7,356)
Impairment charges																	(2,791)
Total operating expenses	(37,451)					(37,930)								(86,579)	(86,679)	(160,274)	(169,863)	(165,386)
Operating (loss) income	6,276					5,550								10,036	10,506	18,469	9,346	4,992
Bargain purchase (Note 2)																		15,681
Loss on debt extinguishment
Interest expense, net	(33)					(44)								(82)	(105)	(187)	(229)	(106)
Equity (loss) income from subsidiaries
(Loss) income before income taxes	6,243					5,506								9,954	10,401	18,282	9,117	20,567
Income tax (expense) benefit	(2,473)					(2,181)								(3,942)	(4,119)	(7,240)	(3,610)	(1,936)
Net (loss) income	3,770					3,325								6,012	6,282	11,042	5,507	18,631
Change in post retirement benefit obligations
Other comprehensive income
Comprehensive (loss) income	3,770					3,325								6,012	6,282	11,042	5,507	18,631
Eliminations [Member]
Net sales	(218)					(222)								(581)	(584)	(1,265)	(1,293)	(1,183)
Cost of goods sold
Distribution costs
Gross profit	(218)					(222)								(581)	(584)	(1,265)	(1,293)	(1,183)
Operating expenses:
Wages, salaries and benefits
Selling and general expenses	218					222								581	584	1,265	1,293	1,183
Administrative expenses
Rent expense, net
Depreciation and amortization
Advertising
Impairment charges
Total operating expenses	218					222								581	584	1,265	1,293	1,183
Operating (loss) income
Bargain purchase (Note 2)
Loss on debt extinguishment
Interest expense, net
Equity (loss) income from subsidiaries	(19,429)					(23,358)								(14,078)	(28,999)	29,752	(21,657)	31,059
(Loss) income before income taxes	(19,429)					(23,358)								(14,078)	(28,999)	29,752	(21,657)	31,059
Income tax (expense) benefit
Net (loss) income	(19,429)					(23,358)								(14,078)	(28,999)	29,752	(21,657)	31,059
Change in post retirement benefit obligations																4,618	1,850	942
Other comprehensive income
Comprehensive (loss) income	$ (19,429)					$ (23,358)								$ (14,078)	$ (28,999)	$ 34,370	$ (19,807)	$ 32,001

[1]	The net loss for the 12-week period ended December 29, 2012 includes a $31.2 million loss on debt extinguishment related to the December 2012 financing transactions. See Note 9 for further discussion.

Consolidated Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Cash flows provided by operating activities:
Net cash (used in) provided by operating activities	$ 31,727	$ 60,698	$ 87,007	$ 68,651	$ 49,458
Cash flows used in investing activities:
Acquisition of the Penn Traffic Company					(85,023)
Cash paid for property and equipment	(27,589)	(15,200)	(37,565)	(45,575)	(49,663)
Cash paid for intangible assets				(1,527)
Proceeds from sale of assets				1,284	20,753
Proceeds from insurable loss recovery		1,150	1,455	609
Net cash used in investing activities	(33,584)	(14,050)	(67,054)	(45,209)	(113,933)
Cash flows provided by (used in) financing activities:
Proceeds from long-term debt borrowings	148,500		460,000		112,125
Repayments of long-term debt borrowings	(161)	(250)	(350,452)	(409)	(36,377)
Borrowings on ABL Facility					348,737
Repayments on ABL Facility					(347,737)
Proceeds from issuance of common stock					30,000
Dividend	(141,920)		(100,000)		(30,000)
Debt extinguishment cost incurred			(20,901)
Principal payments on capital leases	(8,014)	(6,789)	(13,318)	(11,161)	(9,294)
Deferred financing costs incurred	(7,977)		(11,943)	(57)	(5,769)
Stock option exercises	227
Change in bank overdraft position	426	181	(98)	(53)	487
Net cash provided by (used in) financing activities	(2,119)	(11,858)	(6,712)	(21,680)	62,172
Net (decrease) increase in cash and cash equivalents	(3,976)	34,790	13,241	1,762	(2,303)
Cash and cash equivalents - beginning of period	32,422	19,181	19,181	17,419	19,722
Cash and cash equivalents - end of period	28,446	53,971	32,422	19,181	17,419
2017 ABL Facility [Member]
Cash flows provided by (used in) financing activities:
Borrowings on ABL Facility	138,500		35,000
Repayments on ABL Facility	(131,700)
2013 ABL Facility [Member]
Cash flows provided by (used in) financing activities:
Borrowings on ABL Facility		66,600	158,800	612,900	348,737
Repayments on ABL Facility		(71,600)	(163,800)	(622,900)	(347,737)
Grand Union Supermarkets [Member]
Cash flows used in investing activities:
Acquisition			(27,640)
Independent Supermarkets [Member]
Cash flows used in investing activities:
Acquisition			(3,304)
Supermarkets [Member]
Cash flows used in investing activities:
Acquisition	(5,995)
Tops Holding II Corporation [Member]
Cash flows provided by (used in) financing activities:
Proceeds from long-term debt borrowings	148,500
Dividend	(141,920)
Stock option exercises	227
Net cash provided by (used in) financing activities	6,807
Net (decrease) increase in cash and cash equivalents	6,807
Cash and cash equivalents - beginning of period
Cash and cash equivalents - end of period	6,807
Tops Holding LLC [Member]
Cash flows provided by operating activities:
Net cash (used in) provided by operating activities	(512)	(512)	(950)	(950)	(950)
Cash flows provided by (used in) financing activities:
Proceeds from issuance of common stock					30,000
Dividend					(30,000)
Change in intercompany payables position	512	512	950	950	950
Net cash provided by (used in) financing activities	512	512	950	950	950
Cash and cash equivalents - beginning of period
Cash and cash equivalents - end of period
Tops Markets, LLC [Member]
Cash flows provided by operating activities:
Net cash (used in) provided by operating activities	19,478	36,778	47,029	48,437	37,783
Cash flows used in investing activities:
Cash paid for property and equipment	(26,247)	(11,784)	(30,329)	(25,405)	(28,081)
Cash paid for intangible assets				(1,527)
Investment in subsidiaries					(85,023)
Change in intercompany receivables position	(512)	(512)	(950)	(950)	(950)
Net cash used in investing activities	(32,754)	(12,296)	(62,223)	(27,882)	(114,054)
Cash flows provided by (used in) financing activities:
Proceeds from long-term debt borrowings			460,000		112,125
Repayments of long-term debt borrowings	(161)	(250)	(350,452)	(409)	(36,377)
Borrowings on ABL Facility					348,737
Repayments on ABL Facility					(347,737)
Proceeds from issuance of common stock					30,000
Dividend			(100,000)		(30,000)
Debt extinguishment cost incurred			(20,901)
Principal payments on capital leases	(7,804)	(6,624)	(12,962)	(10,838)	(9,004)
Deferred financing costs incurred	(7,977)		(11,943)	(57)	(5,769)
Change in intercompany payables position	11,145	21,992	34,785	2,464	10,786
Change in bank overdraft position	426	181	(98)	(53)	487
Net cash provided by (used in) financing activities	2,429	10,299	28,429	(18,893)	73,248
Net (decrease) increase in cash and cash equivalents	(10,847)	34,781	13,235	1,662	(3,023)
Cash and cash equivalents - beginning of period	31,586	18,351	18,351	16,689	19,712
Cash and cash equivalents - end of period	20,739	53,132	31,586	18,351	16,689
Tops Markets, LLC [Member] | 2017 ABL Facility [Member]
Cash flows provided by (used in) financing activities:
Borrowings on ABL Facility	138,500		35,000
Repayments on ABL Facility	(131,700)
Tops Markets, LLC [Member] | 2013 ABL Facility [Member]
Cash flows provided by (used in) financing activities:
Borrowings on ABL Facility		66,600	158,800	612,900
Repayments on ABL Facility		(71,600)	(163,800)	(622,900)
Tops Markets, LLC [Member] | Grand Union Supermarkets [Member]
Cash flows used in investing activities:
Acquisition			(27,640)
Tops Markets, LLC [Member] | Independent Supermarkets [Member]
Cash flows used in investing activities:
Acquisition			(3,304)
Tops Markets, LLC [Member] | Supermarkets [Member]
Cash flows used in investing activities:
Acquisition	(5,995)
Guarantor Subsidiaries [Member]
Cash flows provided by operating activities:
Net cash (used in) provided by operating activities	12,761	24,432	40,928	21,164	12,625
Cash flows used in investing activities:
Acquisition of the Penn Traffic Company					(85,023)
Cash paid for property and equipment	(1,342)	(3,416)	(7,236)	(20,170)	(21,582)
Proceeds from sale of assets				1,284	20,753
Proceeds from insurable loss recovery		1,150	1,455	609
Change in intercompany receivables position	(11,145)	(21,992)	(34,785)	(2,464)	(10,786)
Net cash used in investing activities	(12,487)	(24,258)	(40,566)	(20,741)	(96,638)
Cash flows provided by (used in) financing activities:
Principal payments on capital leases	(210)	(165)	(356)	(323)	(290)
Capital contribution					85,023
Net cash provided by (used in) financing activities	(210)	(165)	(356)	(323)	84,733
Net (decrease) increase in cash and cash equivalents	64	9	6	100	720
Cash and cash equivalents - beginning of period	836	830	830	730	10
Cash and cash equivalents - end of period	900	839	836	830	730
Eliminations [Member]
Cash flows used in investing activities:
Investment in subsidiaries					85,023
Change in intercompany receivables position	11,657	22,504	35,735	3,414	11,736
Net cash used in investing activities	11,657	22,504	35,735	3,414	96,759
Cash flows provided by (used in) financing activities:
Proceeds from issuance of common stock					(30,000)
Dividend					30,000
Capital contribution					(85,023)
Change in intercompany payables position	(11,657)	(22,504)	(35,735)	(3,414)	(11,736)
Net cash provided by (used in) financing activities	(11,657)	(22,504)	(35,735)	(3,414)	(96,759)
Cash and cash equivalents - beginning of period
Cash and cash equivalents - end of period

Unaudited Quarterly Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										4 Months Ended			6 Months Ended		12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012		Oct. 06, 2012		Jul. 14, 2012		Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012		Apr. 23, 2011	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Quarterly Data
Net sales	$ 601,275	$ 560,167		$ 538,431		$ 562,361		$ 540,113	$ 538,606	$ 559,514	$ 704,380		$ 717,259	$ 1,337,084	$ 1,266,741	$ 2,365,339	$ 2,355,492	$ 2,257,536
Gross profit	170,578	154,478		149,863		160,336		150,878	152,925	154,982	199,906		202,352	378,719	360,242	664,583	661,137	633,691
Operating income	11,804	7,215		18,449		23,559		15,605	20,742	14,908	19,333		17,570	27,002	42,892	68,556	68,825	10,633
Income tax expense	(378)	(347)		(339)		(352)		(305)	(305)	(318)	(370)		(367)	(805)	(722)	(1,408)	(1,295)	9,004
Net (loss) income	$ (5,316)	$ (37,803)	[1]	$ 4,704	[1]	$ 9,498	[1]	$ 1,187	$ 6,440	$ 293	$ 651	[1]	$ (2,088)	$ (9,517)	$ 10,149	$ (22,950)	$ 5,832	$ (26,954)

[1]	The net loss for the 12-week period ended December 29, 2012 includes a $31.2 million loss on debt extinguishment related to the December 2012 financing transactions. See Note 9 for further discussion.

Unaudited Quarterly Results of Operations (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Dec. 29, 2012
Quarterly Data
Loss on debt extinguishment related to financing transactions	$ (31,200)

Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 29, 2012	Mar. 08, 2013 Subsequent Event [Member] Store	Jan. 02, 2013 Subsequent Event [Member]
Subsequent Events (Textual) [Abstract]
Number of supermarkets acquired		4
Purchase price		$ 7
Business tax provisions, expiration date	Dec 31, 2013
Benefit related to additional bonus depreciation			$ 1

Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Assets
Investment in subsidiary
Total assets	690,343	676,002	647,212
Current liabilities:
Accrued expenses and other current liabilities	74,152	75,740	74,677
Total current liabilities	182,880	169,828	163,420
Total liabilities	1,020,999	859,274	706,676
Total shareholders' deficit	(330,656)	(183,272)	(59,464)	(65,511)	(38,801)
Total liabilities and shareholders' (deficit) equity	690,343	676,002	647,212
Parent Company Only [Member]
Assets
Investment in subsidiary		(181,474)	(58,293)
Total assets		(181,474)	(58,293)
Current liabilities:
Accrued expenses and other current liabilities		1,798	1,171
Total current liabilities		1,798	1,171
Total liabilities		1,798	1,171
Total shareholders' deficit		(183,272)	(59,464)
Total liabilities and shareholders' (deficit) equity		$ (181,474)	$ (58,293)

Condensed Statements of Comprehensive (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										4 Months Ended			6 Months Ended		12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012		Oct. 06, 2012		Jul. 14, 2012		Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012		Apr. 23, 2011	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Parent Company Only Financial Information [Line Items]
Equity (loss) income from subsidiary
Operating expenses:
Administrative expenses	(27,072)					(18,543)								(49,326)	(42,413)	(82,404)	(79,780)	(102,754)
Total operating expenses	(158,774)					(136,777)								(351,717)	(317,350)	(596,027)	(592,312)	(623,058)
(Loss) income before income taxes	(4,938)					9,850								(8,712)	10,871	(21,542)	7,127	(35,958)
Net (loss) income	(5,316)	(37,803)	[1]	4,704	[1]	9,498	[1]	1,187	6,440	293	651	[1]	(2,088)	(9,517)	10,149	(22,950)	5,832	(26,954)
Change in post retirement benefit obligations																(2,309)	(925)	(471)
Parent Company Only [Member]
Parent Company Only Financial Information [Line Items]
Equity (loss) income from subsidiary																(20,872)	7,600	(25,696)
Operating expenses:
Administrative expenses																(2,078)	(1,768)	(1,258)
Total operating expenses																(2,078)	(1,768)	(1,258)
(Loss) income before income taxes																(22,950)	5,832	(26,954)
Net (loss) income																(22,950)	5,832	(26,954)
Change in post retirement benefit obligations																(2,309)	(925)	(471)
Comprehensive (loss) income																$ (25,259)	$ 4,907	$ (27,425)

[1]	The net loss for the 12-week period ended December 29, 2012 includes a $31.2 million loss on debt extinguishment related to the December 2012 financing transactions. See Note 9 for further discussion.

Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Parent Company Only Financial Information [Line Items]
Net cash from operating activities	$ 31,727	$ 60,698	$ 87,007	$ 68,651	$ 49,458
Net cash from investing activities	(33,584)	(14,050)	(67,054)	(45,209)	(113,933)
Net cash from financing activities	(2,119)	(11,858)	(6,712)	(21,680)	62,172
Net change in cash and cash equivalents	(3,976)	34,790	13,241	1,762	(2,303)
Cash and cash equivalents - beginning of period	32,422	19,181	19,181	17,419	19,722
Cash and cash equivalents - end of period	28,446	53,971	32,422	19,181	17,419
Parent Company Only [Member]
Parent Company Only Financial Information [Line Items]
Net cash from operating activities
Net cash from investing activities
Net cash from financing activities
Net change in cash and cash equivalents
Cash and cash equivalents - beginning of period
Cash and cash equivalents - end of period

Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012		Dec. 31, 2011	Jan. 01, 2011
Self-insurance Reserves [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 15,723		$ 11,733	$ 8,303
Additions Charged to Costs and Expenses	8,639		7,169	6,028
Deductions	(4,178)		(3,179)	(2,598)
Balance at End of Period	20,184		15,723	11,733
LIFO Inventory Valuation Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	10,703		9,370	7,315
Additions Charged to Costs and Expenses	361		1,333	2,055
Balance at End of Period	11,064		10,703	9,370
Deferred Income Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	26,026		25,797	13,896
Additions Charged to Costs and Expenses	12,007	[1]	229	11,901
Balance at End of Period	$ 38,033		$ 26,026	$ 25,797

[1]	Amount includes additional valuation allowance of $1.5 million related to amounts recorded in other comprehensive loss.

Valuation and Qualifying Accounts (Parenthetical) (Detail) (Valuation Allowance of Deferred Tax Assets [Member], USD $) In Millions, unless otherwise specified	Dec. 29, 2012
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Amount includes additional valuation allowance related to other comprehensive loss	$ 1.5